UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 9 of its series:

Wells Fargo Adjustable Rate Government Fund, Wells Fargo Conservative Income Fund, Wells Fargo Government Securities Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Core Plus Bond Fund, Wells Fargo Short Duration Government Bond Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Short-Term High Yield Bond Fund, and Wells Fargo Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

February 28, 2017

Wells Fargo
Adjustable Rate Government Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/adjustable-rate-government-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Adjustable Rate Government Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Adjustable Rate Government Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Adjustable Rate Government Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Michal Stanczyk

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESAAX)	6-30-2000	(1.29)	0.11	1.45	0.68	0.52	1.65	0.79	0.75
Class C (ESACX)	6-30-2000	(0.96)	(0.20)	0.91	0.04	(0.20)	0.91	1.54	1.50
Administrator Class (ESADX)	7-30-2010	–	–	–	0.82	0.67	1.80	0.73	0.61
Institutional Class (EKIZX)	10-1-1991	–	–	–	1.08	0.83	1.94	0.46	0.46
Bloomberg Barclays 6-Month Treasury Bill Index[4]	–	–	–	–	0.69	0.31	1.11	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Adjustable Rate Government Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
FNMA Series 2003-W18 Class 2A, 3.66%, 6-25-2043	1.52
FNMA Series 2002-66 Class A3, 3.46%, 4-25-2042	1.19
FHLMC Series T-67 Class 1A1C, 3.10%, 3-25-2036	1.13
FNMA Series 2004-W15 Class 3A, 3.01%, 6-25-2044	0.95
FNMA Series 2006-W01 Class 3A, 2.54%, 10-25-2045	0.89
FHLMC, 2.89%, 9-1-2030	0.88
FNMA, 2.82%, 2-1-2036	0.84
GNMA, 2.42%, 8-20-2062	0.81
FNMA Series 2004-W12 Class 2A, 3.72%, 6-25-2044	0.79
FNMA Series 2001-T12 Class A4, 3.74%, 8-25-2041	0.77

Portfolio allocation as of February 28, 2017[6]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Adjustable Rate Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.74% for Class A, 1.49% for Class C, 0.60% for Administrator Class, and 0.46% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays 6-Month Treasury Bill Index (formerly known as Barclays 6-Month Treasury Bill Index) tracks the performance and attributes of recently issued 6-month U.S. Treasury bills. The index follows Bloomberg Barclays’ monthly rebalancing conventions. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Adjustable Rate Government Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$995.22	$3.72	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77	0.74%
Class C
Actual	$1,000.00	$991.51	$7.48	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58	1.49%
Administrator Class
Actual	$1,000.00	$995.91	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$996.65	$2.32	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35	0.46%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 96.13%
FHLMC	0.82-8.50%	12-1-2017 to 5-25-2043	$196,870,125	$206,535,727	25.72%
FHLMC ±	2.69	4-1-2037	4,095,309	4,325,970	0.54
FHLMC ±	2.73	9-1-2035	4,885,403	5,164,774	0.64
FHLMC ±	2.73	4-1-2034	3,439,734	3,643,375	0.45
FHLMC ±	2.73	4-1-2035	3,840,128	4,074,170	0.51
FHLMC ±	2.77	1-1-2038	5,141,909	5,478,843	0.68
FHLMC ±	2.79	2-1-2035	4,054,203	4,286,638	0.53
FHLMC ±	2.80	12-1-2034	3,533,393	3,770,659	0.47
FHLMC ±	2.89	9-1-2030	6,707,529	7,081,734	0.88
FHLMC ±	3.09	8-1-2030	3,998,134	4,234,750	0.53
FHLMC Series T-35 Class A ±	1.06	9-25-2031	3,626,757	3,581,977	0.45
FHLMC Series T-62 Class 1A1 ±	1.77	10-25-2044	4,579,037	4,622,309	0.58
FHLMC Series T-63 Class 1A1 ±	1.77	2-25-2045	4,154,817	4,243,910	0.53
FHLMC Series T-67 Class 1A1C ±	3.10	3-25-2036	8,693,214	9,059,669	1.13
FHLMC Series T-67 Class 2A1C ±	3.11	3-25-2036	5,494,403	5,767,146	0.72
FNMA	0.69-11.00	5-1-2017 to 12-1-2046	289,500,764	305,069,532	38.05
FNMA ±	2.47	12-1-2035	3,910,609	4,049,564	0.50
FNMA ±	2.64	9-1-2032	5,222,937	5,489,911	0.68
FNMA ±	2.69	7-1-2036	3,591,246	3,786,343	0.47
FNMA ±	2.75	5-1-2038	3,864,935	4,081,811	0.51
FNMA ±	2.75	9-1-2035	5,199,551	5,478,329	0.68
FNMA ±	2.76	5-1-2033	3,368,344	3,616,842	0.45
FNMA ±	2.77	7-1-2039	4,115,776	4,378,067	0.55
FNMA ±	2.77	1-1-2035	4,278,263	4,514,184	0.56
FNMA ±	2.77	1-1-2037	3,474,604	3,702,158	0.46
FNMA ±	2.78	12-1-2040	3,869,715	4,087,196	0.51
FNMA ±	2.78	7-1-2036	3,907,101	4,127,933	0.51
FNMA ±	2.78	9-1-2034	3,637,442	3,845,626	0.48
FNMA ±	2.78	12-1-2037	3,460,288	3,667,805	0.46
FNMA ±	2.79	3-1-2035	3,681,917	3,893,625	0.49
FNMA ±	2.79	11-1-2033	3,744,004	3,960,726	0.49
FNMA ±	2.79	8-1-2037	3,711,813	3,937,511	0.49
FNMA ±	2.79	5-1-2036	3,753,140	3,970,161	0.49
FNMA ±	2.80	9-1-2039	4,388,193	4,640,039	0.58
FNMA ±	2.80	1-1-2038	4,723,192	5,002,415	0.62
FNMA ±	2.81	8-1-2036	3,596,848	3,809,915	0.47
FNMA ±	2.82	2-1-2036	6,340,490	6,710,966	0.84
FNMA ±	2.82	10-1-2036	3,542,475	3,752,087	0.47
FNMA ±	2.82	12-1-2035	3,809,457	4,034,762	0.50
FNMA ±	2.82	6-1-2034	3,390,823	3,586,823	0.45
FNMA ±	2.83	2-1-2038	4,585,500	4,847,441	0.60
FNMA ±	3.05	4-1-2036	4,339,188	4,626,109	0.58
FNMA ±	3.28	3-1-2037	3,768,076	4,015,541	0.50
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,293,893	3,924,305	0.49
FNMA Series 2001-T12 Class A4 ±	3.74	8-25-2041	5,848,657	6,152,687	0.77
FNMA Series 2002-66 Class A3 ±	3.46	4-25-2042	9,059,353	9,569,674	1.19
FNMA Series 2002-T18 Class A5 ±	3.93	5-25-2042	3,695,141	3,972,912	0.50

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Adjustable Rate Government Fund	Summary portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities (continued)
FNMA Series 2003-W18 Class 2A ±	3.66%	6-25-2043	$11,470,413	$12,224,490	1.52%
FNMA Series 2004-W12 Class 2A ±	3.72	6-25-2044	5,895,993	6,325,707	0.79
FNMA Series 2004-W15 Class 3A ±	3.01	6-25-2044	7,344,355	7,598,323	0.95
FNMA Series 2006-W01 Class 3A ±	2.54	10-25-2045	6,712,681	7,163,768	0.89
GNMA ±	2.42	8-20-2062	6,232,675	6,508,518	0.81
GNMA	1.26-9.00	7-15-2017 to 6-20-2063	10,439,295	10,673,793	1.32
Other securities				781,488	0.10

Total Agency Securities (Cost $759,957,516)				771,450,738	96.13

	Yield		Shares
Short-Term Investments: 3.18%

Investment Companies: 3.18%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48		25,549,353	25,549,353	3.18

Total Short-Term Investments (Cost $25,549,353)				25,549,353	3.18

Total investments in securities (Cost $785,506,869) *				797,000,091	99.31
Other assets and liabilities, net				5,498,169	0.69

Total net assets				$802,498,260	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $785,544,766 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,866,492
Gross unrealized losses	(1,411,167)

Net unrealized gains	$11,455,325

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $759,957,516)	$771,450,738
In affiliated securities, at value (cost $25,549,353)	25,549,353

Total investments, at value (cost $785,506,869)	797,000,091
Principal paydown receivable	4,803,866
Receivable for Fund shares sold	233,712
Receivable for interest	2,218,765
Prepaid expenses and other assets	95,438

Total assets	804,351,872

Liabilities
Dividends payable	105,068
Payable for Fund shares redeemed	1,194,937
Management fee payable	199,703
Distribution fees payable	50,160
Administration fees payable	65,250
Accrued expenses and other liabilities	238,494

Total liabilities	1,853,612

Total net assets	$802,498,260

NET ASSETS CONSIST OF
Paid-in capital	$817,709,558
Overdistributed net investment income	(815,855)
Accumulated net realized losses on investments	(25,888,665)
Net unrealized gains on investments	11,493,222

Total net assets	$802,498,260

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$154,491,807
Shares outstanding – Class A1	17,137,483
Net asset value per share – Class A	$9.01
Maximum offering price per share – Class A2	$9.19
Net assets – Class C	$86,123,924
Shares outstanding – Class C1	9,553,090
Net asset value per share – Class C	$9.02
Net assets – Administrator Class	$34,276,282
Shares outstanding – Administrator Class[1]	3,802,239
Net asset value per share – Administrator Class	$9.01
Net assets – Institutional Class	$527,606,247
Shares outstanding – Institutional Class[1]	58,517,104
Net asset value per share – Institutional Class	$9.02

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Adjustable Rate Government Fund	Statement of operations—six months ended February 28, 2017 (unaudited)

Investment income
Interest	$6,479,010
Income from affiliated securities	48,421

Total investment income	6,527,431

Expenses
Management fee	1,598,305
Administration fees
Class A	129,085
Class B	26	[1]
Class C	73,175
Administrator Class	21,089
Institutional Class	247,492
Shareholder servicing fees
Class A	201,696
Class B	40	[1]
Class C	114,336
Administrator Class	52,461
Distribution fees
Class B	121	[1]
Class C	343,007
Custody and accounting fees	40,980
Professional fees	32,857
Registration fees	48,740
Shareholder report expenses	15,582
Trustees’ fees and expenses	14,987
Other fees and expenses	5,960

Total expenses	2,939,939
Less: Fee waivers and/or expense reimbursements	(111,870)

Net expenses	2,828,069

Net investment income	3,699,362

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,001,062

Net change in unrealized gains (losses) on investments	(336,115)

Net realized and unrealized gains (losses) on investments	664,947

Net increase in net assets resulting from operations	$4,364,309

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Adjustable Rate Government Fund	11

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$3,699,362		$8,404,428
Net realized gains on investments		1,001,062		625,055
Net change in unrealized gains (losses) on investments		(336,115)		(9,452,906)

Net increase (decrease) in net assets resulting from operations		4,364,309		(423,423)

Distributions to shareholders from
Net investment income
Class A		(638,627)		(1,155,210)
Class B		(5)[1]		(87)
Class C		(19,456)		(42,737)
Administrator Class		(196,034)		(466,099)
Institutional Class		(3,303,623)		(6,792,219)
Tax basis return of capital
Class A		0		(394,233)
Class B		0 [1]		(30)
Class C		0		(14,584)
Administrator Class		0		(159,064)
Institutional Class		0		(2,317,951)

Total distributions to shareholders		(4,157,745)		(11,342,214)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	661,967	5,963,505	2,371,399	21,433,559
Class C	68,599	617,961	297,135	2,687,224
Administrator Class	810,556	7,305,587	2,664,934	24,094,678
Institutional Class	12,579,244	113,308,248	39,720,888	358,768,408

		127,195,301		406,983,869

Reinvestment of distributions
Class A	58,991	531,415	144,875	1,309,115
Class B	1 [1]	5 [1]	12	112
Class C	1,601	14,428	4,704	42,529
Administrator Class	20,159	181,601	66,534	601,065
Institutional Class	261,951	2,360,595	739,168	6,680,295

		3,088,044		8,633,116

Payment for shares redeemed
Class A	(2,685,226)	(24,196,417)	(7,142,231)	(64,545,641)
Class B	(7,783)[1]	(70,137)[1]	(37,840)	(342,648)
Class C	(1,331,293)	(11,992,317)	(2,802,652)	(25,333,615)
Administrator Class	(3,870,876)	(34,861,743)	(3,149,188)	(28,458,877)
Institutional Class	(32,286,395)	(290,799,061)	(62,141,650)	(561,176,841)

		(361,919,675)		(679,857,622)

Net decrease in net assets resulting from capital share transactions		(231,636,330)		(264,240,637)

Total decrease in net assets		(231,429,766)		(276,006,274)

Net assets
Beginning of period		1,033,928,026		1,309,934,300

End of period		$802,498,260		$1,033,928,026

Overdistributed net investment income		$(815,855)		$(357,472)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.01	$9.10	$9.15	$9.14	$9.19	$9.12
Net investment income	0.03	0.04	0.05	0.06	0.06	0.09
Net realized and unrealized gains (losses) on investments	0.01	(0.06)	(0.03)	0.02	(0.04)	0.08

Total from investment operations	0.04	(0.02)	0.02	0.08	0.02	0.17
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.06)	(0.07)	(0.09)
Tax basis return of capital	0.00	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.01)

Total distributions to shareholders	(0.04)	(0.07)	(0.07)	(0.07)	(0.07)	(0.10)
Net asset value, end of period	$9.01	$9.01	$9.10	$9.15	$9.14	$9.19
Total return[2]	0.39%	(0.19)%	0.24%	0.90%	0.23%	1.84%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.78%	0.79%	0.80%	0.84%	0.86%
Net expenses	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.71%	0.56%	0.58%	0.64%	0.71%	1.01%
Supplemental data
Portfolio turnover rate	1%	13%	10%	18%	10%	9%
Net assets, end of period (000s omitted)	$154,492	$172,131	$215,830	$251,686	$281,028	$309,827

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.01	$9.10	$9.15	$9.14	$9.19	$9.12
Net investment income (loss)	(0.00)[1,2]	(0.02)[1]	(0.01)[1]	(0.01)[1]	(0.00)[1,2]	0.02 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.07)	(0.04)	0.02	(0.05)	0.08

Total from investment operations	0.01	(0.09)	(0.05)	0.01	(0.05)	0.10
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)
Tax basis return of capital	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.03)
Net asset value, end of period	$9.02	$9.01	$9.10	$9.15	$9.14	$9.19
Total return[3]	0.13%	(0.94)%	(0.51)%	0.15%	(0.52)%	1.08%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.53%	1.54%	1.55%	1.59%	1.61%
Net expenses	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Net investment income (loss)	(0.04)%	(0.19)%	(0.16)%	(0.11)%	(0.04)%	0.26%
Supplemental data
Portfolio turnover rate	1%	13%	10%	18%	10%	9%
Net assets, end of period (000s omitted)	$86,124	$97,452	$121,117	$148,523	$190,110	$248,392

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Adjustable Rate Government Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.01	$9.10	$9.15	$9.14	$9.19	$9.12
Net investment income	0.04 [1]	0.06	0.06	0.07	0.08	0.11
Net realized and unrealized gains (losses) on investments	(0.00)	(0.06)	(0.03)	0.03	(0.05)	0.07

Total from investment operations	0.04	0.00	0.03	0.10	0.03	0.18
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.06)	(0.07)	(0.08)	(0.10)
Tax basis return of capital	0.00	(0.02)	(0.02)	(0.02)	(0.00)[2]	(0.01)

Total distributions to shareholders	(0.04)	(0.09)	(0.08)	(0.09)	(0.08)	(0.11)
Net asset value, end of period	$9.01	$9.01	$9.10	$9.15	$9.14	$9.19
Total return[3]	0.46%	(0.05)%	0.38%	1.05%	0.37%	1.98%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.72%	0.72%	0.73%	0.77%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.80%	0.71%	0.72%	0.78%	0.85%	1.14%
Supplemental data
Portfolio turnover rate	1%	13%	10%	18%	10%	9%
Net assets, end of period (000s omitted)	$34,276	$61,658	$66,037	$124,345	$102,284	$112,319

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Adjustable Rate Government Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.01	$9.10	$9.15	$9.14	$9.19	$9.12
Net investment income	0.05 [1]	0.08	0.08	0.08	0.09 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.01	(0.07)	(0.03)	0.03	(0.04)	0.07

Total from investment operations	0.06	0.01	0.05	0.11	0.05	0.19
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.08)	(0.08)	(0.10)	(0.11)
Tax basis return of capital	0.00	(0.03)	(0.02)	(0.02)	(0.00)[2]	(0.01)

Total distributions to shareholders	(0.05)	(0.10)	(0.10)	(0.10)	(0.10)	(0.12)
Net asset value, end of period	$9.02	$9.01	$9.10	$9.15	$9.14	$9.19
Total return[3]	0.64%	0.09%	0.52%	1.19%	0.50%	2.09%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.45%	0.46%	0.47%	0.51%	0.53%
Net expenses	0.46%	0.45%	0.46%	0.46%	0.47%	0.49%
Net investment income	0.96%	0.84%	0.87%	0.93%	0.98%	1.25%
Supplemental data
Portfolio turnover rate	1%	13%	10%	18%	10%	9%
Net assets, end of period (000s omitted)	$527,606	$702,617	$906,536	$844,221	$906,698	$686,587

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Adjustable Rate Government Fund (the “Fund”) which is a diversified series of the Trust.

At the close of business on December 5, 2016, Class B shares of the Fund were converted to Class A shares and are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

			No expiration
2017	2018	2019	Short-term
$24,262,054	$1,705,150	$66,443	$208,379

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$771,450,738	$0	$771,450,738

Short-term investments
Investment companies	25,549,353	0	0	25,549,353
Total assets	$25,549,353	$771,450,738	$0	$797,000,091

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six month ended February 28, 2017, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class C shares, 0.60% for Administrator Class shares, and 0.46% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Adjustable Rate Government Fund	19

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $149,159 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $5,898 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six month ended February 28, 2017, Funds Distributor received $265 from the sale of Class A shares and $5,739 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of U.S. government securities, excluding short-term securities, for the six month ended February 28, 2017 were $8,121,281 and $109,374,419, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six month ended February 28, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

20	Wells Fargo Adjustable Rate Government Fund	Notes to financial statements (unaudited)

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Adjustable Rate Government Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Adjustable Rate Government Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo Adjustable Rate Government Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302022 04-17 SA215/SAR215 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo
Conservative Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Conservative Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Conservative Income Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Conservative Income Fund	3

continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Conservative Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Andrew M. Greenberg, CFA®

Anthony J. Melville, CFA®

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of February 28, 2017

					Expense ratios[1] (%)
	Inception date	1 year	Since inception		Gross	Net[2]
Institutional Class (WCIIX)	5-31-2013	1.15	0.63		0.36	0.27
Bloomberg Barclays 6-9 Month Treasury Bill Index[3]	–	0.51	0.24	*	–	–
*	Based on inception date of Institutional Class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Conservative Income Fund	5

Ten largest holdings (%) as of February 28, 2017[4]
University of California Series Y-1, 1.28%, 7-1-2041	1.96
BMW US Capital LLC, 1.37%, 9-13-2019	1.74
Smart Trust Series 2016-2US Class A2A, 1.45%, 8-14-2019	1.73
Platinum Underwriters Finance Incorporated Series B, 7.50%, 6-1-2017	1.57
BP Capital Markets plc, 1.39%, 8-14-2018	1.55
Berkshire Hathaway Finance Corporation, 1.50%, 3-7-2018	1.53
Rabobank Nederland NV, 1.55%, 8-9-2019	1.53
Trillium Credit Card Trust II Series 2016-1A Class A, 1.50%, 5-26-2021	1.45
Morgan Stanley, 2.40%, 2-1-2019	1.44
Pricoa Global Funding 1, 1.42%, 10-8-2019	1.44

Portfolio allocation as of February 28, 2017[5]

[1]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[2]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[3]	The Bloomberg Barclays 6-9 Month Treasury Bill Index (formerly known as Barclays 6-9 Month Treasury Bill Index) includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than nine months and more than six, are rated investment-grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Conservative Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs including management fees and other Fund expenses, This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Institutional Class
Actual	$1,000.00	$1,005.34	$1.36	0.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.84	$1.38	0.27%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Conservative Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 23.63%
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98%	3-15-2018	$78,566	$78,563
Ally Auto Receivables Trust Series 2016-1 Class A2A	1.20	8-15-2018	683,867	683,909
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	500,476	500,468
AmeriCredit Automobile Receivables Trust Series 2016-1 Class A2A	1.52	6-10-2019	1,407,946	1,409,014
AmeriCredit Automobile Receivables Trust Series 2016-2 Class A2A	1.42	10-8-2019	4,045,904	4,047,175
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	2,115,000	2,113,498
California Republic Auto Receivables Trust Series 2016-1 Class A2	1.50	12-17-2018	2,183,651	2,184,856
California Republic Auto Receivables Trust Series 2017-1 Class A2	1.64	11-15-2019	3,500,000	3,500,375
CarMax Auto Owner Trust Series 2014-2 Class A3	0.98	1-15-2019	1,514,909	1,514,031
CarMax Auto Owner Trust Series 2016-2 Class A2A	1.24	6-17-2019	2,245,202	2,245,031
CarMax Auto Owner Trust Series 2016-3 Class A2	1.17	8-15-2019	2,492,574	2,490,479
CarMax Auto Owner Trust Series 2016-4 Class A2	1.21	11-15-2019	1,800,000	1,796,253
CCG Receivables Trust Class 2014-1 Class A2 144A	1.06	11-15-2021	354,714	354,326
Citibank Credit Card Issuance Trust Series 2014-A4 Class A4	1.23	4-24-2019	1,555,000	1,555,327
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	4,006,080
Discover Card Master Trust Series 2007-A1 Class A1	5.65	3-16-2020	5,634,000	5,766,640
Evergreen Credit Card Trust Series 2016-1 Class A 144A±	1.49	4-15-2020	5,000,000	5,023,998
Ford Credit Auto Owner Trust Series 2016-A Class A2A	1.12	12-15-2018	1,160,289	1,160,045
Ford Credit Auto Owner Trust Series 2017-A Class A2A	1.33	12-15-2019	4,555,000	4,552,569
GM Financial Automobile Leasing Trust Series 2014-2A Class A3 144A	1.22	1-22-2018	313,422	313,435
GM Financial Automobile Leasing Trust Series 2014-3 Class A2A	1.17	6-20-2018	2,012,807	2,012,273
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	263,717	263,674
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	871,822	870,922
Golden Credit Card Trust Series 2015-1A Class A 144A±	1.21	2-15-2020	3,090,000	3,094,782
Harley-Davidson Motorcycle Trust Series 2014-1 Class A3	1.10	9-15-2019	1,257,998	1,257,182
Honda Auto Receivables Owner Trust Series 2015-4 Class A2	0.82	7-23-2018	411,737	411,284
Hyundai Auto Lease Securitization Trust Series 2016-A Class A2B 144A±	1.32	7-16-2018	2,940,264	2,943,061
Hyundai Auto Lease Securitization Trust Series 2016-A Class A3 144A	1.60	7-15-2019	2,000,000	2,002,491
Mercedes-Benz Auto Lease Trust Series 2015-B Class A2A	1.00	1-16-2018	283,214	283,133
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	205,848	205,784
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	2,650,604	2,650,693
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	293,803	293,813
Nissan Auto Receivables Owner Trust Series 2016-A Class A2B ±	1.12	2-15-2019	2,646,259	2,646,523
Oscar US Funding Trust Series 2016-2A Class A2A 144A	2.31	11-15-2019	1,250,000	1,253,316
Santander Auto Receivables Trust Series 2017-1 Class A2	1.73	2-18-2020	2,250,000	2,249,936
Securitized Term Auto Receivables Trust Series 2016-1A Class A2A 144A	1.28	11-26-2018	2,400,000	2,397,669
Smart Trust Series 2016-2US Class A2A	1.45	8-14-2019	8,000,000	7,949,013
TCF Auto Receivables Owner Trust Series 2016-1A Class A 144A	1.93	6-15-2022	4,674,887	4,661,609
TCF Auto Receivables Owner Trust Series 2016-1A Class A2 144A	1.39	11-15-2019	1,900,000	1,898,503
Toyota Auto Receivables Owner Trust Series 2016-A Class A3	1.25	3-16-2020	4,086,000	4,073,909
Trillium Credit Card Trust II Series 2016-1A Class A 144A±	1.50	5-26-2021	6,650,000	6,680,325
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	3,800,000	3,770,373
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	4,828,066	4,829,689
Volvo Financial Equipment LLC Series 2017-1A Class A2 144A	1.83	10-15-2019	800,000	799,941
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	3,722,415	3,715,641

Total Asset-Backed Securities (Cost $108,567,458)				108,511,611

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 30.78%

Energy: 2.02%

Oil, Gas & Consumable Fuels: 2.02%
Chevron Corporation ±	1.21%	11-15-2017	$5,320,000	$5,325,426
Exxon Mobil Corporation ±	1.65	2-28-2018	3,920,000	3,943,740

				9,269,166

Financials: 27.45%

Banks: 5.30%
Bank of America Corporation NA	1.65	3-26-2018	4,250,000	4,257,259
Credit Suisse New York ±	1.72	4-27-2018	2,500,000	2,502,110
Credit Suisse New York ±	1.73	1-29-2018	1,750,000	1,756,949
HSBC USA Incorporated	1.63	1-16-2018	5,000,000	5,004,585
HSBC USA Incorporated	1.70	3-5-2018	2,000,000	2,002,400
JPMorgan Chase & Company	1.80	1-25-2018	4,750,000	4,766,245
JPMorgan Chase & Company ±	1.84	3-22-2019	4,000,000	4,033,784

				24,323,332

Capital Markets: 2.57%
Eaton Vance Corporation	6.50	10-2-2017	1,100,000	1,130,994
Morgan Stanley ±	2.41	2-1-2019	6,500,000	6,613,692
The Goldman Sachs Group Incorporated ±	2.08	4-25-2019	4,000,000	4,043,148

				11,787,834

Consumer Finance: 6.04%
American Honda Finance Corporation ±	1.45	9-20-2017	4,880,000	4,893,176
BMW US Capital LLC 144A±	1.37	9-13-2019	8,000,000	8,001,896
Daimler Finance North America LLC 144A±	1.66	10-30-2019	2,000,000	2,008,360
Nissan Motor Acceptance Corporation 144A±	1.81	4-6-2018	3,000,000	3,017,709
Nissan Motor Acceptance Corporation 144A±	1.96	3-8-2019	5,000,000	5,058,620
Toyota Motor Credit Corporation ±	1.39	4-6-2018	3,000,000	3,005,691
Toyota Motor Credit Corporation	1.75	5-22-2017	1,752,000	1,755,020

				27,740,472

Diversified Financial Services: 2.62%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,007,344
Murray Street Investment Trust I	4.65	3-9-2017	3,000,000	3,002,280
NYSE Holdings LLC	2.00	10-5-2017	5,000,000	5,021,608

				12,031,232

Insurance: 10.92%
Berkshire Hathaway Finance Corporation ±	1.50	3-7-2018	7,000,000	7,041,083
Jackson National Life Global Funding Company 144A±	1.60	10-13-2017	2,000,000	2,004,910
MassMutual Global Funding 144A	2.10	8-2-2018	6,315,000	6,362,666
Metropolitan Life Global Funding 144A	1.35	9-14-2018	2,000,000	1,988,230
Metropolitan Life Global Funding I 144A	1.30	4-10-2017	5,000,000	5,001,875
Metropolitan Life Global Funding I 144A	1.50	1-10-2018	473,000	473,430
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	7,118,000	7,208,242
Pricoa Global Funding 1 144A	1.35	8-18-2017	6,595,000	6,596,754

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Conservative Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Principal Life Global Funding II 144A	1.20%	5-19-2017	$460,000	$460,088
Principal Life Global Funding II 144A	1.50	9-11-2017	3,000,000	3,001,173
Principal Life Global Funding II 144A±	1.55	12-1-2017	4,000,000	4,015,028
Protective Life Global Funding 144A±	1.50	6-8-2018	6,000,000	6,003,300

				50,156,779

Health Care: 1.31%

Health Care Equipment & Supplies: 1.31%
Medtronic Incorporated	1.50	3-15-2018	6,000,000	6,009,096

Total Corporate Bonds and Notes (Cost $140,898,626)				141,317,911

Municipal Obligations: 5.87%

California: 1.96%
University of California Series Y-1 (Education Revenue) ±	1.28	7-1-2041	8,985,000	8,985,899

Colorado: 0.71%
Denver City & County CO Refunding & Improvement Bonds Series B (Tax Revenue) ##	2.70	8-1-2017	3,250,000	3,274,505

Michigan: 0.80%
Detroit MI Finance Authority Sub Series H-3 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.39	11-1-2017	3,690,000	3,685,941

New York: 2.40%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	5,000,000	5,010,350
New York HFA 222 East 44TH Street Series B (Housing Revenue, Bank of China LOC) ø	1.12	5-1-2050	6,000,000	6,000,000

				11,010,350

Total Municipal Obligations (Cost $26,943,464)				26,956,695

Non-Agency Mortgage-Backed Securities: 0.04%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	185,954	185,819

Total Non-Agency Mortgage-Backed Securities (Cost $188,041)				185,819

Yankee Corporate Bonds and Notes: 19.60%

Energy: 2.86%

Oil, Gas & Consumable Fuels: 2.86%
BP CapitalMarkets plc ±	1.39	8-14-2018	7,100,000	7,113,703
CNPC General Capital Limited 144A±	1.94	5-14-2017	1,000,000	1,000,784
TransCanada PipeLines Limited	1.63	11-9-2017	5,000,000	5,002,985

				13,117,472

Financials: 14.81%

Banks: 13.00%
ABN AMRO Bank NV 144A	2.10	1-18-2019	5,000,000	5,009,120
ABN AMRO Bank NV 144A	2.50	10-30-2018	3,000,000	3,027,294
Australia & New Zealand Banking Group Limited 144A±	1.66	9-23-2019	2,500,000	2,509,595

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Conservative Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Bank of Tokyo-Mitsubishi UFJ Limited 144A±	1.98%	9-14-2018	$1,250,000	$1,258,959
BNZ International Funding of London 144A±	1.74	2-21-2020	1,750,000	1,757,313
Canadian Imperial Bank of Commerce ±	1.47	9-6-2019	3,000,000	3,009,195
Export-Import Bank of Korea ±	1.75	5-26-2019	4,000,000	4,011,600
Export-Import Bank of Korea	2.88	9-17-2018	1,200,000	1,219,808
Industrial & Commercial Bank of China Limited ±	2.22	11-13-2017	1,500,000	1,501,680
ING Bank NV 144A±	1.65	8-15-2019	5,000,000	5,003,490
Macquarie Bank Limited 144A	1.60	10-27-2017	2,000,000	2,001,348
Macquarie Bank Limited 144A±	1.79	3-24-2017	1,000,000	1,000,576
National Australia Bank Limited 144A±	1.68	7-23-2018	1,750,000	1,757,613
Rabobank Nederland NV ±	1.55	8-9-2019	7,000,000	7,011,879
Skandinaviska Enskilda 144A	1.75	3-19-2018	4,000,000	3,998,528
Sumitomo Mitsui Banking Corporation ±	1.55	1-11-2019	2,000,000	2,002,702
Sumitomo Mitsui Trust Bank Limited ±	1.69	10-19-2018	4,600,000	4,611,528
Sumitomo Mitsui Trust Bank Limited 144A±	1.93	10-18-2019	6,000,000	6,017,148
Westpac Banking Corporation ±%%	1.00	3-6-2020	3,000,000	3,002,610

				59,711,986

Diversified Financial Services: 1.81%
UBS AG	1.38	6-1-2017	2,120,000	2,121,283
UBS AG ±	1.70	3-26-2018	2,000,000	2,009,350
UBS AG	5.75	4-25-2018	4,000,000	4,185,880

				8,316,513

Telecommunication Services: 1.93%

Diversified Telecommunication Services : 0.70%
Nippon Telegraph & Telephone Company	1.40	7-18-2017	3,200,000	3,202,064

Wireless Telecommunication Services : 1.23%
America Movil SAB de CV	5.63	11-15-2017	5,500,000	5,655,320

Total Yankee Corporate Bonds and Notes (Cost $89,875,566)				90,003,355

Short-Term Investments: 19.40%

Certificates of Deposit: 2.51%
Credit Suisse ±	2.14	3-8-2018	2,500,000	2,507,505
Credit Suisse ±	2.25	3-8-2018	1,000,000	1,005,100
Norinchukin Bank	1.40	6-9-2017	8,000,000	8,007,194

				11,519,799

Commercial Paper: 16.89%
Alpine Securitization Limited 144A(p)(z)	0.73	3-9-2017	7,200,000	7,198,690
Atlantic Asset Securitization LLC 144A(p)(z)	1.19	6-8-2017	1,400,000	1,395,399
Bedford Row Funding Corporation 144A(p)(z)	0.76	3-27-2017	10,000,000	9,994,300
CDP Financial Incorporated 144A(z)	0.87	5-26-2017	4,000,000	3,991,571
CDP Financial Incorporated 144A(z)	1.12	8-16-2017	6,000,000	5,968,510
Collateralized Commercial Paper Company LLC 144A(z)	0.88	4-24-2017	1,850,000	1,847,504
Institutional Secured Funding LLC 144A(p)(z)	0.81	4-3-2017	11,300,000	11,291,323

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Conservative Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
LMA Americas LLC 144A(p)(z)	1.33%	8-1-2017	$8,000,000	$7,954,827
Ontario Teachers Finance Trust 144A(z)	0.92	4-17-2017	4,000,000	3,995,093
Ontario Teachers Finance Trust 144A(z)	0.94	4-26-2017	5,000,000	4,992,598
Ontario Teachers Finance Trust 144A(z)	1.14	6-1-2017	2,000,000	1,994,146
Sheffield Receivables Company LLC 144A(p)(z)	1.47	7-10-2017	5,000,000	4,973,233
Sinochem Commercial Paper Company Limited (z)	1.10	7-27-2017	5,000,000	4,977,381
Starbird Funding Corporation 144A(p)(z)	1.19	6-16-2017	7,000,000	6,975,010

				77,549,585

	Yield		Shares
Investment Companies: 0.00%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		22,719	22,719

Total Short-Term Investments (Cost $89,047,004)				89,092,103

Total investments in securities (Cost $455,520,159) *	99.32%	456,067,494
Other assets and liabilities, net	0.68	3,117,787

Total net assets	100.00%	$459,185,281

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(p)	Asset-backed commercial paper

(z)	Zero coupon security. The rate represents the current yield to maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $455,520,159 and unrealized gains (losses) consists of:

Gross unrealized gains	$763,339
Gross unrealized losses	(216,004)

Net unrealized gains	$547,335

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Conservative Income Fund	Statement of assets and liabilities—February 28, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $455,497,440)	$456,044,775
In affiliated securities, at value (cost $22,719)	22,719

Total investments, at value (cost $455,520,159)	456,067,494
Receivable for investments sold	5,000,274
Principal paydown receivable	180
Receivable for interest	1,271,276
Prepaid expenses and other assets	938

Total assets	462,340,162

Liabilities
Dividends payable	50,817
Payable for investments purchased	3,000,000
Payable for Fund shares redeemed	2,201
Management fee payable	58,070
Administration fee payable	29,583
Accrued expenses and other liabilities	14,210

Total liabilities	3,154,881

Total net assets	$459,185,281

NET ASSETS CONSIST OF
Paid-in capital	$458,674,316
Undistributed net investment income	4,980
Accumulated net realized losses on investments	(41,350)
Net unrealized gains on investments	547,335

Total net assets	$459,185,281

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Institutional Class	$459,185,281
Shares outstanding – Institutional Class[1]	45,884,389
Net asset value per share – Institutional Class	$10.01

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2017 (unaudited)	Wells Fargo Conservative Income Fund	13

Investment income
Interest (net of foreign interest withholding taxes of $2,402)	$3,679,527
Income from affiliated securities	3,414

Total investment income	3,682,941

Expenses
Management fee	688,246
Administration fee
Institutional Class	220,239
Custody and accounting fees	16,270
Professional fees	20,086
Registration fees	31,916
Shareholder report expenses	1,082
Trustees’ fees and expenses	7,971
Other fees and expenses	2,836

Total expenses	988,646
Less: Fee waivers and/or expense reimbursements	(245,340)

Net expenses	743,306

Net investment income	2,939,635

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	183,060
Futures transactions	3,853

Net realized gains on investments	186,913

Net change in unrealized gains (losses) on investments	(211,937)

Net realized and unrealized gains (losses) on investments	(25,024)

Net increase in net assets resulting from operations	$2,914,611

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Conservative Income Fund	Statement of changes in net assets

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$2,939,635		$3,628,195
Net realized gains (losses) on investments		186,913		(138,973)
Net change in unrealized gains (losses) on investments		(211,937)		897,311

Net increase in net assets resulting from operations		2,914,611		4,386,533

Distributions to shareholders from
Net investment income – Institutional Class		(2,942,041)		(3,627,145)

Capital share transactions	Shares		Shares
Proceeds from shares sold – Institutional Class	23,003,651	230,214,643	56,931,115	568,933,214
Reinvestment of distributions – Institutional Class	260,949	2,611,167	283,774	2,837,186
Payment for shares redeemed – Institutional Class	(32,120,920)	(321,442,136)	(36,141,405)	(361,309,244)

Net increase (decrease) in net assets resulting from capital share transactions		(88,616,326)		210,461,156

Total increase (decrease) in net assets		(88,643,756)		211,220,544

Net assets
Beginning of period		547,829,037		336,608,493

End of period		$459,185,281		$547,829,037

Undistributed net investment income		$4,980		$7,386

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Conservative Income Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.01	$10.00	$10.02	$9.99	$10.00
Net investment income	0.05	0.07	0.05	0.04	0.01
Net realized and unrealized gains (losses) on investments	(0.00)[2]	0.01	(0.02)	0.03	(0.01)

Total from investment operations	0.05	0.08	0.03	0.07	0.00
Distributions to shareholders from
Net investment income	(0.05)	(0.07)	(0.05)	(0.04)	(0.01)
Net realized gains	0.00	0.00	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.05)	(0.07)	(0.05)	(0.04)	(0.01)
Net asset value, end of period	$10.01	$10.01	$10.00	$10.02	$9.99
Total return[3]	0.53%	0.79%	0.28%	0.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.38%	0.43%	0.74%
Net expenses	0.27%	0.27%	0.27%	0.27%	0.27%
Net investment income	1.07%	0.72%	0.48%	0.44%	0.44%
Supplemental data
Portfolio turnover rate	111%	269%	80%	55%	10%
Net assets, end of period (000s omitted)	$459,185	$547,829	$336,608	$143,418	$49,983

[1]	For the period from May 31, 2013 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Conservative Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	17

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2016, the Fund had capital loss carryforwards which consist of $22,337 in short-term capital losses and $60,400 in long-term capital losses.

As of August 31, 2016, the Fund had current year deferred post-October capital losses consisting of $89,262 in short-term losses and $55,870 in long-term losses which were recognized on the first day of the current fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

18	Wells Fargo Conservative Income Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$108,511,611	$0	$108,511,611

Corporate bonds and notes	0	141,317,911	0	141,317,911

Municipal obligations	0	26,956,695	0	26,956,695

Non-agency mortgage-backed securities	0	185,819	0	185,819

Yankee corporate bonds and notes	0	90,003,355	0	90,003,355

Short-term investments
Certificates of deposit	0	11,519,799	0	11,519,799
Commercial paper	0	77,549,585	0	77,549,585
Investment companies	22,719	0	0	22,719
Total assets	$22,719	$456,044,775	$0	$456,067,494

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.25% and declining to 0.18% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.25% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fee

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee of 0.08% which is calculated based on the average daily net assets of the Institutional Class.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.27% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Conservative Income Fund	19

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $484 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $863 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2017 were $572,660,082 and $610,349,941 respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

As of February 28, 2017, the Fund did not have any open futures contracts. The Fund had an average notional amount of $3,421,563 in short futures contracts during the six months ended February 28, 2017. The realized gains on futures contracts is reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

20	Wells Fargo Conservative Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Conservative Income Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo Conservative Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Conservative Income Fund	23

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302023 04-17 SA265/SAR265 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo Government Securities Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/government-securities-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Securities Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Government Securities Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Securities Fund	3

continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.We are available 24 hours a day, 7 days a week.

4	Wells Fargo Government Securities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SGVDX)	8-31-1999	(5.11)	0.39	3.11	(0.64)	1.32	3.59	0.88	0.86
Class C (WGSCX)	12-26-2002	(2.38)	0.57	2.81	(1.38)	0.57	2.81	1.63	1.61
Administrator Class (WGSDX)	4-8-2005	–	–	–	(0.43)	1.54	3.80	0.82	0.65
Institutional Class (SGVIX)	8-31-1999	–	–	–	(0.27)	1.70	3.99	0.55	0.49
Bloomberg Barclays U.S. Aggregate ex Credit Index[4]	–	–	–	–	(0.42)	1.71	3.92	–	–
Bloomberg Barclays Intermediate U.S. Government Bond Index[5]	–	–	–	–	(0.53)	1.12	3.34	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Securities Fund	5

Ten largest holdings (%) as of February 28, 2017[6]
U.S. Treasury Note, 1.38%, 6-30-2023	4.77
FNMA, 4.50%, 3-13-2047	4.48
U.S. Treasury Note, 1.75%, 5-15-2023	3.95
GNMA, 3.50%, 3-21-2047	3.47
FNMA, 3.00%, 12-1-2046	2.61
FNMA, 3.011%, 12-1-2045	2.52
U.S. Treasury Bond 3.13%, 2-15-2042	2.46
GNMA, 3.00%, 11-20-2045	2.16
Resolution Funding Corporation STRIPS, 0.00%, 7-15-2020	2.08
KfW, 1.25%, 9-30-2019	2.03

Portfolio allocation as of February 28, 2017[7]

[1]	Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.85% for Class A, 1.60% for Class C, 0.64% for Administrator Class, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays U.S. Aggregate ex Credit Index (formerly known as Barclays U.S. Aggregate ex Credit Index) is composed of the Bloomberg Barclays U.S. Government Bond Index (formerly known as Barclays U.S. Government Bond Index) and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index (formerly known as Barclays U.S. Mortgage-Backed Securities Index) and it includes Treasury issues, agency issues, and mortgage backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Intermediate U.S. Government Bond Index (formerly known as Barclays Intermediate U.S. Government Bond Index) is an unmanaged index composed of U.S. government securities with maturities in the one to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Government Securities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$975.63	$4.23	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33	0.85%
Class C
Actual	$1,000.00	$972.01	$7.95	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13	1.60%
Administrator Class
Actual	$1,000.00	$976.67	$3.19	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Institutional Class
Actual	$1,000.00	$977.40	$2.39	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 81.62%
FHLB	5.63%	3-14-2036	$6,150,000	$8,186,117	0.75%
FHLMC ±	1.12	4-15-2030	10,000,753	9,991,257	0.91
FHLMC	3.50	8-1-2045	7,287,729	7,475,991	0.68
FHLMC	3.50	11-1-2045	12,891,365	13,224,385	1.20
FHLMC	3.50	12-1-2045	9,147,310	9,383,610	0.85
FHLMC	4.00	6-1-2044	6,890,548	7,249,900	0.66
FHLMC	0.82-10.50	6-1-2016 to 1-15-2054	130,171,874	90,776,946	8.23
FNMA ±	1.53	2-25-2040	8,674,749	8,795,714	0.80
FNMA	1.88	9-24-2026	9,060,000	8,430,212	0.77
FNMA	2.13	4-24-2026	9,410,000	8,968,859	0.82
FNMA %%	3.00	3-16-2032	19,125,000	19,662,891	1.79
FNMA	3.00	11-1-2045	12,365,650	12,296,113	1.12
FNMA	3.00	12-1-2045	27,807,768	27,651,395	2.52
FNMA	3.00	11-1-2046	20,827,521	20,710,401	1.89
FNMA	3.00	12-1-2046	28,806,103	28,644,116	2.61
FNMA	3.31	9-25-2020	17,449,510	18,133,463	1.65
FNMA	3.44	1-1-2024	8,087,722	8,423,429	0.77
FNMA %%	3.50	3-16-2032	21,320,000	22,228,946	2.02
FNMA	3.50	2-1-2045	19,314,396	19,827,157	1.80
FNMA	3.50	4-1-2045	7,729,854	7,930,801	0.72
FNMA	3.50	5-1-2046	7,724,184	7,924,983	0.72
FNMA	4.00	2-1-2046	7,814,896	8,218,113	0.75
FNMA	4.00	2-1-2046	13,663,177	14,368,144	1.31
FNMA	4.00	4-1-2046	20,001,791	21,033,803	1.91
FNMA %%	4.50	3-13-2047	45,762,000	49,174,486	4.48
FNMA	5.00	8-1-2040	13,351,607	14,649,734	1.33
FNMA %%	6.00	3-13-2047	15,585,000	17,643,687	1.61
FNMA	0.00-11.00	5-1-2017 to 4-25-2050	208,849,133	214,318,473	19.52
GNMA ±	1.32	5-20-2066	7,274,209	7,252,350	0.66
GNMA	3.00	11-20-2045	23,449,999	23,761,187	2.16
GNMA %%	3.50	3-21-2047	36,705,000	38,151,695	3.47
GNMA %%	4.00	3-21-2047	13,155,000	13,920,662	1.27
GNMA	0.01-10.00	12-15-2018 to 4-20-2066	90,750,992	50,455,592	4.58
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	19,960,587	1.82
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	22,893,929	2.08
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,033,296	0.37
TVA	2.88	2-1-2027	7,580,000	7,605,363	0.69
Other securities				3,583,587	0.33

Total Agency Securities (Cost $890,817,145)				896,941,374	81.62

Corporate Bonds and Notes: 1.63%

Financials: 0.83%

Banks: 0.83%
International Bank for Reconstruction and Development	0.88	8-15-2019	9,305,000	9,148,816	0.83

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Government Securities Fund	Summary portfolio of investments—February 28, 2017 (unaudited)

Security name				Value	Percent of net assets

Utilities: 0.80%

Electric Utilities: 0.80%
Other securities				$8,730,365	0.80%

Total Corporate Bonds and Notes (Cost $18,420,117)				17,879,181	1.63

	Interest rate	Maturity date	Principal
Municipal Obligations: 4.68%

Florida: 0.67%
Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.74%	11-15-2029	$7,375,000	7,375,000	0.67

Illinois: 0.91%
Illinois Finance Authority Advocate Health Care Network Series C (Health Revenue, Northern Trust Company SPA) ø	0.64	11-1-2038	10,000,000	10,000,000	0.91

Iowa: 1.00%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	11,000,000	11,000,000	1.00

New York: 0.91%
New York Metropolitan Transportation Authority Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.64	11-15-2050	10,000,000	10,000,000	0.91

Texas: 1.19%
Other securities				13,030,662	1.19

Total Municipal Obligations (Cost $50,647,749)				51,405,662	4.68

Non-Agency Mortgage-Backed Securities: 2.29%
Other securities				25,123,350	2.29

Total Non-Agency Mortgage-Backed Securities (Cost $25,158,237)				25,123,350	2.29

U.S. Treasury Securities: 17.80%
U.S. Treasury Bond ##	2.88	11-15-2046	20,080,000	19,704,283	1.79
U.S. Treasury Bond ##	3.13	2-15-2042	26,200,000	27,025,903	2.46
U.S. Treasury Bond	3.63	2-15-2044	7,200,000	8,098,034	0.74
U.S. Treasury Bond	3.75	11-15-2043	12,470,000	14,330,761	1.30
U.S. Treasury Bond	4.63	2-15-2040	7,075,000	9,161,021	0.83
U.S. Treasury Note	1.13-2.00	6-30-2021 to 2-15-2023	3,350,000	3,277,076	0.30
U.S. Treasury Note ##	1.38	6-30-2023	54,810,000	52,375,669	4.77
U.S. Treasury Note ##	1.75	5-15-2023	44,400,000	43,459,963	3.95
U.S. Treasury Note ##	1.88	1-31-2022	18,225,000	18,199,376	1.66

Total U.S. Treasury Securities (Cost $197,872,799)				195,632,086	17.80

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Yankee Corporate Bonds and Notes: 3.06%

Financials: 2.61%

Banks: 2.61%
KfW	1.25%	9-30-2019	$22,500,000	$22,265,460	2.03%
Other securities				6,407,073	0.58

				28,672,533	2.61

Industrials: 0.45%

Transportation Infrastructure: 0.45%
Other securities				4,900,574	0.45

Total Yankee Corporate Bonds and Notes (Cost $34,193,155)				33,573,107	3.06

Yankee Government Bonds: 2.93%
Hashemite Kingdom of Jordan	3.00	6-30-2025	9,800,000	10,049,284	0.91
State of Israel	5.50	12-4-2023	9,030,000	10,757,993	0.98
Ukraine	1.47	9-29-2021	11,630,000	11,391,399	1.04

Total Yankee Government Bonds (Cost $33,328,899)				32,198,676	2.93

	Yield		Shares
Short-Term Investments: 1.75%

Investment Companies: 1.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		17,013,523	17,013,523	1.55

			Principal

U.S. Treasury Securities: 0.20%
U.S. Treasury Bill (z) #	0.49	3-16-2017	$2,225,000	2,224,608	0.20

Total Short-Term Investments (Cost $19,238,040)				19,238,131	1.75

Total investments in securities (Cost $1,269,676,141) *				1,271,991,567	115.76
Other assets and liabilities, net				(173,129,152)	(15.76)

Total net assets				$1,098,862,415	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,269,268,050 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,519,133
Gross unrealized losses	(12,795,616)

Net unrealized gains	$2,723,517

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Securities Fund	Statement of assets and liabilities—February 28, 2017 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $1,252,662,618)	$1,254,978,044
In affiliated securities, at value (cost $17,013,523)	17,013,523

Total investments, at value (cost $1,269,676,141)	1,271,991,567
Receivable for investments sold	77
Principal paydown receivable	31,767
Receivable for Fund shares sold	627,888
Receivable for interest	3,942,825
Receivable for daily variation margin on open futures contracts	2,469
Prepaid expenses and other assets	56,508

Total assets	1,276,653,101

Liabilities
Distributions payable	115,705
Payable for investments purchased	169,906,633
Payable for Fund shares redeemed	6,654,757
Payable for daily variation margin on open futures contracts	47,600
Cash collateral due to broker	417,952
Management fee payable	306,967
Distribution fees payable	13,361
Administration fees payable	98,940
Accrued expenses and other liabilities	228,771

Total liabilities	177,790,686

Total net assets	$1,098,862,415

NET ASSETS CONSIST OF
Paid-in capital	$1,122,045,157
Overdistributed net investment income	(12,687,831)
Accumulated net realized losses on investments	(12,776,544)
Net unrealized gains on investments	2,281,633

Total net assets	$1,098,862,415

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$431,116,294
Shares outstanding – Class A1	39,626,551
Net asset value per share – Class A	$10.88
Maximum offering price per share – Class A2	$11.39
Net assets – Class C	$23,010,060
Shares outstanding – Class C1	2,115,320
Net asset value per share – Class C	$10.88
Net assets – Administrator Class	$211,137,000
Shares outstanding – Administrator Class[1]	19,413,482
Net asset value per share – Administrator Class	$10.88
Net assets – Institutional Class	$433,599,061
Shares outstanding – Institutional Class[1]	39,891,433
Net asset value per share – Institutional Class	$10.87

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	11

Investment income
Interest	$12,341,686
Income from affiliated securities	78,613

Total investment income	12,420,299

Expenses
Management fee	2,491,316
Administration fees
Class A	361,008
Class B	63 [1]
Class C	19,984
Administrator Class	109,467
Institutional Class	182,970
Shareholder servicing fees
Class A	564,075
Class B	98 [1]
Class C	31,226
Administrator Class	273,667
Distribution fees
Class B	295 [1]
Class C	93,677
Custody and accounting fees	39,439
Professional fees	38,405
Registration fees	53,084
Shareholder report expenses	33,054
Trustees’ fees and expenses	11,608
Other fees and expenses	4,500

Total expenses	4,307,936
Less: Fee waivers and/or expense reimbursements	(391,200)

Net expenses	3,916,736

Net investment income	8,503,563

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on:
Unaffiliated securities	(8,814,859)
Futures transactions	(1,020,076)

Net realized losses on investments	(9,834,935)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(27,576,119)
Futures transactions	16,252

Net change in unrealized gains (losses) on investments	(27,559,867)

Net realized and unrealized gains (losses) on investments	(37,394,802)

Net decrease in net assets resulting from operations	$(28,891,239)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Securities Fund	Statement of changes in net assets

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$8,503,563		$13,282,891
Net realized gains (losses) on investments		(9,834,935)		28,916,467
Net change in unrealized gains (losses) on investments		(27,559,867)		9,139,201

Net increase (decrease) in net assets resulting from operations		(28,891,239)		51,338,559

Distributions to shareholders from
Net investment income
Class A		(2,971,329)		(4,277,535)
Class B		(161)[1]		(460)
Class C		(70,602)		(43,846)
Administrator Class		(1,673,773)		(2,494,382)
Institutional Class		(3,856,809)		(6,145,974)
Investor Class		N/A		(357,823)[2]
Net realized gains
Class A		(11,051,306)		(2,466,148)
Class B		0 [1]		(1,682)
Class C		(620,183)		(126,823)
Administrator Class		(5,318,345)		(1,082,005)
Institutional Class		(11,260,803)		(2,329,746)

Total distributions to shareholders		(36,823,311)		(19,326,424)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,274,756	25,144,956	32,719,497	369,783,886
Class B	0 [1]	0 [1]	2,994	33,790
Class C	103,925	1,159,168	488,159	5,542,743
Administrator Class	2,471,810	27,469,797	6,521,712	73,851,766
Institutional Class	3,592,396	39,957,654	11,565,396	130,810,305
Investor Class	N/A	N/A	600,036 [2]	6,759,663 [2]

		93,731,575		586,782,153

Reinvestment of distributions
Class A	1,188,628	12,924,482	558,652	6,314,765
Class B	13 [1]	140 [1]	177	1,990
Class C	26,659	289,040	5,883	66,185
Administrator Class	634,057	6,894,075	311,755	3,525,508
Institutional Class	1,274,479	13,861,620	699,980	7,911,915
Investor Class	N/A	N/A	17,945 [2]	202,596 [2]

		33,969,357		18,022,959

Payment for shares redeemed
Class A	(5,807,532)	(64,316,812)	(12,040,442)	(136,746,177)
Class B	(16,453)[1]	(185,560)[1]	(34,578)	(390,963)
Class C	(368,674)	(4,074,026)	(546,462)	(6,193,763)
Administrator Class	(3,608,133)	(40,016,542)	(6,220,352)	(70,339,734)
Institutional Class	(7,331,745)	(81,198,427)	(11,747,802)	(132,884,647)
Investor Class	N/A	N/A	(27,120,176)[2]	(306,372,686)[2]

		(189,791,367)		(652,927,970)

Net decrease in net assets resulting from capital share transactions		(62,090,435)		(48,122,858)

Total decrease in net assets		(127,804,985)		(16,110,723)

Net assets
Beginning of period		1,226,667,400		1,242,778,123

End of period		$1,098,862,415		$1,226,667,400

Overdistributed net investment income		$(12,687,831)		$(12,618,720)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	13

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.51	$11.22	$11.11	$10.77	$11.48	$11.23
Net investment income	0.07	0.11 [1]	0.07 [1]	0.05	0.07	0.15
Net realized and unrealized gains (losses) on investments	(0.36)	0.34	0.13	0.40	(0.42)	0.33

Total from investment operations	(0.29)	0.45	0.20	0.45	(0.35)	0.48
Distributions to shareholders from
Net investment income	(0.07)	(0.10)	(0.09)	(0.11)	(0.09)	(0.17)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.27)	(0.06)

Total distributions to shareholders	(0.34)	(0.16)	(0.09)	(0.11)	(0.36)	(0.23)
Net asset value, end of period	$10.88	$11.51	$11.22	$11.11	$10.77	$11.48
Total return[2]	(2.44)%	4.03%	1.84%	4.19%	(3.22)%	4.35%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.87%	0.88%	0.85%	0.86%
Net expenses	0.85%	0.85%	0.85%	0.86%	0.85%	0.86%
Net investment income	1.30%	0.94%	0.59%	0.56%	0.67%	1.35%
Supplemental data
Portfolio turnover rate	179%	397%	349%	349%	341%	327%
Net assets, end of period (000s omitted)	$431,116	$483,112	$232,545	$173,772	$202,955	$258,329

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.51	$11.21	$11.11	$10.77	$11.48	$11.23
Net investment income (loss)	0.03 [1]	0.02 [1]	(0.01)[1]	(0.02)[1]	(0.02)	0.07
Net realized and unrealized gains (losses) on investments	(0.36)	0.36	0.12	0.39	(0.42)	0.32

Total from investment operations	(0.33)	0.38	0.11	0.37	(0.44)	0.39
Distributions to shareholders from
Net investment income	(0.03)	(0.02)	(0.01)	(0.03)	(0.00)[2]	(0.08)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.27)	(0.06)

Total distributions to shareholders	(0.30)	(0.08)	(0.01)	(0.03)	(0.27)	(0.14)
Net asset value, end of period	$10.88	$11.51	$11.21	$11.11	$10.77	$11.48
Total return[3]	(2.80)%	3.25%	1.08%	3.42%	(3.94)%	3.57%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.62%	1.62%	1.63%	1.60%	1.61%
Net expenses	1.60%	1.60%	1.60%	1.61%	1.60%	1.61%
Net investment income (loss)	0.55%	0.16%	(0.13)%	(0.20)%	(0.08)%	0.55%
Supplemental data
Portfolio turnover rate	179%	397%	349%	349%	341%	327%
Net assets, end of period (000s omitted)	$23,010	$27,085	$26,981	$31,908	$44,647	$75,244

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Securities Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.51	$11.21	$11.11	$10.76	$11.48	$11.23
Net investment income	0.08	0.13	0.10	0.06	0.09	0.17 [1]
Net realized and unrealized gains (losses) on investments	(0.36)	0.36	0.12	0.42	(0.43)	0.33

Total from investment operations	(0.28)	0.49	0.22	0.48	(0.34)	0.50
Distributions to shareholders from
Net investment income	(0.08)	(0.13)	(0.12)	(0.13)	(0.11)	(0.19)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.27)	(0.06)

Total distributions to shareholders	(0.35)	(0.19)	(0.12)	(0.13)	(0.38)	(0.25)
Net asset value, end of period	$10.88	$11.51	$11.21	$11.11	$10.76	$11.48
Total return[2]	(2.33)%	4.34%	1.97%	4.51%	(3.10)%	4.57%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.80%	0.81%	0.79%	0.79%
Net expenses	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	1.52%	1.13%	0.82%	0.79%	0.88%	1.49%
Supplemental data
Portfolio turnover rate	179%	397%	349%	349%	341%	327%
Net assets, end of period (000s omitted)	$211,137	$229,169	$216,428	$211,589	$339,446	$436,578

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Securities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.50	$11.21	$11.10	$10.76	$11.47	$11.22
Net investment income	0.09	0.15	0.11 [1]	0.10	0.11	0.19 [1]
Net realized and unrealized gains (losses) on investments	(0.36)	0.35	0.14	0.39	(0.42)	0.33

Total from investment operations	(0.27)	0.50	0.25	0.49	(0.31)	0.52
Distributions to shareholders from
Net investment income	(0.09)	(0.15)	(0.14)	(0.15)	(0.13)	(0.21)
Net realized gains	(0.27)	(0.06)	0.00	0.00	(0.27)	(0.06)

Total distributions to shareholders	(0.36)	(0.21)	(0.14)	(0.15)	(0.40)	(0.27)
Net asset value, end of period	$10.87	$11.50	$11.21	$11.10	$10.76	$11.47
Total return[2]	(2.26)%	4.42%	2.22%	4.59%	(2.86)%	4.74%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.54%	0.54%	0.55%	0.52%	0.53%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.67%	1.28%	0.99%	0.94%	1.05%	1.71%
Supplemental data
Portfolio turnover rate	179%	397%	349%	349%	341%	327%
Net assets, end of period (000s omitted)	$433,599	$487,113	$468,859	$540,684	$565,573	$778,919

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Securities Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

Effective at the close of business on December 5, 2016, Class B shares of the Fund were converted to Class A shares and are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

18	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Fund may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	19

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$896,941,299	$75	$896,941,374

Corporate bonds and notes	0	17,879,181	0	17,879,181

Municipal obligations	0	51,405,662	0	51,405,662

Non-agency mortgage-backed securities	0	25,123,350	0	25,123,350

U.S. Treasury securities	195,632,086	0	0	195,632,086

Yankee corporate bonds and notes	0	33,573,107	0	33,573,107

Yankee government bonds	0	32,198,676	0	32,198,676

Short-term investments
Investment companies	17,013,523	0	0	17,013,523
U.S. Treasury securities	2,224,608	0	0	2,224,608

	214,870,217	1,057,121,275	75	1,271,991,567
Futures contracts	2,469	0	0	2,469
Total assets	$214,872,686	$1,057,121,275	$75	$1,271,994,036
Liabilities
Futures contracts	$47,600	$0	$0	$47,600
Total liabilities	$47,600	$0	$0	$47,600

20	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.64% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $132,428 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,159 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive

Notes to financial statements (unaudited)	Wells Fargo Government Securities Fund	21

the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2017, Funds Distributor received $1,005 from the sale of Class A shares and $20 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$2,232,486,141	$170,407,982	$2,423,017,204	$55,648,542

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains (losses)
6-21-2017	JPMorgan	40 Short	Ultra U.S. Treasury Bonds	$6,471,250	$(53,965)
6-21-2017	JPMorgan	115 Long	10-Year U.S. Treasury Notes	14,326,484	27,711
6-21-2017	JPMorgan	29 Short	U.S. Treasury Bonds	4,398,031	(32,156)
6-30-2017	JPMorgan	143 Long	5-Year U.S. Treasury Notes	16,831,547	22,571
6-30-2017	JPMorgan	158 Short	2-Year U.S. Treasury Notes	34,192,188	2,046

The Fund had an average notional amount of $46,995,392 and $32,057,346 in long futures contracts and short futures contracts, respectively, during the six months ended February 28, 2017.

On February 28, 2017, the cumulative unrealized losses on futures contracts in the amount of $33,793 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the

22	Wells Fargo Government Securities Fund	Notes to financial statements (unaudited)

Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$2,469	$(2,469)	$0	$0

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$47,600	$(2,469)	$(45,131)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, the FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Government Securities Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Government Securities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Government Securities Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

26	Wells Fargo Government Securities Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302024 04-17 SA216/SAR216 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo
High Yield Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo High Yield Bond Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Bond Fund	3

transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret D. Patel

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKHAX)	1-20-1998	9.61	5.13	5.92	14.63	6.11	6.41	1.04	0.93
Class B (EKHBX)*	9-11-1935	8.81	5.00	5.85	13.81	5.33	5.85	1.79	1.68
Class C (EKHCX)	1-21-1998	12.78	5.33	5.62	13.78	5.33	5.62	1.79	1.68
Administrator Class (EKHYX)	4-14-1998	–	–	–	14.45	6.34	6.65	0.98	0.80
Institutional Class (EKHIX)	10-31-2014	–	–	–	15.06	6.41	6.68	0.71	0.53
BofA Merrill Lynch U.S. High Yield Constrained Index[4]	–	–	–	–	22.30	6.87	7.49	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Bond Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
Diebold Incorporated, 8.50%, 4-15-2024	2.98
Mallinckrodt plc, 5.50%, 4-15-2025	2.74
TransDigm Incorporated, 6.38%, 6-15-2026	2.66
Wesco Distribution Incorporated, 5.38%, 6-15-2024	2.62
Post Holdings Incorporated, 5.00%, 8-15-2026	2.58
HD Supply Incorporated, 5.75%, 4-15-2024	2.57
Tronox Finance LLC, 6.38%, 8-15-2020	2.44
Level 3 Financing Incorporated, 5.25%, 3-15-2026	2.40
SPX FLOW Incorporated, 5.88%, 8-15-2026	2.27
Iron Mountain Incorporated, 5.38%, 6-1-2026	2.27

Credit quality as of February 28, 2017[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen High Income Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The BofA Merrill Lynch U.S. High Yield Constrained Index (formerly BofA Merrill Lynch U.S. High Yield Master II Constrained Index) is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Constrained Index limits any individual issuer to a maximum exposure 2% of the benchmark. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$989.09	$4.66	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Class B
Actual	$1,000.00	$985.40	$8.16	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class C
Actual	$1,000.00	$985.42	$8.41	1.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.74	$8.54	1.68%
Administrator Class
Actual	$1,000.00	$993.42	$4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Institutional Class
Actual	$1,000.00	$987.57	$2.66	0.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70	0.53%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo High Yield Bond Fund	7

Security name	Shares	Value

Common Stocks: 9.66%

Consumer Discretionary: 0.33%

Auto Components: 0.11%
Gentex Corporation	30,000	$630,900

Household Durables: 0.22%
Leggett & Platt Incorporated	15,000	737,700
Newell Rubbermaid Incorporated	10,000	490,300

		1,228,000

Consumer Staples: 0.52%

Food Products: 0.34%
ConAgra Foods Incorporated	35,000	1,442,350
Lamb Weston Holdings Incorporated	11,666	457,191

		1,899,541

Personal Products: 0.18%
The Estee Lauder Companies Incorporated Class A	12,000	994,200

Energy: 3.98%

Oil, Gas & Consumable Fuels: 3.98%
Kinder Morgan Incorporated	225,000	4,794,750
Plains All American Pipeline LP	200,000	6,416,000
Tesoro Logistics LP	85,000	4,786,350
The Williams Companies Incorporated	220,000	6,234,800

		22,231,900

Health Care: 0.04%

Health Care Equipment & Supplies: 0.04%
West Pharmaceutical Services Incorporated	3,000	247,410

Industrials: 0.86%

Aerospace & Defense: 0.70%
Huntington Ingalls Industries Incorporated	5,000	1,092,500
Raytheon Company	10,000	1,541,500
TransDigm Group Incorporated	5,000	1,271,000

		3,905,000

Machinery: 0.16%
John Bean Technologies Corporation	10,000	894,000

Information Technology: 1.94%

IT Services: 0.19%
Leidos Holdings Incorporated	20,000	1,066,000

Semiconductors & Semiconductor Equipment: 1.75%
Broadcom Limited	30,000	6,327,900
Microsemi Corporation †	5,000	259,100

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name			Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Incorporated			5,000	$282,400
Xilinx Incorporated			50,000	2,941,000

				9,810,400

Materials: 0.32%

Chemicals: 0.32%
Celanese Corporation Series A			20,000	1,783,400

Real Estate: 1.46%

Equity REITs: 1.46%
Crown Castle International Corporation			65,000	6,079,450
Equinix Incorporated			3,000	1,128,210
Saul Centers Incorporated			15,000	960,600

				8,168,260

Utilities: 0.21%

Gas Utilities: 0.21%
Atmos Energy Corporation			15,000	1,174,350

Total Common Stocks (Cost $46,654,665)				54,033,361

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 78.88%

Consumer Discretionary: 9.65%

Auto Components: 2.09%
Allison Transmission Incorporated 144A	5.00%	10-1-2024	$1,000,000	1,017,500
Dana Holding Corporation	5.50	12-15-2024	2,000,000	2,090,000
Goodyear Tire & Rubber Company	5.13	11-15-2023	2,500,000	2,595,000
Tenneco Incorporated	5.00	7-15-2026	6,000,000	6,015,000

				11,717,500

Diversified Consumer Services: 0.33%
Avis Budget Car Rental LLC / Avis Budget Finance Incorporated 144A«	6.38	4-1-2024	1,800,000	1,829,250

Hotels, Restaurants & Leisure: 0.56%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,153,938

Household Durables: 1.04%
KB Home	7.50	9-15-2022	3,000,000	3,285,000
Lennar Corporation	4.75	5-30-2025	2,500,000	2,531,250

				5,816,250

Media: 2.63%
CCO Holdings LLC 144A	5.75	2-15-2026	3,000,000	3,210,000
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	3,000,000	3,030,000
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	5,390,000
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,086,250

				14,716,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 3.00%
Group 1 Automotive Incorporated	5.00%	6-1-2022	$3,065,000	$3,156,950
Penske Auto Group Incorporated	5.75	10-1-2022	8,200,000	8,507,500
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	5,000,000	5,087,500

				16,751,950

Consumer Staples: 4.08%

Food Products: 3.70%
Dean Foods Company 144A	6.50	3-15-2023	5,000,000	5,212,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	1,017,500
Post Holdings Incorporated 144A	5.00	8-15-2026	15,000,000	14,446,875

				20,676,875

Household Products: 0.38%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,129,200

Energy: 1.53%

Oil, Gas & Consumable Fuels: 1.53%
Crestwood Midstream Partners LP	6.13	3-1-2022	2,500,000	2,584,375
Tennessee Gas Pipeline Company	7.00	3-15-2027	5,000,000	5,946,540

				8,530,915

Financials: 1.77%

Banks: 0.57%
Bank of America Corporation ±	6.10	12-29-2049	3,000,000	3,200,625

Consumer Finance: 0.60%
Navient Corporation	5.88	10-25-2024	1,000,000	943,750
SLM Corporation	5.50	1-25-2023	2,500,000	2,400,000

				3,343,750

Insurance: 0.60%
Genworth Holdings Incorporated	4.80	2-15-2024	4,000,000	3,370,000

Health Care: 10.49%

Health Care Equipment & Supplies: 1.88%
Halyard Health Incorporated	6.25	10-15-2022	1,000,000	1,035,000
Teleflex Incorporated	4.88	6-1-2026	9,415,000	9,485,613

				10,520,613

Health Care Providers & Services: 7.69%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	8,300,000	8,445,250
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	5,000,000	5,030,950
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	2,000,000	2,041,250
HCA Incorporated	4.75	5-1-2023	6,000,000	6,292,500
HCA Incorporated	5.38	2-1-2025	4,500,000	4,708,125
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,000,000
HealthSouth Corporation	5.75	11-1-2024	4,000,000	4,080,000
Kindred Healthcare Incorporated «	8.75	1-15-2023	4,000,000	3,885,000
Select Medical Corporation	6.38	6-1-2021	3,500,000	3,521,875

				43,004,950

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care Technology: 0.92%
QuintilesIMS Holdings Incorporated 144A	4.88%	5-15-2023	$3,000,000	$3,086,250
QuintilesIMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,030,000

				5,116,250

Industrials: 17.48%

Aerospace & Defense: 6.20%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	6,500,000	6,832,410
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,131,250
Orbital ATK Incorporated	5.50	10-1-2023	4,114,000	4,278,560
TransDigm Group Incorporated	6.38	6-15-2026	14,700,000	14,847,000
TransDigm Group Incorporated	6.50	5-15-2025	3,500,000	3,583,125

				34,672,345

Commercial Services & Supplies: 1.24%
Acco Brands Corporation 144A	5.25	12-15-2024	4,000,000	4,050,000
West Corporation 144A	5.38	7-15-2022	3,000,000	2,881,500

				6,931,500

Construction & Engineering: 0.55%
Aecom Company 144A	5.13	3-15-2027	3,000,000	3,048,450

Machinery: 3.73%
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,313,909
SPX FLOW Incorporated 144A	5.63	8-15-2024	3,750,000	3,853,125
SPX FLOW Incorporated 144A	5.88	8-15-2026	12,500,000	12,687,500

				20,854,534

Trading Companies & Distributors: 5.76%
HD Supply Incorporated 144A	5.75	4-15-2024	13,582,000	14,362,965
United Rentals North America Incorporated	5.75	11-15-2024	3,000,000	3,180,000
Wesco Distribution Incorporated	5.38	6-15-2024	14,245,000	14,672,350

				32,215,315

Information Technology: 12.47%

Communications Equipment: 2.30%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	8,589,500
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	4,280,000

				12,869,500

Electronic Equipment, Instruments & Components: 0.83%
Belden Incorporated 144A	5.50	9-1-2022	4,500,000	4,640,625

IT Services: 1.26%
NeuStar Incorporated (i)	4.50	1-15-2023	6,850,000	7,055,500

Semiconductors & Semiconductor Equipment: 3.08%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,156,750
Micron Technology Incorporated 144A	5.63	1-15-2026	6,750,000	6,935,625
Versum Materials Incorporated 144A	5.50	9-30-2024	2,000,000	2,092,500

				17,184,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.43%
Nuance Communications Company 144A	6.00%	7-1-2024	$6,760,000	$6,988,150
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	1,026,382

				8,014,532

Technology Hardware, Storage & Peripherals: 3.57%
Diebold Incorporated	8.50	4-15-2024	15,200,000	16,682,000
Western Digital Corporation 144A	7.38	4-1-2023	3,000,000	3,281,100

				19,963,100

Materials: 12.33%

Chemicals: 8.82%
A. Schulman Incorporated 144A	6.88	6-1-2023	12,000,000	12,660,000
Koppers Incorporated 144A	6.00	2-15-2025	3,000,000	3,120,000
Olin Corporation	5.50	8-15-2022	8,275,000	8,626,688
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	7,425,125
Scotts Miracle-Gro Company	6.00	10-15-2023	1,000,000	1,065,620
Tronox Finance LLC	6.38	8-15-2020	13,400,000	13,634,500
Valvoline Incorporated 144A	5.50	7-15-2024	2,630,000	2,774,650

				49,306,583

Containers & Packaging: 2.24%
Ball Corporation	4.00	11-15-2023	1,500,000	1,498,125
Berry Plastics Corporation	5.13	7-15-2023	2,000,000	2,060,000
Berry Plastics Corporation	6.00	10-15-2022	3,000,000	3,176,250
Crown Americas Capital Corporation IV	4.50	1-15-2023	2,000,000	2,052,500
Owens-Brockway Glass Container Incorporated 144A«	5.88	8-15-2023	2,000,000	2,147,500
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,575,000

				12,509,375

Metals & Mining: 0.48%
Steel Dynamics Incorporated	5.50	10-1-2024	2,550,000	2,703,000

Paper & Forest Products: 0.79%
P.H. Glatfelter Company	5.38	10-15-2020	4,310,000	4,396,200

Real Estate: 5.46%

Equity REITs: 5.46%
Equinix Incorporated	5.75	1-1-2025	8,193,000	8,684,580
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	12,686,250
Iron Mountain Incorporated	5.75	8-15-2024	5,000,000	5,131,200
Sabra Health Care Incorporated	5.38	6-1-2023	4,000,000	4,000,000

				30,502,030

Telecommunication Services: 2.79%

Diversified Telecommunication Services: 2.40%
Level 3 Financing Incorporated 144A	5.25	3-15-2026	13,265,000	13,430,810

Wireless Telecommunication Services: 0.39%
T-Mobile USA Incorporated	6.50	1-15-2026	2,000,000	2,197,500

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.83%

Electric Utilities: 0.83%
DPL Incorporated	7.25%	10-15-2021	$4,375,000	$4,659,375

Total Corporate Bonds and Notes (Cost $433,488,585)				441,033,465

Yankee Corporate Bonds and Notes: 9.85%

Consumer Discretionary: 3.03%

Auto Components: 1.51%
Adient Global Holdings Company 144A	4.88	8-15-2026	8,500,000	8,436,250

Automobiles: 0.55%
Fiat Chrysler Automobiles NV «	5.25	4-15-2023	3,000,000	3,108,750

Hotels, Restaurants & Leisure: 0.59%
International Game Technology 144A	6.50	2-15-2025	3,000,000	3,277,500

Media: 0.38%
Quebecor Media Incorporated	5.75	1-15-2023	2,000,000	2,132,500

Financials: 0.72%

Banks: 0.72%
Royal Bank of Scotland Group plc	5.13	5-28-2024	4,000,000	4,048,612

Health Care: 2.75%

Pharmaceuticals: 2.75%
Mallinckrodt plc 144A	5.50	4-15-2025	16,500,000	15,345,000

Industrials: 1.49%

Electrical Equipment: 1.49%
Sensata Technologies BV 144A	4.88	10-15-2023	3,000,000	3,063,750
Sensata Technologies BV 144A	5.63	11-1-2024	5,000,000	5,275,000

				8,338,750

Information Technology: 1.49%

Technology Hardware, Storage & Peripherals: 1.49%
Seagate HDD	4.75	6-1-2023	4,140,000	4,140,000
Seagate HDD	4.88	6-1-2027	4,500,000	4,206,015

				8,346,015

Telecommunication Services: 0.37%

Diversified Telecommunication Services: 0.37%
Virgin Media Finance plc 144A	5.75	1-15-2025	2,000,000	2,052,500

Total Yankee Corporate Bonds and Notes (Cost $55,140,835)				55,085,877

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo High Yield Bond Fund	13

Security name	Yield	Shares	Value

Short-Term Investments: 2.77%

Investment Companies: 2.77%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84%	13,799,365	$13,800,745
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48	1,684,105	1,684,105

Total Short-Term Investments (Cost $15,484,235)			15,484,850

Total investments in securities (Cost $550,768,320) *	101.16%	565,637,553
Other assets and liabilities, net	(1.16)	(6,503,408)

Total net assets	100.00%	$559,134,145

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(i)	Illiquid security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.
*	Cost for federal income tax purposes is $550,689,917 and unrealized gains (losses) consists of:

Gross unrealized gains	$19,199,842
Gross unrealized losses	(4,252,206)

Net unrealized gains	$14,947,636

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Bond Fund	Statement of assets and liabilities—February 28, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $13,525,614 of securities loaned), at value (cost $535,284,085)	$550,152,703
In affiliated securities, at value (cost $15,484,235)	15,484,850

Total investments, at value (cost $550,768,320)	565,637,553
Foreign currency, at value (cost $45)	37
Receivable for investments sold	2,071,750
Receivable for Fund shares sold	354,153
Receivable for dividends and interest	6,877,382
Receivable for securities lending income	5,795
Prepaid expenses and other assets	202,655

Total assets	575,149,325

Liabilities
Dividends payable	151,693
Payable for investments purchased	312,321
Payable for Fund shares redeemed	1,259,276
Payable upon receipt of securities loaned	13,799,676
Management fee payable	190,164
Distribution fees payable	39,735
Administration fees payable	59,768
Accrued expenses and other liabilities	202,547

Total liabilities	16,015,180

Total net assets	$559,134,145

NET ASSETS CONSIST OF
Paid-in capital	$602,971,389
Overdistributed net investment income	(180,254)
Accumulated net realized losses on investments	(58,526,215)
Net unrealized gains on investments	14,869,225

Total net assets	$559,134,145

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$337,295,570
Shares outstanding – Class A1	100,430,793
Net asset value per share – Class A	$3.36
Maximum offering price per share – Class A2	$3.52
Net assets – Class B	$537,588
Shares outstanding – Class B1	159,995
Net asset value per share – Class B	$3.36
Net assets – Class C	$68,244,403
Shares outstanding – Class C1	20,318,137
Net asset value per share – Class C	$3.36
Net assets – Administrator Class	$40,734,017
Shares outstanding – Administrator Class[1]	12,120,616
Net asset value per share – Administrator Class	$3.36
Net assets – Institutional Class	$112,322,567
Shares outstanding – Institutional Class[1]	33,425,457
Net asset value per share – Institutional Class	$3.36

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2017 (unaudited)	Wells Fargo High Yield Bond Fund	15

Investment income
Interest	$14,653,624
Dividends	971,755
Securities lending income, net	76,679
Income from affiliated securities	9,325

Total investment income	15,711,383

Expenses
Management fee	1,586,987
Administration fees
Class A	278,400
Class B	568
Class C	55,508
Administrator Class	27,529
Institutional Class	43,121
Shareholder servicing fees
Class A	434,999
Class B	653
Class C	86,730
Administrator Class	68,067
Distribution fees
Class B	2,660
Class C	260,191
Custody and accounting fees	16,860
Professional fees	30,345
Registration fees	40,493
Shareholder report expenses	22,891
Trustees’ fees and expenses	31,804
Interest expense	506
Other fees and expenses	14,875

Total expenses	3,003,187
Less: Fee waivers and/or expense reimbursements	(289,979)

Net expenses	2,713,208

Net investment income	12,998,175

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	3,650,784
Affiliated securities	453

Net realized gains on investments	3,651,237

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,521,758
Affiiliated securities	615

Net change in unrealized gains (losses) on investments	3,522,373

Net realized and unrealized gains (losses) on investments	7,173,610

Net increase in net assets resulting from operations	$20,171,785

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$12,998,175		$12,439,473
Net realized gains on investments		3,651,237		2,468,118
Net change in unrealized gains (losses) on investments		3,522,373		14,548,500

Net increase in net assets resulting from operations		20,171,785		29,456,091

Distributions to shareholders from
Net investment income
Class A		(7,785,879)		(8,231,331)
Class B		(13,342)		(41,400)
Class C		(1,292,980)		(2,013,680)
Administrator Class		(1,264,912)		(1,185,630)
Institutional Class		(2,625,063)		(967,432)

Total distributions to shareholders		(12,982,176)		(12,439,473)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,949,342	16,312,581	9,383,861	29,682,819
Class B	12	39	165	526
Class C	539,319	1,775,296	1,259,352	3,956,961
Administrator Class	4,765,221	15,752,435	16,547,411	52,617,588
Institutional Class	12,176,786	39,906,195	10,125,016	32,190,136

		73,746,546		118,448,030

Reinvestment of distributions
Class A	2,130,533	7,035,972	2,344,915	7,410,100
Class B	3,850	12,706	12,281	38,420
Class C	366,958	1,212,026	595,681	1,874,343
Administrator Class	374,027	1,234,915	357,722	1,144,565
Institutional Class	772,460	2,551,818	279,028	902,169

		12,047,437		11,369,597

Payment for shares redeemed
Class A	(18,610,935)	(61,012,614)	(22,733,052)	(72,954,063)
Class B	(107,844)	(357,459)	(357,396)	(1,119,172)
Class C	(2,613,392)	(8,609,987)	(3,898,147)	(12,192,356)
Administrator Class	(16,158,817)	(52,853,102)	(5,299,319)	(16,891,021)
Institutional Class	(9,730,804)	(32,069,267)	(5,244,048)	(16,751,259)

		(154,902,429)		(119,907,871)

Net asset value of shares issued in acquisition
Class A	0	0	66,188,415	216,913,577
Class B	0	0	17,689	57,990
Class C	0	0	4,839,084	15,861,615
Administrator Class	0	0	7,384,049	24,232,395
Institutional Class	0	0	23,515,844	77,106,122

		0		334,171,699

Net increase (decrease) in net assets resulting from capital share transactions		(69,108,446)		344,081,455

Total increase (decrease) in net assets		(61,918,837)		361,098,073

Net assets
Beginning of period		621,052,982		259,954,909

End of period		$559,134,145		$621,052,982

Overdistributed net investment income		$(180,254)		$(196,253)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$3.31	$3.16	$3.35	$3.15	$3.18	$3.03
Net investment income	0.07	0.13	0.13	0.14	0.15	0.20
Net realized and unrealized gains (losses) on investments	0.05	0.15	(0.19)	0.20	(0.03)	0.15

Total from investment operations	0.12	0.28	(0.06)	0.34	0.12	0.35
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.13)	(0.14)	(0.15)	(0.20)
Net asset value, end of period	$3.36	$3.31	$3.16	$3.35	$3.15	$3.18
Total return[1]	3.78%	9.25%	(1.79)%	11.02%	3.78%	12.00%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.04%	1.04%	1.03%	1.04%	1.02%
Net expenses	0.93%	1.01%	1.03%	1.03%	1.03%	1.02%
Net investment income	4.48%	4.24%	4.04%	4.35%	4.65%	6.52%
Supplemental data
Portfolio turnover rate	20%	75%	55%	40%	95%	37%
Net assets, end of period (000s omitted)	$337,296	$370,560	$179,357	$210,005	$225,743	$261,938

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS B		2016	2015	2014	2013	2012
Net asset value, beginning of period	$3.31	$3.16	$3.36	$3.15	$3.18	$3.03
Net investment income	0.06 [1]	0.11 [1]	0.11 [1]	0.12	0.13	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.05	0.15	(0.20)	0.21	(0.03)	0.15

Total from investment operations	0.11	0.26	(0.09)	0.33	0.10	0.33
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.11)	(0.12)	(0.13)	(0.18)
Net asset value, end of period	$3.36	$3.31	$3.16	$3.36	$3.15	$3.18
Total return[2]	3.42%	8.43%	(2.81)%	10.53%	3.01%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.80%	1.79%	1.78%	1.78%	1.77%
Net expenses	1.63%	1.77%	1.78%	1.78%	1.78%	1.77%
Net investment income	3.77%	3.47%	3.30%	3.63%	3.93%	5.80%
Supplemental data
Portfolio turnover rate	20%	75%	55%	40%	95%	37%
Net assets, end of period (000s omitted)	$538	$874	$1,868	$3,972	$6,667	$13,247

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$3.31	$3.16	$3.35	$3.15	$3.18	$3.03
Net investment income	0.06	0.11	0.11	0.12	0.13	0.18
Net realized and unrealized gains (losses) on investments	0.05	0.15	(0.19)	0.20	(0.03)	0.15

Total from investment operations	0.11	0.26	(0.08)	0.32	0.10	0.33
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.11)	(0.12)	(0.13)	(0.18)
Net asset value, end of period	$3.36	$3.31	$3.16	$3.35	$3.15	$3.18
Total return[1]	3.40%	8.44%	(2.52)%	10.20%	3.01%	11.17%
Ratios to average net assets (annualized)
Gross expenses	1.76%	1.80%	1.79%	1.78%	1.79%	1.77%
Net expenses	1.68%	1.77%	1.78%	1.78%	1.78%	1.77%
Net investment income	3.73%	3.48%	3.29%	3.60%	3.90%	5.78%
Supplemental data
Portfolio turnover rate	20%	75%	55%	40%	95%	37%
Net assets, end of period (000s omitted)	$68,244	$72,908	$60,753	$72,728	$83,548	$99,633

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$3.31	$3.16	$3.36	$3.15	$3.18	$3.03
Net investment income	0.08	0.14 [1]	0.14	0.15	0.16	0.21
Net realized and unrealized gains (losses) on investments	0.05	0.15	(0.20)	0.21	(0.03)	0.15

Total from investment operations	0.13	0.29	(0.06)	0.36	0.13	0.36
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.14)	(0.15)	(0.16)	(0.21)
Net asset value, end of period	$3.36	$3.31	$3.16	$3.36	$3.15	$3.18
Total return[2]	3.85%	9.48%	(1.86)%	11.61%	4.02%	12.25%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.98%	0.98%	0.96%	0.96%	0.95%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	4.61%	4.43%	4.27%	4.57%	4.91%	6.73%
Supplemental data
Portfolio turnover rate	20%	75%	55%	40%	95%	37%
Net assets, end of period (000s omitted)	$40,734	$76,688	$13,129	$20,177	$21,376	$37,469

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015[1]
Net asset value, beginning of period	$3.31	$3.17	$3.33
Net investment income	0.08	0.14	0.12
Net realized and unrealized gains (losses) on investments	0.05	0.14	(0.16)

Total from investment operations	0.13	0.28	(0.04)
Distributions to shareholders from
Net investment income	(0.08)	(0.14)	(0.12)
Net asset value, end of period	$3.36	$3.31	$3.17
Total return[2]	3.99%	9.27%	(1.31)%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.71%
Net expenses	0.53%	0.61%	0.70%
Net investment income	4.88%	4.65%	4.33%
Supplemental data
Portfolio turnover rate	20%	75%	55%
Net assets, end of period (000s omitted)	$112,323	$100,023	$4,847

[1]	For the period from October 31, 2014 (commencement of class operations) to August 31, 2015.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	23

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

24	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2017	Short-term	Long-term
$7,691,971	$19,571,851	$34,957,843

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,858,900	$0	$0	$1,858,900
Consumer staples	2,893,741	0	0	2,893,741
Energy	22,231,900	0	0	22,231,900
Health care	247,410	0	0	247,410
Industrials	4,799,000	0	0	4,799,000
Information technology	10,876,400	0	0	10,876,400
Materials	1,783,400	0	0	1,783,400
Real estate	8,168,260	0	0	8,168,260
Utilities	1,174,350	0	0	1,174,350

Corporate bonds and notes	0	441,033,465	0	441,033,465

Yankee corporate bonds and notes	0	55,085,877	0	55,085,877

Short-term investments
Investment companies	1,684,105	0	0	1,684,105
Investments measured at net asset value*				13,800,745
Total assets	$55,717,466	$496,119,342	$0	$565,637,553

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $13,800,745 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	25

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers between Level 1, Level 2 or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.93% for Class A shares, 1.68% for Class B shares, 1.68% for Class C shares, 0.80% for Administrator Class shares, and 0.53% for Institutional Class Shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $64,230 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $36,884 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2017, Funds Distributor received $1,921 from the sale of Class A shares and $251 in contingent deferred sales charges from redemptions of Class C shares.

26	Wells Fargo High Yield Bond Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2017 were $119,730,703 and $165,881,917 respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $11,481,250 in interfund sales during the six months ended February 28, 2017.

6. ACQUISITION

After the close of business on July 22, 2016, the Fund acquired the net assets of Wells Fargo High Income Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class, and Institutional Class shares of Wells Fargo High Income Fund received Class A, Class B, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo High Income Fund for 101,945,081 shares of the Fund valued at $334,171,699 at an exchange ratio of 2.01, 2.00, 2.00, 2.02, and 2.02 for Class A, Class B, Class C, Institutional Class, and Administrator Class shares, respectively. The investment portfolio of Wells Fargo High Income Fund with a fair value of $304,736,588, identified cost of $298,600,257 and unrealized gains of $6,136,331 at July 22, 2016 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo High Income Fund and the Fund immediately prior to the acquisition were $334,171,699 and $308,714,117, respectively. The aggregate net assets of the Fund immediately after the acquisition were $642,885,816. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo High Income Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed September 1, 2015, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended August 31, 2016 would have been:

Net investment income	$29,693,069
Net realized and unrealized gains (losses) on investments	$(18,288,978)
Net increase in net assets resulting from operations	$11,404,091

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended February 28, 2017, the Fund had average borrowings outstanding of $29,591 (on an annualized basis) at a an average rate of 1.71% and paid interest in the amount of $506.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo High Yield Bond Fund	27

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

28	Wells Fargo High Yield Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo High Yield Bond Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo High Yield Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo High Yield Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302025 04-17 SA218/SAR218 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo
Core Plus Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Core Plus Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Core Plus Bond Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Core Plus Bond Fund	3

continued to transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Core Plus Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA®

Christopher Y. Kauffman, CFA®

Thomas M. Price, CFA®

Janet S. Rilling, CFA®, CPA

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STYAX)	7-13-1998	1.31	2.27	4.67	6.10	3.22	5.15	0.94	0.74
Class C (WFIPX)	7-13-1998	4.30	2.44	4.37	5.30	2.44	4.37	1.69	1.49
Class R6 (STYJX)	10-31-2016	6.40	3.52	5.43	6.40	3.52	5.43	0.56	0.36
Administrator Class (WIPDX)	7-30-2010	–	–	–	6.22	3.34	5.25	0.88	0.63
Institutional Class (WIPIX)	7-18-2008	–	–	–	6.39	3.52	5.42	0.61	0.41
Bloomberg Barclays U.S. Aggregate Bond Index[4]	–	–	–	–	1.42	2.24	4.28	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as risk of greater volatility in value, credit risk (for example, risk of issuer default), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and mortgage and asset-backed securities risk. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Core Plus Bond Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
U.S. Treasury Note, 2.00%, 11-15-2026	5.21
Resolution Funding Corporation STRIPS, 0.00%, 10-15-2019	3.41
FNMA, 3.00%, 12-1-2046	2.43
GNMA, 3.50%, 3-21-2047	2.30
FNMA, 3.50%, 8-1-2045	1.52
U.S. Treasury Bond, 3.13%, 2-15-2042	1.20
FNMA, 3.00%, 12-1-2045	1.17
GNMA, 3.00%, 11-20-2045	1.11
FNMA, 2.13%, 4-24-2026	1.10
FHLMC, 3.50%, 12-1-2045	0.88

Portfolio allocation as of February 28, 2017[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to include the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would have been higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.73% for Class A, 1.48% for Class C, 0.35% for Class R6, 0.62% for Administrator Class, and 0.40% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Core Plus Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$993.54	$4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$4.08	0.80%
Class C
Actual	$1,000.00	$989.74	$7.77	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.39	$7.88	1.55%
Class R6
Actual	$1,000.00	$995.03	$2.01	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.19	$2.04	0.40%
Administrator Class
Actual	$1,000.00	$994.04	$3.47	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52	0.69%
Institutional Class
Actual	$1,000.00	$995.03	$2.46	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 23.29%
FHLMC ±	2.75%	1-1-2036	$43,616	$45,649
FHLMC	3.50	12-1-2045	4,506,947	4,623,374
FHLMC	3.50	12-1-2045	1,564,219	1,604,627
FHLMC	4.00	6-1-2044	3,661,419	3,852,368
FHLMC	5.00	6-1-2036	382,641	420,359
FHLMC	5.00	8-1-2040	388,751	425,706
FHLMC	5.50	10-1-2017	24,012	24,165
FHLMC	5.50	8-1-2038	81,928	91,067
FHLMC	5.50	12-1-2038	749,205	832,958
FHLMC	5.50	6-1-2040	1,106,351	1,228,909
FHLMC	7.50	5-1-2038	3,778	3,912
FHLMC	8.00	2-1-2030	293	346
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	1,222,902	1,227,412
FHLMC Series 2640 Class G	4.50	7-15-2018	170,369	172,925
FHLMC Series 3774 Class AB	3.50	12-15-2020	212,787	219,849
FHLMC Series K020 Class X1 ±(c)	1.44	5-25-2022	13,864,553	848,684
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,806,733	2,108,993
FHLMC Series T-57 Class 2A1 ±	3.47	7-25-2043	55,013	59,326
FHLMC Series T-59 Class 2A1 ±	3.25	10-25-2043	281,005	276,031
FNMA	2.13	4-24-2026	6,100,000	5,814,032
FNMA %%	2.50	3-16-2032	1,645,000	1,648,856
FNMA ±	2.52	5-1-2046	1,694,036	1,722,331
FNMA ±	2.56	3-1-2046	1,590,036	1,619,525
FNMA ±	2.82	8-1-2036	1,410,529	1,494,084
FNMA ±	2.91	1-1-2036	154,193	162,886
FNMA	3.00	11-1-2045	2,496,391	2,482,353
FNMA	3.00	12-1-2045	6,184,185	6,149,409
FNMA	3.00	12-1-2046	12,871,129	12,798,750
FNMA ±	3.02	8-1-2036	70,394	74,290
FNMA ±	3.09	9-1-2036	30,974	32,804
FNMA	3.27	7-1-2022	1,249,474	1,300,875
FNMA	3.50	10-1-2043	1,199,713	1,232,933
FNMA	3.50	4-1-2045	386,034	396,069
FNMA	3.50	8-1-2045	7,829,464	8,033,000
FNMA	3.95	9-1-2021	418,661	446,454
FNMA	4.00	9-1-2024	172,966	178,308
FNMA	4.00	2-1-2046	823,119	865,589
FNMA	4.00	2-1-2046	2,318,423	2,438,044
FNMA	4.00	4-1-2046	3,661,345	3,850,256
FNMA	4.26	4-1-2021	2,750,455	2,951,735
FNMA	5.00	1-1-2024	141,589	151,220
FNMA	5.00	2-1-2036	39,092	42,990
FNMA	5.00	6-1-2040	132,919	145,798
FNMA	5.00	8-1-2040	2,390,148	2,622,533
FNMA	5.50	11-1-2023	76,896	82,697
FNMA	5.50	8-1-2034	136,802	153,693
FNMA	5.50	2-1-2035	41,206	46,279
FNMA	5.50	8-1-2038	111,700	124,227
FNMA	5.50	8-1-2038	529,011	590,050
FNMA	6.00	10-1-2037	711,539	805,654

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2037	$51,341	$58,190
FNMA	6.50	7-1-2036	32,422	37,114
FNMA	6.50	7-1-2036	15,321	17,588
FNMA	6.50	11-1-2036	6,369	7,156
FNMA	7.00	12-1-2022	232,041	249,050
FNMA	7.00	7-1-2036	16,128	17,490
FNMA	7.00	11-1-2037	15,459	17,211
FNMA	7.50	5-1-2038	1,997	2,026
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	7,665	9,156
FNMA Series 2003-W08 Class 4A ±	3.62	11-25-2042	199,709	211,418
FNMA Series 2003-W14 Class 2A ±	2.72	6-25-2045	147,585	157,666
FNMA Series 2003-W14 Class 2A ±	3.79	1-25-2043	347,357	376,233
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,545,246	1,819,590
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	827,658	971,093
GNMA	3.00	11-20-2045	5,780,000	5,856,702
GNMA %%	3.50	3-21-2047	11,685,000	12,145,554
GNMA %%	4.00	3-21-2047	3,140,000	3,322,758
GNMA	5.00	7-20-2040	951,549	1,050,017
GNMA	7.50	12-15-2029	734	821
GNMA Series 2008-22 Class XM ±(c)	0.83	2-16-2050	2,017,282	61,487
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	18,733,000	17,972,684

Total Agency Securities (Cost $122,348,234)				122,885,388

Asset-Backed Securities: 7.72%
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,800,000	3,802,821
Ally Auto Receivables Trust Series 2016-2 Class A2	1.17	10-15-2018	755,718	755,707
American Airlines Series 2015-1 Class B Pass-Through Trust	3.70	11-1-2024	1,684,958	1,647,046
BMW Vehicle Lease Trust Series 2015-2 Class A3	1.40	9-20-2018	1,500,000	1,500,665
CarMax Auto Owner Trust Series 2015-3 Class A3	1.63	5-15-2020	1,960,000	1,962,023
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,673,401
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	86,961	86,913
CNH Equipment Trust Series 2014-C Class A3	1.05	11-15-2019	1,204,972	1,203,194
CNH Equipment Trust Series 2015-A Class A3	1.30	4-15-2020	3,496,497	3,494,617
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	1,012,554	1,011,633
CVS Pass-Through Trust First Lien	6.04	12-10-2028	1,106,252	1,247,843
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,022,580
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	797,717	796,894
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	1,600,000	1,600,219
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.52	6-15-2019	1,108,608	1,107,764
Honda Auto Receivables Owner Trust Series 2016-2 Class A2	1.13	9-17-2018	1,691,540	1,691,178
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	1,378,000	1,378,895
Hyundai Auto Receivables Trust Series 2015-A Class A4	1.37	7-15-2020	1,205,000	1,202,402
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	1,910,000	1,905,728
Nissan Auto Lease Trust Series 2015-B Class A4	1.70	4-15-2021	2,600,000	2,604,001
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	1,554,707	1,554,165
SunTrust Auto Receivables Trust Series 2015-1A Class A3 144A	1.42	9-16-2019	1,752,721	1,753,886
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	2,536,915	2,537,768
World Omni Auto Receivables Trust Series 2015-A Series A3	1.34	5-15-2020	2,211,984	2,211,547

Total Asset-Backed Securities (Cost $40,659,694)				40,752,890

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 26.44%

Consumer Discretionary: 3.78%

Automobiles: 0.35%
Ford Motor Company	7.45%	7-16-2031	$1,465,000	$1,857,264

Diversified Consumer Services: 0.16%
Ashtead Capital Incorporated 144A	5.63	10-1-2024	795,000	842,700

Household Durables: 0.90%
D.R. Horton Incorporated	4.38	9-15-2022	2,160,000	2,269,879
KB Home	7.50	9-15-2022	950,000	1,040,250
Tempur Sealy International Incorporated	5.50	6-15-2026	610,000	597,038
Toll Brothers Finance Corporation	4.38	4-15-2023	810,000	822,150

				4,729,317

Internet & Direct Marketing Retail: 0.18%
Amazon.com Incorporated	4.95	12-5-2044	815,000	947,276

Media: 1.93%
CCO Holdings LLC 144A	5.75	2-15-2026	1,230,000	1,316,100
Charter Communications Operating LLC	4.46	7-23-2022	2,155,000	2,264,228
Charter Communications Operating LLC	6.48	10-23-2045	655,000	761,474
Discovery Communications LLC	6.35	6-1-2040	550,000	586,649
Gannett Company Incorporated 144A	5.50	9-15-2024	805,000	825,125
Gray Television Incorporated 144A	5.88	7-15-2026	585,000	593,231
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	938,000	989,590
SES Global Americas Holding Company 144A	5.30	3-25-2044	880,000	779,830
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	965,000	984,300
Thomson Reuters Corporation	5.85	4-15-2040	945,000	1,065,477

				10,166,004

Specialty Retail: 0.20%
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,000,000	1,040,000

Textiles, Apparel & Luxury Goods: 0.06%
Levi Strauss & Company	5.00	5-1-2025	325,000	331,906

Consumer Staples: 0.49%

Food Products: 0.49%
Kraft Heinz Foods Company	3.50	7-15-2022	1,540,000	1,573,013
TreeHouse Foods Incorporated 144A	6.00	2-15-2024	950,000	999,875

				2,572,888

Energy: 3.97%

Energy Equipment & Services: 0.42%
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,300,000	965,250
NGPL PipeCo LLC 144A	7.77	12-15-2037	1,095,000	1,240,088

				2,205,338

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 3.55%
Anadarko Petroleum Corporation	6.60%	3-15-2046	$795,000	$995,722
Crestwood Midstream Partners LP	6.25	4-1-2023	940,000	975,250
Energy Transfer Partners LP	4.90	2-1-2024	1,300,000	1,370,131
Energy Transfer Partners LP	6.13	12-15-2045	1,330,000	1,468,256
Hess Corporation	5.60	2-15-2041	1,500,000	1,539,467
Hollyfrontier Corporation	5.88	4-1-2026	1,140,000	1,219,108
Kinder Morgan Incorporated	5.55	6-1-2045	1,100,000	1,159,429
Marathon Oil Corporation	5.90	3-15-2018	1,770,000	1,841,885
Marathon Petroleum Corporation	4.75	9-15-2044	630,000	589,557
Nabors Industries Incorporated 144A	5.50	1-15-2023	705,000	727,472
Plains All American Pipeline LP	4.90	2-15-2045	990,000	945,041
Sabine Pass Liquefaction LLC	6.25	3-15-2022	905,000	1,020,912
TC Pipelines LP	4.38	3-13-2025	1,595,000	1,633,559
Tesoro Corporation 144A	4.75	12-15-2023	2,015,000	2,085,525
Williams Partners LP	4.88	3-15-2024	1,105,000	1,141,142

				18,712,456

Financials: 10.34%

Banks: 2.33%
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,174,239
Bank of America Corporation ±	6.10	12-29-2049	1,290,000	1,376,269
Citizens Financial Group ±	5.16	6-29-2023	1,340,000	1,386,120
Fifth Third Bank	2.15	8-20-2018	1,885,000	1,898,787
Huntington National Bank	2.20	11-6-2018	1,985,000	1,994,306
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,553,070
JPMorgan Chase & Company ±	5.15	12-29-2049	1,370,000	1,373,699
PNC Financial Services ±	5.00	12-29-2049	565,000	567,119

				12,323,609

Capital Markets: 2.43%
Bank of New York Mellon Corporation ±	4.95	12-29-2049	2,000,000	2,070,000
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,045,716
Goldman Sachs Group Incorporated	2.35	11-15-2021	1,980,000	1,937,998
Goldman Sachs Group Incorporated	5.15	5-22-2045	1,100,000	1,172,956
Goldman Sachs Group Incorporated ±	5.30	12-29-2049	1,100,000	1,110,780
Legg Mason Incorporated	5.63	1-15-2044	815,000	838,807
Morgan Stanley	2.63	11-17-2021	2,980,000	2,955,951
Raymond James Financial	4.95	7-15-2046	1,695,000	1,692,261

				12,824,469

Consumer Finance: 1.17%
Ally Financial Incorporated «	5.13	9-30-2024	1,080,000	1,143,450
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,664,370
Ford Motor Credit Company LLC	2.68	1-9-2020	1,695,000	1,712,296
Hyundai Capital America Incorporated 144A	2.50	3-18-2019	1,640,000	1,645,819

				6,165,935

Diversified Financial Services: 0.70%
Argos Merger Incorporated 144A«	7.13	3-15-2023	590,000	578,938
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,199,238

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
GLP Capital LP / GLP Financing II Incorporated	5.38%	4-15-2026	$130,000	$136,013
Voya Financial Incorporated	4.80	6-15-2046	765,000	762,546

				3,676,735

Insurance: 3.71%
CHUBB Corporation ±	6.38	3-29-2067	1,100,000	1,067,000
Endurance Specialty Holdings Limited	7.00	7-15-2034	1,330,000	1,644,999
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,051,068
Hartford Financial Services Group ±	8.13	6-15-2068	1,905,000	2,038,350
National Life Insurance Company of Vermont 144A	10.50	9-15-2039	1,315,000	1,982,854
PartnerRe Finance II Incorporated ±	3.38	12-1-2066	1,345,000	1,143,277
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	1,730,000	1,751,933
Progressive Corporation ±	6.70	6-15-2067	2,050,000	2,026,938
Protective Life Corporation	8.45	10-15-2039	1,855,000	2,591,446
Prudential Financial Incorporated ±	8.88	6-15-2068	1,645,000	1,777,628
RenaissanceRe Finance Incorporated	3.70	4-1-2025	1,105,000	1,067,859
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,433,587

				19,576,939

Health Care: 1.45%

Biotechnology: 0.62%
Amgen Incorporated	4.40	5-1-2045	1,005,000	986,701
Celgene Corporation	5.00	8-15-2045	960,000	1,019,357
Gilead Sciences Incorporated	4.15	3-1-2047	1,310,000	1,258,584

				3,264,642

Health Care Providers & Services: 0.60%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	760,000	807,500
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	810,000	815,014
Mednax Incorporated 144A	5.25	12-1-2023	535,000	553,056
Tenet Healthcare Corporation 144A	7.50	1-1-2022	900,000	974,250

				3,149,820

Pharmaceuticals: 0.23%
Valeant Pharmaceuticals Company 144A	4.50	5-15-2023	1,500,000	1,241,690

Industrials: 1.23%

Airlines: 0.32%
American Airlines Group Incorporated 144A«	4.63	3-1-2020	635,000	645,319
United Continental Holdings Incorporated «	6.00	12-1-2020	955,000	1,020,656

				1,665,975

Trading Companies & Distributors: 0.27%
International Lease Finance Corporation	8.25	12-15-2020	1,190,000	1,418,040

Transportation Infrastructure: 0.64%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,400,340

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.75%

Electronic Equipment, Instruments & Components: 0.34%
Arrow Electronics Incorporated	4.00%	4-1-2025	$730,000	$734,684
Ingram Micro Incorporated	5.45	12-15-2024	1,090,000	1,073,469

				1,808,153

Technology Hardware, Storage & Peripherals: 0.41%
Diamond 1 Finance Corporation 144A	7.13	6-15-2024	575,000	635,309
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,532,963

				2,168,272

Materials: 1.09%

Chemicals: 0.69%
Ashland Incorporated	4.75	8-15-2022	840,000	871,920
CF Industries Incorporated	6.88	5-1-2018	1,880,000	1,972,590
W.R. Grace & Company 144A	5.63	10-1-2024	760,000	807,500

				3,652,010

Containers & Packaging: 0.21%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	1,000,000	1,085,625

Metals & Mining: 0.19%
Novelis Corporation 144A	5.88	9-30-2026	990,000	1,018,463

Real Estate: 0.96%

Equity REITs: 0.77%
Corecivic Incorporated	4.63	5-1-2023	1,000,000	1,002,500
Federal Realty Investment Trust	3.63	8-1-2046	915,000	806,855
Omega Healthcare Investors Incorporated	4.38	8-1-2023	2,240,000	2,276,606

				4,085,961

Real Estate Management & Development: 0.19%
CBRE Services Incorporated	5.00	3-15-2023	940,000	973,756

Telecommunication Services: 1.71%

Diversified Telecommunication Services: 0.87%
AT&T Incorporated	4.75	5-15-2046	1,075,000	1,004,502
AT&T Incorporated	5.25	3-1-2037	1,070,000	1,102,845
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,109,866
Level 3 Financing Incorporated 144A	5.25	3-15-2026	485,000	491,063
Verizon Communications Incorporated 144A	5.01	4-15-2049	882,000	865,512

				4,573,788

Wireless Telecommunication Services: 0.84%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,639,624
SBA Tower Trust 144A	3.72	4-15-2048	1,820,000	1,816,456

				4,456,080

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 0.67%

Gas Utilities: 0.20%
Southern Company Gas Capital Corporation	3.95%	10-1-2046	$1,145,000	$1,080,368

Independent Power & Renewable Electricity Producers: 0.47%
Harper Lake Solar Funding Corporation 144A	7.65	12-31-2018	598,377	619,320
The AES Corporation	5.50	3-15-2024	1,010,000	1,030,200
Tri-State Generation and Transmission Association Incorporated	4.25	6-1-2046	850,000	825,954

				2,475,474

Total Corporate Bonds and Notes (Cost $136,296,575)				139,491,293

Foreign Corporate Bonds and Notes @: 3.75%

Consumer Discretionary: 0.68%

Automobiles: 0.26%
Fiat Chrysler Automobiles NV (EUR)	3.75	3-29-2024	1,250,000	1,380,305

Hotels, Restaurants & Leisure: 0.21%
William Hill plc (GBP)	4.88	9-7-2023	875,000	1,115,602

Internet & Direct Marketing Retail: 0.21%
Edreams Odigeo SA 144A	8.50	8-1-2021	1,000,000	1,135,147

Energy: 0.21%

Oil, Gas & Consumable Fuels: 0.21%
Total SA (EUR) ±	3.88	12-29-2049	1,000,000	1,127,943

Financials: 1.76%

Banks: 0.70%
ABN AMRO Bank NV (EUR)	6.38	4-27-2021	1,800,000	2,328,714
Allied Irish Banks plc (EUR) ±	4.13	11-26-2025	1,000,000	1,102,284
BAWAG PSK Bank (EUR)	8.13	10-30-2023	200,000	269,617

				3,700,615

Diversified Financial Services: 1.06%
Ardagh Packaging Finance plc / Ardagh MP Holdings USA Incorporated (EUR) 144A	6.75	5-15-2024	1,000,000	1,171,961
BMBG Bond Finance SCA (EUR) 144A	3.00	6-15-2021	1,500,000	1,652,647
Ineos Finance plc (EUR) 144A	4.00	5-1-2023	1,500,000	1,654,650
LYB International Finance Company (EUR)	1.88	3-2-2022	1,000,000	1,119,474

				5,598,732

Health Care: 0.22%

Life Sciences Tools & Services: 0.22%
Thermo Fisher Scientific Incorporated (EUR)	2.15	7-21-2022	1,000,000	1,143,476

Materials: 0.23%

Containers & Packaging: 0.23%
Ball Corporation (EUR)	4.38	12-15-2023	1,000,000	1,192,566

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.65%

Diversified Telecommunication Services: 0.22%
SFR Group SA (EUR) 144A	5.63%	5-15-2024	1,000,000	$1,124,860

Wireless Telecommunication Services: 0.43%
Telefonica Europe BV (EUR) ±	6.50	9-29-2049	2,000,000	2,278,768

Total Foreign Corporate Bonds and Notes (Cost $20,314,629)				19,798,014

Foreign Government Bonds @: 2.12%
Indonesia (IDR)	7.88	4-15-2019	27,000,000,000	2,062,050
Letra Tesouro Nacional (BRL) ¤	0.00	1-1-2019	8,200,000	2,220,339
Mexico (MXN)	6.50	6-10-2021	37,000,000	1,809,495
Mexico (MXN)	10.00	12-5-2024	70,500,000	4,081,361
Nota Do Tesouro Nacional (BRL)	10.00	1-1-2021	3,100,000	995,265

Total Foreign Government Bonds (Cost $11,141,575)				11,168,510

Loans: 4.29%

Consumer Discretionary: 0.18%

Hotels, Restaurants & Leisure: 0.18%
Hilton Worldwide Finance LLC ±	3.50	10-26-2020	$937,500	943,594

Consumer Staples: 0.48%

Food Products: 0.48%
Pinnacle Foods Incorporated ± %%<	3.06	2-2-2024	1,250,000	1,255,725
Prestige Brands Incorporated ± %%<	3.53	1-26-2024	1,250,000	1,265,100

				2,520,825

Energy: 0.20%

Oil, Gas & Consumable Fuels: 0.20%
Chesapeake Energy Corporation ±	8.55	8-23-2021	1,000,000	1,080,000

Health Care: 0.47%

Health Care Providers & Services: 0.47%
HCA Incorporated ±	4.03	3-17-2023	1,243,734	1,253,062
Press Ganey Holdings Incorporated ±	4.25	10-21-2023	1,250,000	1,251,563

				2,504,625

Industrials: 0.95%

Aerospace & Defense: 0.24%
TransDigm Incorporated ±	3.85	5-14-2022	1,243,979	1,248,955

Commercial Services & Supplies: 0.47%
KAR Auction Services Incorporated ±	4.19	3-9-2021	1,239,110	1,249,568
Waste Industries USA Incorporated ±	3.53	2-27-2020	1,243,671	1,249,578

				2,499,146

Communications Equipment: 0.24%
Virgin Media Bristol LLC ±	3.52	1-31-2025	1,250,000	1,254,863

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.59%

Internet Software & Services: 0.37%
Ancestry.com Operations Incorporated ±	4.25%	10-19-2023	$1,250,000	$1,264,063
Zayo Group LLC ±%%<	3.56	1-12-2024	223,275	225,365
Zayo Group LLC ±	3.50	1-19-2024	463,725	468,065

				1,957,493

IT Services: 0.22%
First Data Corporation ±	3.78	7-10-2022	1,166,192	1,173,772

Materials: 0.48%

Containers & Packaging: 0.48%
Berry Plastics Corporation ±%%	3.31	2-8-2020	1,250,000	1,255,725
Reynolds Group Holdings Incorporated ±	3.78	2-5-2023	1,246,875	1,256,227

				2,511,952

Real Estate: 0.24%

Equity REITs: 0.24%
MGM Growth Properties LLC ±	3.28	4-25-2023	1,243,734	1,253,448

Telecommunication Services: 0.46%

Diversified Telecommunication Services: 0.23%
Level 3 Financing Incorporated ± %%<	3.31	2-14-2024	1,198,840	1,204,403

Wireless Telecommunication Services: 0.23%
Sprint Communications Incorporated ±	3.31	2-2-2024	1,250,000	1,251,788

Utilities: 0.24%

Independent Power & Renewable Electricity Producers: 0.24%
Calpine Corporation ±	3.75	1-15-2024	1,243,687	1,249,445

Total Loans (Cost $22,500,607)				22,654,309

Municipal Obligations: 6.68%

California: 0.66%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated B (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,198,571
San Jose CA Series B (Airport Revenue, AGM Insured)	6.60	3-1-2041	2,000,000	2,256,640

				3,455,211

District of Columbia: 0.37%
Metropolitan Washington DC Airports Authority Build America Bonds (Transportation Revenue)	7.46	10-1-2046	1,375,000	1,968,065

Georgia: 0.53%
Georgia Medical Center Hospital Authority Refunding Bond Columbus Regional Healthcare System Incorporated Project (Health Revenue)	4.88	8-1-2022	2,780,000	2,790,425

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 2.32%
Chicago IL (GO Revenue)	5.43%	1-1-2042	$1,000,000	$852,900
Chicago IL Series B (GO Revenue)	7.38	1-1-2033	1,125,000	1,153,789
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	1,075,000	1,357,962
Cook County IL Series B (GO Revenue, Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,115,865
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	4,430,000	4,107,275
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series B-1 (Tax Revenue, AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,370,038
Will County IL Community High School District (GO Revenue, AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,274,055

				12,231,884

Iowa: 0.38%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.81	4-1-2022	2,000,000	2,000,000

Michigan: 0.57%
Michigan Finance Authority Local Government Loan Program Project Series E (Miscellaneous Revenue)	7.19	11-1-2022	1,915,000	2,121,246
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	903,000	904,896

				3,026,142

New Jersey: 0.77%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	4,250,000	4,047,105

New York: 0.36%
Oyster Bay NY (GO Revenue)	3.25	2-1-2018	805,000	806,280
Oyster Bay NY (GO Revenue)	3.55	2-1-2019	1,085,000	1,087,040

				1,893,320

Pennsylvania: 0.37%
Commonwealth Financing Authority PA Series A (Miscellaneous Revenue)	4.14	6-1-2038	1,995,000	1,962,043

Texas: 0.35%
North Texas Tollway Authority Build America Bonds Sub Lien Series B-2 (Transportation Revenue)	8.91	2-1-2030	1,595,000	1,855,751

Total Municipal Obligations (Cost $34,104,720)				35,229,946

Non-Agency Mortgage-Backed Securities: 4.29%
Arbor Realty Collateralized Series 2016-FL Class A 144A±	2.47	9-15-2026	1,000,000	1,000,000
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	1,116,617	1,117,531
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50	3-25-2040	1,541,195	1,510,533
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AMA ±	6.09	6-11-2050	2,380,000	2,440,833
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	2,390,000	2,385,806
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±(c)	0.25	11-15-2030	158,217	199
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	3,074,916	3,075,119
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 (s)	7.88	7-25-2027	29,052	23,262
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,644,302
GS Mortgage Securities Trust Series 2007 Class AM ±	5.87	8-10-2045	2,500,000	2,497,979
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.93	6-12-2047	1,849,178	1,822,848

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46%	1-15-2049	$1,980,000	$1,976,180
LB UBS Commercial Mortgage Trust Series 2007-C2 ±	5.49	2-15-2040	1,145,242	1,148,766
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±144A(c)(i)	0.50	5-28-2040	216,900	1,440
Morgan Stanley Capital I Series 2004-RR2 Class X 144A±(c)	0.23	10-28-2033	44,802	263
Morgan Stanley Capital I Series 2008-T29 Class A4 ±	6.48	1-11-2043	1,952,049	2,008,373

Total Non-Agency Mortgage-Backed Securities (Cost $22,862,273)				22,653,434

U.S. Treasury Securities: 8.52%
U.S. Treasury Bond «##	2.88	11-15-2046	2,485,000	2,438,503
U.S. Treasury Bond	3.13	2-15-2042	6,120,000	6,312,921
U.S. Treasury Bond	4.63	2-15-2040	3,470,000	4,493,109
U.S. Treasury Note	2.00	11-15-2026	28,400,000	27,472,570
U.S. Treasury Note	2.25	2-15-2027	4,250,000	4,208,495

Total U.S. Treasury Securities (Cost $44,564,717)				44,925,598

Yankee Corporate Bonds and Notes: 8.19%

Consumer Discretionary: 0.53%

Media: 0.53%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	625,000	701,529
Myriad International Holdings BV 144A	6.38	7-28-2017	1,445,000	1,470,288
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	615,000	624,219

				2,796,036

Consumer Staples: 0.25%

Food & Staples Retailing : 0.25%
Delhaize Group SA	5.70	10-1-2040	1,155,000	1,314,909

Energy: 1.05%

Oil, Gas & Consumable Fuels : 1.05%
BP Capital Markets plc	3.22	11-28-2023	2,170,000	2,178,732
Comision Federal de Electric 144A	4.75	2-23-2027	1,140,000	1,119,480
Ecopetrol SA	5.88	5-28-2045	1,095,000	992,837
Petroleos Mexicanos 144A	6.50	3-13-2027	1,170,000	1,243,418

				5,534,467

Financials: 4.84%

Banks: 2.67%
Banco Nacional de Costa Rica 144A	5.88	4-25-2021	1,600,000	1,646,400
Barclays plc	3.68	1-10-2023	2,000,000	2,016,494
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,761,325
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,335,000	2,344,583
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	1,840,000	1,776,555
Nordea Bank AB 144A±	5.50	12-31-2049	1,800,000	1,835,550
Santander UK Group Holdings PLC	3.57	1-10-2023	960,000	962,741
Santander UK plc 144A	5.00	11-7-2023	1,210,000	1,261,807
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	492,890

				14,098,345

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Core Plus Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.13%
Brookfield Asset Management Incorporated	5.80%	4-25-2017	$1,595,000	$1,604,661
Credit Suisse Group AG 144A	3.57	1-9-2023	1,770,000	1,764,685
Macquarie Group Limited 144A	6.00	1-14-2020	2,365,000	2,572,567

				5,941,913

Diversified Financial Services: 0.88%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,355,875
Deutsche Bank AG	6.00	9-1-2017	1,330,000	1,357,850
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	875,000	942,813

				4,656,538

Insurance: 0.16%
Axis Specialty Finance plc	2.65	4-1-2019	840,000	848,140

Health Care: 0.25%

Pharmaceuticals: 0.25%
Perrigo Finance plc	4.90	12-15-2044	1,330,000	1,301,837

Telecommunication Services: 0.20%

Wireless Telecommunication Services: 0.20%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	1,025,000	1,059,594

Utilities: 1.07%

Electric Utilities: 0.69%
Transelec SA 144A	3.88	1-12-2029	860,000	829,049
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,802,466

				3,631,515

Independent Power & Renewable Electricity Producers: 0.38%
TransAlta Corporation	1.90	6-3-2017	2,000,000	1,999,200

Total Yankee Corporate Bonds and Notes (Cost $41,905,892)				43,182,494

Yankee Government Bonds: 4.03%
Dominican Republic 144A	5.95	1-25-2027	1,455,000	1,498,650
Kingdom of Bahrain 144A	7.00	10-12-2028	2,295,000	2,396,669
Provincia de Buenos Aire 144A	6.50	2-15-2023	2,000,000	2,000,000
Republic of Argentina 144A	6.25	4-22-2019	3,500,000	3,697,750
Republic of Argentina 144A	6.88	4-22-2021	3,830,000	4,086,610
Republic of Argentina 144A	7.50	4-22-2026	3,445,000	3,608,638
Republic of South Africa	7.25	1-15-2020	14,000,000	1,052,175
Ukraine	1.47	9-29-2021	3,000,000	2,938,452

Total Yankee Government Bonds (Cost $20,698,372)				21,278,944

	Yield		Shares
Short-Term Investments: 4.90%

Investment Companies: 4.60%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		5,143,282	5,143,797
Wells Fargo Government Money Market Fund Select Class ##(l)(u)	0.48		19,096,972	19,096,972

				24,240,769

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	19

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.30%
U.S. Treasury Bill (z)#	0.49%	3-16-2017	$1,450,000	$1,449,745
U.S. Treasury Bill (z)#	0.49	3-23-2017	150,000	149,962

				1,599,707

Total Short-Term Investments (Cost $25,840,230)				25,840,476

Total investments in securities (Cost $543,237,518) *	104.22%	549,861,296
Other assets and liabilities, net	(4.22)	(22,274,418)

Total net assets	100.00%	$527,586,878

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

@	Foreign bond principal is denominated in the local currency of the issuer.

<	All or a portion of the position represents an unfunded loan commitment.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued and unfunded loans.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $543,349,943 and unrealized gains (losses) consists of:
	Gross unrealized gains	$10,827,889
	Gross unrealized losses	(4,316,536)

	Net unrealized gains	$6,511,353

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Core Plus Bond Fund	Statement of assets and liabilities—February 28, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $5,042,523 of securities loaned), at value (cost $518,996,927)	$525,620,527
In affiliated securities, at value (cost $24,240,591)	24,240,769

Total investments, at value (cost $543,237,518)	549,861,296
Cash on deposit with broker	1,268,759
Principal paydown receivable	149
Receivable for Fund shares sold	3,949,364
Receivable for interest	4,244,952
Receivable for daily variation margin on open futures contracts	8,751
Receivable for securities lending income	2,385
Unrealized gains on forward foreign currency contracts	249,338
Prepaid expenses and other assets	223,119

Total assets	559,808,113

Liabilities
Payable for investments purchased	23,038,815
Payable for Fund shares redeemed	2,599,704
Unrealized losses on credit default swap transactions	134,457
Premiums received on credit default swap transactions	931,992
Payable upon receipt of securities loaned	5,142,865
Payable for daily variation margin on open futures contracts	21,984
Due to broker, foreign currency, at value (cost $10,357)	7,663
Management fee payable	99,796
Distribution fees payable	11,008
Administration fees payable	56,348
Accrued expenses and other liabilities	176,603

Total liabilities	32,221,235

Total net assets	$527,586,878

NET ASSETS CONSIST OF
Paid-in capital	$525,810,271
Undistributed net investment income	755,720
Accumulated net realized losses on investments	(5,739,233)
Net unrealized gains on investments	6,760,120

Total net assets	$527,586,878

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$354,441,428
Shares outstanding – Class A1	28,512,406
Net asset value per share – Class A	$12.43
Maximum offering price per share – Class A2	$13.02
Net assets – Class C	$18,645,728
Shares outstanding – Class C1	1,500,297
Net asset value per share – Class C	$12.43
Net assets – Class R6	$24,991
Shares outstanding – Class R6[1]	2,008
Net asset value per share – Class R6	$12.44
Net assets – Administrator Class	$56,101,417
Shares outstanding – Administrator Class[1]	4,519,990
Net asset value per share – Administrator Class	$12.41
Net assets – Institutional Class	$98,373,314
Shares outstanding – Institutional Class[1]	7,905,723
Net asset value per share – Institutional Class	$12.44

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2017 (unaudited)	Wells Fargo Core Plus Bond Fund	21

Investment income
Interest (net of foreign interest withholding taxes of $14,106)	$9,565,854
Securities lending income, net	25,414
Income from affiliated securities	24,430

Total investment income	9,615,698

Expenses
Management fee	1,162,121
Administration fees
Class A	281,657
Class B	50 [1]
Class C	16,108
Class R6	2 [2]
Administrator Class	30,772
Institutional Class	33,552
Shareholder servicing fees
Class A	440,089
Class B	78 [1]
Class C	25,169
Administrator Class	76,680
Distribution fees
Class B	234 [1]
Class C	75,506
Custody and accounting fees	20,516
Professional fees	31,409
Registration fees	45,505
Shareholder report expenses	52,662
Trustees’ fees and expenses	21,188
Other fees and expenses	4,664

Total expenses	2,317,962
Less: Fee waivers and/or expense reimbursements	(330,045)

Net expenses	1,987,917

Net investment income	7,627,781

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,280,539
Futures transactions	(2,294,904)
Forward foreign currency contract transactions	556,592
Credit default swap transactions	111,586

Net realized gains on investments	653,813

Net change in unrealized gains (losses) on:
Unaffiliated securities	(11,807,794)
Affiliated securities	178
Futures transactions	81,620
Forward foreign currency contract transactions	187,498
Credit default swap transactions	(134,457)

Net change in unrealized gains (losses) on investments	(11,672,955)

Net realized and unrealized gains (losses) on investments	(11,019,142)

Net decrease in net assets resulting from operations	$(3,391,361)

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to February 28, 2017

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Core Plus Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$7,627,781		$12,739,004
Net realized gains on investments		653,813		6,719,288
Net change in unrealized gains (losses) on investments		(11,672,955)		14,178,862

Net increase (decrease) in net assets resulting from operations		(3,391,361)		33,637,154

Distributions to shareholders from
Net investment income
Class A		(5,166,463)		(7,603,765)
Class B		(563)[1]		(3,882)
Class C		(213,773)		(388,505)
Class R6		(267)[2]		N/A
Administrator Class		(909,405)		(1,886,618)
Institutional Class		(1,370,497)		(1,912,853)
Investor Class		N/A		(536,302)[3]
Net realized gains
Class A		(174,322)		(1,047,115)
Class B		0 [1]		(1,106)
Class C		(10,016)		(66,831)
Class R6		(12)[2]		N/A
Administrator Class		(28,708)		(236,966)
Institutional Class		(41,445)		(207,160)

Total distributions to shareholders		(7,915,471)		(13,891,103)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,540,647	56,715,223	22,487,697	277,054,341
Class B	0 [1]	0 [1]	29	349
Class C	113,264	1,415,742	320,982	3,940,957
Class R6	1,985 [2]	25,000 [2]	N/A	N/A
Administrator Class	1,255,011	15,504,224	2,174,640	26,791,685
Institutional Class	2,482,629	30,832,406	2,482,394	30,648,057
Investor Class	N/A	N/A	127,407 [3]	1,552,848 [3]

		104,492,595		339,988,237

Reinvestment of distributions
Class A	403,236	5,009,293	655,533	8,042,967
Class B	43 [1]	550 [1]	392	4,796
Class C	13,340	165,716	26,835	328,893
Class R6	23 [2]	279 [2]	N/A	N/A
Administrator Class	75,333	935,280	172,738	2,113,664
Institutional Class	108,260	1,345,435	161,828	1,989,214
Investor Class	N/A	N/A	40,974 [3]	500,143 [3]

		7,456,553		12,979,677

Payment for shares redeemed
Class A	(3,978,696)	(49,523,950)	(14,022,099)	(170,598,779)
Class B	(10,055)[1]	(124,139)[1]	(22,365)	(272,759)
Class C	(297,421)	(3,691,273)	(355,376)	(4,357,333)
Administrator Class	(2,420,254)	(29,918,863)	(3,783,770)	(46,188,622)
Institutional Class	(953,898)	(11,812,133)	(852,821)	(10,517,257)
Investor Class	N/A	N/A	(13,460,098)[3]	(164,539,265)[3]

		(95,070,358)		(396,474,015)

Net increase (decrease) in net assets resulting from capital share transactions		16,878,790		(43,506,101)

Total increase (decrease) in net assets		5,571,958		(23,760,050)

Net assets
Beginning of period		522,014,920		545,774,970

End of period		$527,586,878		$522,014,920

Undistributed net investment income		$755,720		$788,907

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to February 28, 2017

[3]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.70	$12.14	$12.24	$11.66	$12.57	$12.04
Net investment income	0.18	0.33	0.21 [1]	0.26	0.25	0.30
Net realized and unrealized gains (losses) on investments	(0.26)	0.60	(0.08)	0.57	(0.51)	0.55

Total from investment operations	(0.08)	0.93	0.13	0.83	(0.26)	0.85
Distributions to shareholders from
Net investment income	(0.18)	(0.33)	(0.21)	(0.25)	(0.25)	(0.29)
Net realized gains	(0.01)	(0.04)	(0.02)	0.00	(0.40)	(0.03)

Total distributions to shareholders	(0.19)	(0.37)	(0.23)	(0.25)	(0.65)	(0.32)
Net asset value, end of period	$12.43	$12.70	$12.14	$12.24	$11.66	$12.57
Total return[2]	(0.65)%	7.78%	1.04%	7.16%	(2.25)%	7.19%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.91%	0.93%	0.91%	0.89%
Net expenses	0.80%	0.84%	0.84%	0.85%	0.87%	0.88%
Net investment income	2.91%	2.76%	1.69%	2.10%	2.00%	2.42%
Supplemental data
Portfolio turnover rate	119%	288%	322%	267%	256%	256%
Net assets, end of period (000s omitted)	$354,441	$349,852	$223,755	$129,646	$146,836	$172,577

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.70	$12.14	$12.23	$11.65	$12.56	$12.03
Net investment income	0.13	0.24 [1]	0.12 [1]	0.16	0.15	0.21
Net realized and unrealized gains (losses) on investments	(0.26)	0.59	(0.08)	0.58	(0.51)	0.55

Total from investment operations	(0.13)	0.83	0.04	0.74	(0.36)	0.76
Distributions to shareholders from
Net investment income	(0.13)	(0.23)	(0.11)	(0.16)	(0.15)	(0.20)
Net realized gains	(0.01)	(0.04)	(0.02)	0.00	(0.40)	(0.03)

Total distributions to shareholders	(0.14)	(0.27)	(0.13)	(0.16)	(0.55)	(0.23)
Net asset value, end of period	$12.43	$12.70	$12.14	$12.23	$11.65	$12.56
Total return[2]	(1.03)%	6.99%	0.35%	6.35%	(3.00)%	6.40%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.68%	1.66%	1.68%	1.66%	1.64%
Net expenses	1.55%	1.59%	1.59%	1.60%	1.62%	1.63%
Net investment income	2.16%	2.00%	0.95%	1.35%	1.24%	1.65%
Supplemental data
Portfolio turnover rate	119%	288%	322%	267%	256%	256%
Net assets, end of period (000s omitted)	$18,646	$21,216	$20,381	$24,212	$29,692	$41,259

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	25

(For a share outstanding throughout the period)

CLASS R6	Period ended February 28, 2017 (unaudited)[1]
Net asset value, beginning of period	$12.59
Net investment income	0.14 [2]
Net realized and unrealized gains (losses) on investments	(0.15)

Total from investment operations	(0.01)
Distributions to shareholders from
Net investment income	(0.13)
Net realized gains	(0.01)

Total distributions to shareholders	(0.14)
Net asset value, end of period	$12.44
Total return[3]	(0.06)%
Ratios to average net assets (annualized)
Gross expenses	0.54%
Net expenses	0.40%
Net investment income	3.40%
Supplemental data
Portfolio turnover rate	119%
Net assets, end of period (000s omitted)	$25

[1]	For the period from October 31, 2016 (commencement of class operations) to February 28, 2017

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Core Plus Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.68	$12.12	$12.22	$11.64	$12.55	$12.02
Net investment income	0.18	0.34	0.22	0.27 [1]	0.26 [1]	0.33
Net realized and unrealized gains (losses) on investments	(0.25)	0.60	(0.08)	0.57	(0.51)	0.54

Total from investment operations	(0.07)	0.94	0.14	0.84	(0.25)	0.87
Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.22)	(0.26)	(0.26)	(0.31)
Net realized gains	(0.01)	(0.04)	(0.02)	0.00	(0.40)	(0.03)

Total distributions to shareholders	(0.20)	(0.38)	(0.24)	(0.26)	(0.66)	(0.34)
Net asset value, end of period	$12.41	$12.68	$12.12	$12.22	$11.64	$12.55
Total return[2]	(0.60)%	7.92%	1.15%	7.31%	(2.11)%	7.37%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.85%	0.87%	0.85%	0.83%
Net expenses	0.69%	0.72%	0.72%	0.72%	0.72%	0.73%
Net investment income	3.01%	2.84%	1.82%	2.24%	2.14%	2.53%
Supplemental data
Portfolio turnover rate	119%	288%	322%	267%	256%	256%
Net assets, end of period (000s omitted)	$56,101	$71,133	$85,431	$101,653	$105,094	$162,067

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Core Plus Bond Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.71	$12.15	$12.24	$11.67	$12.57	$12.03
Net investment income	0.19	0.36	0.24 [1]	0.28	0.27 [1]	0.34
Net realized and unrealized gains (losses) on investments	(0.25)	0.60	(0.07)	0.57	(0.49)	0.56

Total from investment operations	(0.06)	0.96	0.17	0.85	(0.22)	0.90
Distributions to shareholders from
Net investment income	(0.20)	(0.36)	(0.24)	(0.28)	(0.28)	(0.33)
Net realized gains	(0.01)	(0.04)	(0.02)	0.00	(0.40)	(0.03)

Total distributions to shareholders	(0.21)	(0.40)	(0.26)	(0.28)	(0.68)	(0.36)
Net asset value, end of period	$12.44	$12.71	$12.15	$12.24	$11.67	$12.57
Total return[2]	(0.50)%	8.05%	1.37%	7.36%	(1.89)%	7.62%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.60%	0.58%	0.60%	0.56%	0.56%
Net expenses	0.49%	0.58%	0.58%	0.58%	0.56%	0.56%
Net investment income	3.23%	3.04%	1.95%	2.38%	2.26%	2.74%
Supplemental data
Portfolio turnover rate	119%	288%	322%	267%	256%	256%
Net assets, end of period (000s omitted)	$98,373	$79,687	$54,419	$32,438	$31,221	$161,191

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

After the close of business on December 5, 2016, Class B shares of the Fund were converted to Class A shares and are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	29

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

30	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	31

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,301,555 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

32	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$122,885,388	$0	$122,885,388

Asset-backed securities	0	40,752,890	0	40,752,890

Corporate bonds and notes	0	139,491,293	0	139,491,293

Foreign corporate bonds and notes	0	19,798,014	0	19,798,014

Foreign government bonds	0	11,168,510	0	11,168,510

Loans	0	21,402,746	1,251,563	22,654,309

Municipal obligations	0	35,229,946	0	35,229,946

Non-agency mortgage-backed securities	0	21,653,434	1,000,000	22,653,434

U.S. Treasury securities	44,925,598	0	0	44,925,598

Yankee corporate bonds and notes	0	43,182,494	0	43,182,494

Yankee government bonds		21,278,944		21,278,944

Short-term investments
Investment companies	19,096,972	0	0	19,096,972
U.S. Treasury securities	1,599,707	0	0	1,599,707
Investments measured at net asset value*				5,143,797
	65,622,277	476,843,659	2,251,563	549,861,296
Forward foreign currency contracts	0	249,338	0	249,338
Futures contracts	8,751	0	0	8,751
Total assets	$65,631,028	$477,092,997	$2,251,563	$550,119,385
Liabilities
Credit default swap contracts	$0	$1,066,449	$0	$1,066,449
Futures contracts	21,984	0	0	21,984
Total liabilities	$21,984	$1,066,449	$0	$1,088,433

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $5,143,797 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	33

objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.45% and declining to 0.33% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.73% for Class A shares, 1.48% for Class C shares, 0.35% for Class R6 shares, 0.62% for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to December 31, 2016, the Fund’s expenses were capped at 0.84% for Class A shares, 1.59% for Class C shares, 0.72% for Administrator Class shares, and 0.58% for Institutional Class shares.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $5,658 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $69,838 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2017, Funds Distributor received $1,941 from the sale of Class A shares and $100 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

34	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$426,368,987	$257,995,682	$417,937,768	$224,967,396

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of February 28, 2017, the Fund had unfunded term loan commitments of $4,548,575.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains (losses)
3-8-2017	JPMorgan	70 Short	Euro-BOBL Futures	$9,431,100	$(165,052)
6-21-2017	JPMorgan	25 Long	U.S. Treasury Bonds	3,791,406	14,238
6-21-2017	JPMorgan	85 Long	10-Year U.S. Treasury Notes	10,589,141	20,482
6-30-2017	JPMorgan	85 Short	2-Year U.S. Treasury Notes	18,394,531	1,101
6-30-2017	JPMorgan	240 Long	5-Year U.S. Treasury Notes	28,248,750	37,882

The Fund had an average notional amount of $44,267,097 and $17,297,146 in long and short futures contracts, respectively, during the six months ended February 28, 2017.

During the six months ended February 28, 2017, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At February 28, 2017, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver		U.S. value at February 28, 2017	In exchange for U.S. $	Unrealized gains
3-31-2017	Citibank	10,000,000	EUR	$10,608,297	$10,772,000	$163,703
3-31-2017	Citibank	5,000,000	EUR	5,304,148	5,385,820	81,672
3-31-2017	Citibank	1,000,000	GBP	1,241,781	1,245,744	3,963

The Fund had average contract amounts of $5,712,489 and $19,675,897 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended February 28, 2017.

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At February 28, 2017, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on an index – Buy protection

Expiration	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Premiums received	Unrealized losses
12-20-2021	JPMorgan	Markit iTraxx Europe Crossover Index	$10,000,000	1.00%	$(1,066,449)	$(931,992)	$(134,457)

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	35

The Fund had an average notional balance on credit default swaps of $6,436,464 during the six months ended February 28, 2017.

The Fund’s credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions. On February 28, 2017, the aggregate fair value of credit defaults swap transactions with net asset contingent features that were in a liability position amounted to $1,066,449. As of February 28, 2017, the Fund had segregated $1,268,759 on deposit at broker for outstanding credit default swap transactions.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of February 28, 2017 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Receivable for daily variation margin on open futures contracts	$8,751	*	Payable for daily variation margin on open futures contracts	$21,984	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	249,338		Unrealized losses on forward foreign currency contracts	0
Credit risk	Value of credit default swap contracts	0		Value of credit default swap contracts	1,066,449	**
		$258,089			$1,088,433

*	Only the current day’s variation margin as of February 28, 2017 is reported separately on the Statement of Assets and Liabilities.

**	The value of swap contracts consists of unrealized losses and premiums received on swap contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2017 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$(2,294,904)	$0	$0	$(2,294,904)
Foreign currency risk	0	556,592	0	556,592
Credit risk	0	0	111,586	111,586
	$(2,294,904)	$556,592	$111,586	$(1,626,726)

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$81,620	$0	$0	$81,620
Foreign currency risk	0	187,498	0	187,498
Credit risk	0	0	(134,457)	(134,457)
	$81,620	$187,498	$(134,457)	$134,661

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while

36	Wells Fargo Core Plus Bond Fund	Notes to financial statements (unaudited)

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$8,751		$(8,751)	$0	$0
Forward foreign currency contracts	Citibank	249,338	*	0	0	249,338

*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$21,984	$(8,751)	$(13,233)	$0
Credit default swaps	JPMorgan	1,066,449**	0	(1,066,449)	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.

**	The value of swap contracts consists of unrealized losses and premiums received on swap contracts as reflected on the Statement of Assets and Liabilities.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and

Notes to financial statements (unaudited)	Wells Fargo Core Plus Bond Fund	37

exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

11. SUBSEQUENT DISTRIBUTIONS

On March 23, 2017, the Fund declared distributions from net investment income to shareholders of record on March 22, 2017. The per share amounts payable on March 24, 2017 were as follows:

Net investment income
Class A	$0.01934
Class C	0.01166
Class R6	0.02178
Administrator Class	0.02073
Institutional Class	0.02290

On April 24, 2017, the Fund declared distributions from net investment income to shareholders of record on April 21, 2017. The per share amounts payable on April 25, 2017 were as follows:

Net investment income
Class A	$0.04076
Class C	0.03272
Class R6	0.04458
Administrator Class	0.04183
Institutional Class	0.04442

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

38	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Core Plus Bond Fund	39

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

40	Wells Fargo Core Plus Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Core Plus Bond Fund	41

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302026 04-17 SA219/SAR219 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo

Short Duration Government Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short Duration Government Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Short Duration Government Bond Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short Duration Government Bond Fund	3

transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short Duration Government Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks to provide current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Troy Ludgood

Thomas O’Connor, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (MSDAX)	3-11-1996	(1.55)	0.16	2.23	0.46	0.57	2.43	0.78	0.78
Class C (MSDCX)	5-31-2002	(1.39)	(0.18)	1.66	(0.39)	(0.18)	1.66	1.53	1.53
Class R6 (MSDRX)	11-30-2012	–	–	–	0.87	1.02	2.87	0.40	0.37
Administrator Class (MNSGX)	12-18-1992	–	–	–	0.54	0.76	2.65	0.72	0.60
Institutional Class (WSGIX)	4-8-2005	–	–	–	0.72	0.94	2.83	0.45	0.42
Bloomberg Barclays U.S. 1-3 Year Government Bond Index[4]	–	–	–	–	0.39	0.63	2.10	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short Duration Government Bond Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
U.S. Treasury Note, 1.50%, 2-15-2020	19.55
U.S. Treasury Note, 0.75%, 10-31-2017	4.24
U.S. Treasury Note, 0.50%, 4-30-2017	3.94
U.S. Treasury Note, 1.25%, 12-31-2018	3.78
U.S. Treasury Note, 1.13%, 1-31-2019	2.35
FHLMC, 4.50%, 8-1-2020	2.26
U.S. Treasury Note, 0.75%, 9-30-2018	2.18
U.S. Treasury Note, 1.13%, 2-28-2019	1.96
FNMA, 4.00%, 3-1-2033	1.62
U.S. Treasury Note, 0.88%, 9-15-2019	1.56

Portfolio allocation as of February 28, 2017[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays U.S. 1–3 Year Government Bond Index (formerly known as Barclay U.S. 1-3 Year Government Bond Index) is composed of all publicly issued, nonconvertible domestic debt of the U.S. government and its agencies. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short Duration Government Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$999.79	$3.93	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$995.10	$7.69	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R6
Actual	$1,000.00	$1,001.85	$1.87	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$999.69	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06	0.60%
Institutional Class
Actual	$1,000.00	$1,000.59	$2.12	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14	0.42%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 35.89%
FHLMC ±	2.28%	3-1-2043	$5,894,501	$5,994,230
FHLMC ±	2.81	12-1-2041	4,883,850	5,056,897
FHLMC ±	2.87	7-1-2044	4,932,026	5,080,967
FHLMC ±	2.90	7-1-2044	4,526,061	4,661,400
FHLMC ±	2.97	7-1-2044	5,162,888	5,324,118
FHLMC	3.00	2-1-2027	5,917,198	6,098,060
FHLMC ±	3.14	7-1-2042	1,857,339	1,924,349
FHLMC ±	3.26	10-1-2041	2,232,767	2,307,576
FHLMC ±	3.44	5-1-2042	7,842,872	8,163,018
FHLMC	3.50	8-1-2029	3,337,710	3,486,361
FHLMC	3.50	6-1-2031	2,271,290	2,378,092
FHLMC	3.50	2-1-2032	1,853,848	1,941,465
FHLMC	3.50	6-1-2032	1,796,571	1,875,562
FHLMC	3.50	5-1-2033	2,265,410	2,360,451
FHLMC	3.50	8-1-2034	1,099,453	1,143,172
FHLMC	4.00	6-1-2025	1,810,995	1,917,826
FHLMC	4.00	9-1-2030	323,758	351,203
FHLMC	4.00	3-1-2031	1,099,476	1,192,954
FHLMC	4.00	6-1-2031	2,289,522	2,421,932
FHLMC	4.00	4-1-2032	917,285	973,851
FHLMC	4.50	8-1-2018	1,423,822	1,457,223
FHLMC	4.50	10-1-2018	786,888	805,347
FHLMC	4.50	8-1-2020	22,925,637	23,463,440
FHLMC	4.50	4-1-2031	1,983,364	2,137,663
FHLMC Multifamily Structured Pass-Through Certificates Series K017 Class A1	1.89	12-25-2020	2,281,586	2,286,598
FHLMC Series 4248 Class MP	3.50	6-15-2042	4,209,736	4,323,612
FNMA ±	2.13	6-1-2043	3,488,100	3,543,072
FNMA ±	2.26	8-1-2043	3,413,859	3,475,973
FNMA ±	2.34	10-1-2043	1,876,797	1,915,321
FNMA ±	2.61	12-1-2041	3,380,535	3,492,184
FNMA ±	2.66	5-1-2044	2,042,079	2,094,957
FNMA ±	2.68	1-1-2045	1,901,459	1,951,028
FNMA ±	2.73	11-1-2044	3,158,047	3,247,367
FNMA ±	2.76	10-1-2045	2,451,183	2,515,504
FNMA ±	2.78	2-1-2045	4,512,621	4,645,566
FNMA ±	3.21	12-1-2043	1,062,945	1,100,204
FNMA	3.50	10-1-2025	317,800	331,811
FNMA	3.50	7-1-2027	12,844,929	13,433,291
FNMA	3.50	12-1-2029	1,920,674	2,016,119
FNMA	3.50	5-1-2030	2,332,665	2,438,919
FNMA	3.50	6-1-2030	6,858,833	7,173,536
FNMA	3.50	8-1-2030	4,064,847	4,251,354
FNMA	3.50	3-1-2031	4,038,407	4,251,150
FNMA	3.50	3-1-2031	5,370,191	5,653,216
FNMA	3.50	3-1-2031	773,837	810,333
FNMA	3.50	4-1-2031	3,330,249	3,487,122
FNMA	3.50	6-1-2031	4,579,627	4,801,777
FNMA	3.50	6-1-2031	2,103,188	2,202,451
FNMA	3.50	7-1-2031	306,725	322,259
FNMA	3.50	7-1-2031	1,041,898	1,091,208
FNMA	3.50	7-1-2031	4,750,144	4,997,806

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	8-1-2031	$2,000,942	$2,095,414
FNMA	3.50	9-1-2031	1,587,939	1,667,942
FNMA	3.50	4-1-2032	1,400,475	1,460,720
FNMA	3.50	6-1-2032	3,134,879	3,269,757
FNMA	3.50	8-1-2032	8,193,778	8,546,256
FNMA	3.50	3-1-2033	1,703,860	1,775,997
FNMA ±	3.51	3-1-2041	598,666	623,987
FNMA ±	3.51	12-1-2041	3,221,654	3,363,942
FNMA	4.00	12-1-2025	3,898,347	4,088,523
FNMA	4.00	1-1-2026	2,454,676	2,564,874
FNMA	4.00	3-1-2026	2,034,101	2,158,983
FNMA	4.00	3-1-2026	3,478,793	3,704,453
FNMA	4.00	5-1-2026	678,190	723,431
FNMA	4.00	3-1-2029	4,328,722	4,594,675
FNMA	4.00	6-1-2029	2,264,917	2,405,944
FNMA	4.00	7-1-2029	5,379,217	5,650,930
FNMA	4.00	9-1-2030	444,558	481,858
FNMA	4.00	4-1-2032	1,025,791	1,101,214
FNMA	4.00	6-1-2032	4,027,359	4,240,120
FNMA	4.00	3-1-2033	15,822,296	16,783,577
FNMA	4.50	1-1-2020	19,237,271	19,724,530
FNMA	4.50	5-1-2020	6,521,521	6,700,840
FNMA	4.50	9-1-2020	8,942,921	9,180,648
FNMA	4.50	10-1-2020	1,806,186	1,851,935
FNMA	4.50	10-25-2020	6,226,799	6,391,429
FNMA	4.50	4-1-2024	3,677,626	3,872,276
FNMA	4.50	6-1-2025	1,479,733	1,574,275
FNMA	4.50	10-1-2026	4,980,644	5,308,755
FNMA	4.50	4-1-2031	643,896	702,675
FNMA	4.50	4-1-2031	660,103	718,870
FNMA	4.50	4-1-2031	403,473	440,302
FNMA	4.50	4-1-2031	317,722	346,200
FNMA	4.50	1-1-2034	431,144	473,823
FNMA	4.50	1-1-2034	328,079	359,747
FNMA	5.00	1-1-2020	1,675,666	1,718,554
FNMA	5.00	2-1-2023	1,964,850	2,034,513
FNMA	5.00	5-1-2023	482,764	511,719
FNMA	5.00	8-1-2030	709,745	778,515
FNMA	5.00	5-1-2046	885,817	982,784
FNMA Series 2009-20 Class DT	4.50	4-25-2039	3,971,765	4,308,388
FNMA Series 2013-103 Class H	4.50	3-25-2038	4,383,439	4,710,889
FNMA Series 2015-18 Class HE	4.00	9-25-2041	13,849,368	14,740,212
FNMA Series 2015-M10 Class FA ±	0.80	3-25-2019	8,387,410	8,391,851
FNMA Series 2015-M4 Class FA ±	0.76	9-25-2018	9,631,182	9,631,961
FNMA Series 2015-M8 Class FA ±	0.72	11-25-2018	5,434,255	5,431,618
GNMA	5.00	10-15-2039	1,909,714	2,141,153
GNMA Series 2016-112 Class AW ±	7.15	12-20-2040	3,483,939	4,074,699

Total Agency Securities (Cost $376,439,610)				372,776,653

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 14.24%
Ally Master Owner Trust Series 2017-1 Class A ±	1.17%	2-15-2021	$5,237,000	$5,232,560
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	4,088,000	4,087,247
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	6,637,000	6,662,517
Avis Budget Rental Car Funding LLC Series 2015-1A Class A 144A	2.50	7-20-2021	4,764,000	4,767,366
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,620,000	3,623,887
California Republic Auto Receivables Trust Series 2016-1 Class A4	2.24	10-15-2021	4,948,000	4,977,128
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.36	6-15-2022	5,043,000	5,041,325
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	4,930,000	4,940,469
Capital Auto Receivables Asset Trust Series 2016-2 Class A4	1.63	1-20-2021	3,153,000	3,136,541
Capital Auto Receivables Asset Trust Series 2016-3 Class A3A	1.54	8-20-2020	3,052,000	3,044,484
Hertz Vehicle Financing LLC Series 2013-1A Class A2 144A	1.83	8-25-2019	3,145,000	3,126,885
Hertz Vehicle Financing LLC Series 2015-1A Class A 144A	2.73	3-25-2021	7,310,000	7,280,740
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	4,300,000	4,240,460
Hertz Vehicle Financing LLC Series 2016-3A Class A 144A	2.27	7-25-2020	3,452,000	3,426,428
Navient Student Loan Trust Series 2014-CTA Class A 144A±	1.47	9-16-2024	7,084,197	7,096,085
Navient Student Loan Trust Series 2017-1A Class A2 144A±	1.52	7-26-2066	9,439,000	9,438,845
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	1.20	1-25-2037	3,156,690	3,113,019
Nelnet Student Loan Trust Series 2006-1 Class A5 ±	1.16	8-23-2027	2,012,838	2,002,388
Nelnet Student Loan Trust Series 2016-1A Class A 144A±	1.57	9-25-2065	10,366,161	10,418,104
SLC Student Loan Trust Series 2005-3 Class A3 ±	1.08	6-15-2029	5,953,000	5,879,123
SLC Student Loan Trust Series 2010-1 Class A ±	1.93	11-25-2042	1,946,640	1,952,444
SLM Student Loan Trust Series 2005-6 Class A5 ±	2.24	7-27-2026	1,366,815	1,373,486
SLM Student Loan Trust Series 2005-6 Class A5A ±	1.15	7-27-2026	831,934	829,813
SLM Student Loan Trust Series 2005-8 Class A4 ±	1.63	1-25-2028	10,474,526	10,507,065
SLM Student Loan Trust Series 2010-A Class 1A 144A±	3.70	5-16-2044	1,686,672	1,728,539
SLM Student Loan Trust Series 2010-A Class 2A 144A±	4.02	5-16-2044	3,011,862	3,131,550
SLM Student Loan Trust Series 2012-E Class A2A 144A	2.09	6-15-2045	5,195,806	5,202,302
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,746,000	2,754,287
SLM Student Loan Trust Series 2014-A Class A2B 144A±	1.92	1-15-2026	4,005,000	4,043,945
TCF Auto Receivables Owner Trust Series 2015-1A Class A4 144A	1.96	11-16-2020	6,610,000	6,620,068
TCF Auto Receivables Owner Trust Series 2016-1A Class A3 144A	1.71	4-15-2021	3,052,000	3,033,368
Verizon Owner Trust Series 2016-1A Class A 144A	1.42	1-20-2021	5,237,000	5,196,169

Total Asset-Backed Securities (Cost $147,815,093)				147,908,637

Non-Agency Mortgage-Backed Securities: 5.24%
Commercial Mortgage Trust Series 2012-LC4 Class A3	3.07	12-10-2044	10,980,171	11,170,683
Commercial Mortgage Trust Series 2013-CR6 Class A1	0.72	3-10-2046	930,006	927,009
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	538,170	553,857
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	808,002	828,070
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	905,961	934,826
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	2,579,000	2,618,876
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.61	6-15-2043	1,825,439	1,898,391
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C2 Class A2 144A	3.62	11-15-2043	3,664,895	3,709,156
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-15-2045	2,303,941	2,339,705
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2014-C18 Class A1	1.25	2-15-2047	781,817	780,334
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,101,914	1,119,899

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short Duration Government Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11%	7-15-2046	$1,094,085	$1,121,463
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	3,097,512	3,099,991
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class A2	1.87	11-15-2045	304,980	305,415
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A	4.21	6-15-2044	624,893	646,195
Social Professional Loan Program LLC Series 2016-C Class A1 144A±	1.88	10-27-2036	3,816,423	3,864,733
Social Professional Loan Program LLC Series 2016-D Class A1 144A±	1.73	1-25-2039	8,873,052	8,944,920
Social Professional Loan Program LLC Series 2016-E Class A1 144A±	1.63	7-25-2039	4,440,398	4,461,074
Social Professional Loan Program LLC Series 2017-A Class A1 144A±	1.48	3-26-2040	5,052,000	5,060,026

Total Non-Agency Mortgage-Backed Securities (Cost $55,025,228)				54,384,623

U.S. Treasury Securities: 44.45%
U.S. Treasury Note	0.50	4-30-2017	40,955,000	40,956,311
U.S. Treasury Note	0.75	10-31-2017	44,093,000	44,079,243
U.S. Treasury Note	0.75	7-31-2018	14,937,000	14,866,975
U.S. Treasury Note	0.75	8-31-2018	4,599,000	4,574,929
U.S. Treasury Note	0.75	9-30-2018	22,793,000	22,659,456
U.S. Treasury Note	0.75	7-15-2019	11,990,000	11,824,202
U.S. Treasury Note	0.75	8-15-2019	11,050,000	10,888,571
U.S. Treasury Note	0.88	9-15-2019	16,372,000	16,164,157
U.S. Treasury Note	1.00	11-30-2018	292,000	291,144
U.S. Treasury Note	1.13	1-31-2019	24,443,000	24,397,169
U.S. Treasury Note	1.13	2-28-2019	20,442,000	20,398,888
U.S. Treasury Note	1.25	12-31-2018	39,212,000	39,244,154
U.S. Treasury Note	1.38	12-15-2019	8,232,000	8,213,988
U.S. Treasury Note	1.50	2-15-2020	203,731,000	203,062,559

Total U.S. Treasury Securities (Cost $462,157,902)				461,621,746

	Yield		Shares
Short-Term Investments: 1.28%

Investment Companies: 1.28%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48		13,247,375	13,247,375

Total Short-Term Investments (Cost $13,247,375)				13,247,375

Total investments in securities (Cost $1,054,685,208) *	101.10%	1,049,939,034
Other assets and liabilities, net	(1.10)	(11,380,944)

Total net assets	100.00%	$1,038,558,090

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,054,749,279 and unrealized gains (losses) consists of:

Gross unrealized gains	$810,950
Gross unrealized losses	(5,621,195)

Net unrealized losses	$(4,810,245)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2017 (unaudited)	Wells Fargo Short Duration Government Bond Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $1,041,437,833)	$1,036,691,659
In affiliated securities, at value (cost $13,247,375)	13,247,375

Total investments, at value (cost $1,054,685,208)	1,049,939,034
Cash	632,321
Segregated cash	525,000
Receivable for investments sold	65,215,258
Principal paydown receivable	1,370,361
Receivable for Fund shares sold	555,293
Receivable for interest	2,049,468
Receivable for daily variation margin on open futures contracts	54,399
Prepaid expenses and other assets	70,210

Total assets	1,120,411,344

Liabilities
Dividends payable	46,124
Payable for investments purchased	80,398,978
Payable for Fund shares redeemed	959,138
Payable for daily variation margin on open futures contracts	11,391
Management fee payable	245,553
Distribution fees payable	13,908
Administration fees payable	62,270
Accrued expenses and other liabilities	115,892

Total liabilities	81,853,254

Total net assets	$1,038,558,090

NET ASSETS CONSIST OF
Paid-in capital	$1,097,988,509
Overdistributed net investment income	(4,148,617)
Accumulated net realized losses on investments	(50,566,603)
Net unrealized losses on investments	(4,715,199)

Total net assets	$1,038,558,090

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$58,398,570
Shares outstanding – Class A1	5,913,559
Net asset value per share – Class A	$9.88
Maximum offering price per share – Class A2	$10.08
Net assets – Class C	$23,840,524
Shares outstanding – Class C1	2,410,136
Net asset value per share – Class C	$9.89
Net assets – Class R6	$221,220,769
Shares outstanding – Class R6[1]	22,326,852
Net asset value per share – Class R6	$9.91
Net assets – Administrator Class	$111,125,629
Shares outstanding – Administrator Class[1]	11,233,184
Net asset value per share – Administrator Class	$9.89
Net assets – Institutional Class	$623,972,598
Shares outstanding – Institutional Class[1]	63,091,348
Net asset value per share – Institutional Class	$9.89

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short Duration Government Bond Fund	Statement of operations—six months ended February 28, 2017 (unaudited)

Investment income
Interest	$7,668,364
Income from affiliated securities	56,099

Total investment income	7,724,463

Expenses
Management fee	1,836,986
Administration fees
Class A	48,749
Class B	13 [1]
Class C	20,386
Class R6	33,580
Administrator Class	57,991
Institutional Class	251,151
Shareholder servicing fees
Class A	76,170
Class B	20 [1]
Class C	31,853
Administrator Class	144,758
Distribution fees
Class B	60 [1]
Class C	95,559
Custody and accounting fees	34,600
Professional fees	24,973
Registration fees	33,340
Shareholder report expenses	22,357
Trustees’ fees and expenses	11,390
Other fees and expenses	7,218

Total expenses	2,731,154
Less: Fee waivers and/or expense reimbursements	(217,828)

Net expenses	2,513,326

Net investment income	5,211,137

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(3,496,043)
Futures transactions	837,191

Net realized losses on investments	(2,658,852)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(1,894,745)
Futures transactions	74,285

Net change in unrealized gains (losses) on investments	(1,820,460)

Net realized and unrealized gains (losses) on investments	(4,479,312)

Net increase in net assets resulting from operations	$731,825

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short Duration Government Bond Fund	13

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$5,211,137		$10,707,842
Net realized gains (losses) on investments		(2,658,852)		2,651,130
Net change in unrealized gains (losses) on investments		(1,820,460)		149,912

Net increase in net assets resulting from operations		731,825		13,508,884

Distributions to shareholders from
Net investment income
Class A		(482,239)		(920,262)
Class B		(73)[1]		(522)
Class C		(107,027)		(218,517)
Class R6		(2,232,951)		(4,283,248)
Administrator Class		(1,023,620)		(2,253,490)
Institutional Class		(6,106,042)		(11,646,830)

Total distributions to shareholders		(9,951,952)		(19,322,869)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,323,394	23,155,536	1,523,943	15,222,273
Class B	0 [1]	0 [1]	659	6,605
Class C	71,189	708,346	545,428	5,455,990
Class R6	1,737,750	17,246,862	3,676,017	36,835,469
Administrator Class	521,012	5,177,805	1,519,924	15,208,095
Institutional Class	12,401,212	123,287,150	31,387,349	313,806,941

		169,575,699		386,535,373

Reinvestment of distributions
Class A	44,389	439,894	81,077	809,810
Class B	7 [1]	68 [1]	50	499
Class C	9,832	97,621	19,633	196,421
Class R6	224,663	2,232,951	427,474	4,283,189
Administrator Class	100,790	1,000,455	219,291	2,193,923
Institutional Class	581,092	5,766,051	1,064,869	10,651,801

		9,537,040		18,135,643

Payment for shares redeemed
Class A	(2,274,307)	(22,608,961)	(2,024,553)	(20,217,407)
Class B	(4,044)[1]	(40,138)[1]	(6,594)	(65,903)
Class C	(422,562)	(4,196,465)	(993,927)	(9,950,881)
Class R6	(3,049,385)	(30,326,841)	(3,764,296)	(37,736,319)
Administrator Class	(1,573,138)	(15,616,041)	(5,170,008)	(51,772,193)
Institutional Class	(16,456,783)	(163,632,970)	(24,487,556)	(244,923,927)

		(236,421,416)		(364,666,630)

Net increase (decrease) in net assets resulting from capital share transactions		(57,308,677)		40,004,386

Total increase (decrease) in net assets		(66,528,804)		34,190,401

Net assets
Beginning of period		1,105,086,894		1,070,896,493

End of period		$1,038,558,090		$1,105,086,894

Undistributed (overdistributed) net investment income		$(4,148,617)		$629,949

[1]	For the period from September 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.96	$10.02	$10.08	$10.09	$10.35	$10.36
Net investment income	0.03	0.07	0.04	0.03	0.08 [1]	0.10
Net realized and unrealized gains (losses) on investments	(0.03)	0.02	0.02	0.07	(0.14)	0.09

Total from investment operations	0.00	0.09	0.06	0.10	(0.06)	0.19
Distributions to shareholders from
Net investment income	(0.08)	(0.15)	(0.12)	(0.11)	(0.20)	(0.20)
Net asset value, end of period	$9.88	$9.96	$10.02	$10.08	$10.09	$10.35
Total return[2]	(0.02)%	0.90%	0.55%	1.03%	(0.63)%	1.86%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.78%	0.80%	0.82%	0.86%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.79%	0.83%
Net investment income	0.68%	0.70%	0.55%	0.38%	0.80%	0.98%
Supplemental data
Portfolio turnover rate	182%	284%	500%	408%	324%	399%
Net assets, end of period (000s omitted)	$58,399	$57,976	$62,504	$107,005	$126,316	$167,266

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	15

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.98	$10.03	$10.10	$10.11	$10.37	$10.37
Net investment income (loss)	(0.01)	(0.01)	(0.03)	(0.05)	0.01 [1]	0.03
Net realized and unrealized gains (losses) on investments	(0.04)	0.03	0.00 [2]	0.08	(0.15)	0.09

Total from investment operations	(0.05)	0.02	(0.03)	0.03	(0.14)	0.12
Distributions to shareholders from
Net investment income	(0.04)	(0.07)	(0.04)	(0.04)	(0.12)	(0.12)
Net asset value, end of period	$9.89	$9.98	$10.03	$10.10	$10.11	$10.37
Total return[3]	(0.49)%	0.25%	(0.30)%	0.28%	(1.37)%	1.20%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.53%	1.53%	1.55%	1.57%	1.61%
Net expenses	1.53%	1.53%	1.53%	1.53%	1.54%	1.58%
Net investment income (loss)	(0.07)%	(0.05)%	(0.20)%	(0.37)%	0.05%	0.23%
Supplemental data
Portfolio turnover rate	182%	284%	500%	408%	324%	399%
Net assets, end of period (000s omitted)	$23,841	$27,454	$31,910	$44,423	$63,126	$78,385

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS R6		2016	2015	2014	2013[1]
Net asset value, beginning of period	$9.99	$10.05	$10.11	$10.13	$10.33
Net investment income	0.05	0.12	0.09 [2]	0.08 [2]	0.13 [2]
Net realized and unrealized gains (losses) on investments	(0.03)	0.01	0.01	0.05	(0.15)

Total from investment operations	0.02	0.13	0.10	0.13	(0.02)
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$9.91	$9.99	$10.05	$10.11	$10.13
Total return[3]	0.19%	1.32%	0.96%	1.35%	(0.17)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.40%	0.41%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	1.09%	1.11%	0.88%	0.76%	0.81%
Supplemental data
Portfolio turnover rate	182%	284%	500%	408%	324%
Net assets, end of period (000s omitted)	$221,221	$233,993	$231,878	$48,446	$2,983

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short Duration Government Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.98	$10.03	$10.10	$10.11	$10.36	$10.37
Net investment income	0.04	0.08	0.06	0.06 [1]	0.10 [1]	0.13
Net realized and unrealized gains (losses) on investments	(0.04)	0.04	0.00 [2]	0.06	(0.13)	0.09

Total from investment operations	0.00	0.12	0.06	0.12	(0.03)	0.22
Distributions to shareholders from
Net investment income	(0.09)	(0.17)	(0.13)	(0.13)	(0.22)	(0.23)
Net asset value, end of period	$9.89	$9.98	$10.03	$10.10	$10.11	$10.36
Total return[3]	(0.03)%	1.18%	0.63%	1.21%	(0.34)%	2.10%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.72%	0.72%	0.74%	0.76%	0.80%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.86%	0.87%	0.73%	0.56%	0.99%	1.20%
Supplemental data
Portfolio turnover rate	182%	284%	500%	408%	324%	399%
Net assets, end of period (000s omitted)	$111,126	$121,576	$156,669	$191,469	$234,808	$285,637

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short Duration Government Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.98	$10.03	$10.10	$10.10	$10.36	$10.37
Net investment income	0.05	0.11	0.09 [1]	0.07	0.12	0.15
Net realized and unrealized gains (losses) on investments	(0.04)	0.03	(0.01)	0.08	(0.15)	0.09

Total from investment operations	0.01	0.14	0.08	0.15	(0.03)	0.24
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.15)	(0.15)	(0.23)	(0.25)
Net asset value, end of period	$9.89	$9.98	$10.03	$10.10	$10.10	$10.36
Total return[2]	0.06%	1.37%	0.81%	1.50%	(0.26)%	2.28%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%	0.45%	0.47%	0.49%	0.53%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	1.05%	1.06%	0.92%	0.74%	1.16%	1.39%
Supplemental data
Portfolio turnover rate	182%	284%	500%	408%	324%	399%
Net assets, end of period (000s omitted)	$623,973	$664,047	$587,835	$903,096	$1,051,693	$1,157,125

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.

After the close of business on December 5, 2016, Class B shares of the Fund were converted to Class A shares and are no longer offered. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks

20	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2016, the Fund had capital loss carryforwards which consist of $29,965,407 in short-term capital losses and $17,654,524 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$372,776,653	$0	$372,776,653

Asset-backed securities	0	147,908,637	0	147,908,637

Non-agency mortgage-backed securities	0	54,384,623	0	54,384,623

U.S. Treasury securities	461,621,746	0	0	461,621,746

Short-term investments
Investment companies	13,247,375	0	0	13,247,375
	474,869,121	575,069,913	0	1,049,939,034
Futures contracts	54,399	0	0	54,399
Total assets	$474,923,520	$575,069,913	$0	$1,049,993,433
Liabilities
Futures contracts	$11,391	$0	$0	$11,391
Total liabilities	$11,391	$0	$0	$11,391

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

22	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.78% for Class A shares, 1.53% for Class C shares, 0.37% for Class R6 shares, 0.60% for Administrator Class shares, and 0.42% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $967 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,001 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended February 28, 2017, Funds Distributor received $808 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,844,350,590	$109,823,857	$1,826,662,538	$111,791,005

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

Notes to financial statements (unaudited)	Wells Fargo Short Duration Government Bond Fund	23

At February 28, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains (losses)
6-30-2017	JPMorgan	729 Long	2-Year U.S. Treasury Notes	$157,760,156	$(46,948)
6-30-2017	JPMorgan	633 Short	5-Year U.S. Treasury Notes	74,506,078	77,923

The Fund had an average notional amount of $187,214,156 in long futures contracts and $72,181,656 in short futures contracts during the six months ended February 28, 2017. As of February 28, 2017, the Fund had segregated $525,000 as cash collateral for open futures contracts.

On February 28, 2017, the cumulative unrealized gains on futures contracts in the amount of $30,975 are reflected in net unrealized loss on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$54,399	$(11,391)	$0	$43,008

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of liabilities
Futures – variation margin	JPMorgan	$11,391	$(11,391)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course

24	Wells Fargo Short Duration Government Bond Fund	Notes to financial statements (unaudited)

of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Short Duration Government Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short Duration Government Bond Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Short Duration Government Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302027 04-17 SA220/SAR220 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo Short-Term Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Short-Term Bond Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Bond Fund	3

transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTVX)	8-31-1999	(0.08)	0.90	2.37	1.96	1.31	2.58	0.82	0.73
Class C (WFSHX)	3-31-2008	0.20	0.55	1.80	1.20	0.55	1.80	1.57	1.48
Institutional Class (SSHIX)	8-31-1999	–	–	–	2.20	1.62	2.89	0.49	0.49
Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index[4]	–	–	–	–	1.02	0.92	2.37	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below investment- grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Bond Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
Bellsouth Corporation, 4.40%, 4-26-2021	1.08
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A, 1.69%, 6-15-2029	0.99
Dell Equipment Finance Trust Series 2016-1 Class A2, 1.43%, 9-24-2018	0.89
Deutsche Annington Finance BV, 3.20%, 10-2-2017	0.79
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2, 1.74%, 1-19-2021	0.79
Murray Street Investment Trust I, 4.65%, 3-9-2017	0.79
GM Financial Automobile Leasing Trust Series 2016-1 Class A3, 1.64%, 7-20-2019	0.79
Enterprise Fleet Financing Trust Series 2017-1 Class A2, 2.13%, 7-20-2022	0.79
Iowa Finance Authority Midwestern Disaster Area Project, 0.85%, 4-1-2022	0.79
Baptist Memorial Health Care Corporation, 1.30, 3-13-2017	0.79

Portfolio allocation as of February 28, 2017[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.72% for Class A, 1.47% for Class C, and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays U.S. 1-3 Year Government/Credit Bond Index (formerly known as Barclays U.S. 1-3 Year Government/Credit Bond Index) is the one- to three-year component of the Bloomberg Barclays U.S. Government/Credit Bond Index (formerly known as Barclays U.S. Government/Credit Bond Index) that includes securities in the Government and Credit Indexes. The Government Index includes Treasuries (that is, public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (that is, publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,003.42	$3.64	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Class C
Actual	$1,000.00	$999.70	$7.41	1.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.48	1.47%
Institutional Class
Actual	$1,000.00	$1,004.62	$2.43	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 8.02%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$1,591,377	$1,596,126
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	939,818	928,222
FHLMC ±	2.68	4-1-2038	423,987	447,750
FHLMC ±	2.77	4-1-2032	44,168	46,479
FHLMC ±	3.00	7-1-2029	2,612	2,717
FHLMC	3.00	2-15-2024	397,173	401,776
FHLMC ±	3.06	5-1-2026	52,621	54,682
FHLMC ±	3.16	9-1-2031	6,405	6,512
FHLMC	3.50	6-15-2038	630,474	646,085
FHLMC	4.50	5-15-2018	41,526	42,176
FHLMC	6.00	10-1-2021	279,142	297,836
FHLMC	8.50	9-1-2017	62	62
FHLMC	9.00	8-1-2018	1,294	1,302
FHLMC	9.00	6-1-2019	13,083	13,257
FHLMC	9.00	10-1-2019	73,883	78,120
FHLMC	9.50	12-1-2022	28,065	29,845
FHLMC	10.50	11-1-2017	50	50
FHLMC	10.50	8-1-2018	13,699	13,872
FHLMC	10.50	2-1-2019	452	466
FHLMC	10.50	4-1-2019	238	247
FHLMC	10.50	5-1-2019	190	202
FHLMC	10.50	6-1-2019	1,263	1,332
FHLMC	10.50	7-1-2019	563	573
FHLMC Series 2597 Series AE	5.50	4-15-2033	137,386	149,331
FHLMC Series 2631 Class LC	4.50	6-15-2018	97,263	98,821
FHLMC Series 2642 Class AR	4.50	7-15-2023	247,484	263,214
FHLMC Series 2656 Class BG	5.00	10-15-2032	258,102	260,480
FHLMC Series 2958 Class QD	4.50	4-15-2020	408,604	414,859
FHLMC Series 3266 Class D	5.00	1-15-2022	460,756	470,773
FHLMC Series 3609 Class LA	4.00	12-15-2024	194,455	198,325
FHLMC Series 3778 Class BM	3.50	8-15-2028	127,612	128,709
FHLMC Series 3794 Class LK	3.00	2-15-2024	309,345	310,538
FHLMC Series 3855 Class HL	3.50	2-15-2026	203,167	208,333
FHLMC Series 3920 Class AB	3.00	9-15-2025	634,202	645,556
FHLMC Series T-42 Class A6	9.50	2-25-2042	384,789	476,881
FHLMC Series T-57 Class 2A1 ±	3.40	7-25-2043	39,884	43,011
FHLMC Series T-59 Class 2A1 ±	3.22	10-25-2043	1,105,029	1,085,468
FNMA ±	1.88	8-1-2034	490,320	496,748
FNMA ±	2.70	11-1-2031	47,111	49,389
FNMA	2.73	10-1-2017	2,906,539	2,911,289
FNMA ±	2.81	8-1-2036	2,115,793	2,241,127
FNMA ±	2.92	10-1-2036	1,966,785	2,054,488
FNMA	2.93	12-1-2017	2,259,451	2,270,123
FNMA ±	3.00	7-1-2036	1,446,419	1,533,200
FNMA ±	3.08	9-1-2040	1,404,511	1,482,536
FNMA	3.19	12-1-2017	1,222,917	1,229,347
FNMA	3.34	9-1-2017	1,350,038	1,351,834
FNMA	3.74	5-1-2018	2,173,469	2,211,642
FNMA	4.00	6-25-2026	826,815	873,722
FNMA	4.00	8-25-2037	648,557	677,923

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	8-25-2034	$911,455	$935,042
FNMA	6.00	4-1-2021	174,321	182,389
FNMA	6.00	3-1-2033	580,816	673,420
FNMA	6.28	11-1-2018	179,219	180,345
FNMA	6.50	8-1-2031	318,714	367,275
FNMA	7.60	8-1-2018	186,498	186,657
FNMA	8.00	4-1-2017	577	578
FNMA	8.00	9-1-2019	882	884
FNMA	8.00	9-1-2023	2,080	2,122
FNMA	8.33	7-15-2020	11,934	12,654
FNMA	8.50	7-1-2018	1,525	1,531
FNMA	8.50	2-1-2023	6,163	6,218
FNMA	9.00	2-15-2020	524	565
FNMA	9.00	11-1-2024	69,268	76,130
FNMA	11.00	10-15-2020	4,985	5,090
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	644,503	787,097
FNMA Series 1989-29 Class Z	10.00	6-25-2019	41,607	44,685
FNMA Series 1989-63 Class Z	9.40	10-25-2019	10,860	11,560
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	54,438	65,266
FNMA Series 2003-15 Class CB	5.00	3-25-2018	169,077	171,035
FNMA Series 2003-41 Class PE	5.50	5-25-2023	600,780	638,384
FNMA Series 2003-W11 Class A1 ±	4.29	6-25-2033	15,663	16,390
FNMA Series 2003-W6 Class 6A ±	3.43	8-25-2042	958,253	1,010,989
FNMA Series 2003-W6 Class PT4 ±	8.54	10-25-2042	86,287	109,235
FNMA Series 2004-32 Class AY	4.00	5-25-2019	115,982	118,820
FNMA Series 2004-90 Class XY	4.00	9-25-2034	370,385	377,176
FNMA Series 2008-53 Class CA	5.00	7-25-2023	353,993	366,768
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	1,123,173	1,171,113
FNMA Series 2011-133 Class A	3.50	6-25-2029	726,720	747,295
FNMA Series 2011-17 Class ED	3.50	7-25-2025	153,216	155,710
FNMA Series 2011-39 Class CA	3.00	5-25-2024	198,033	200,583
FNMA Series 2011-66 Class BE	3.00	3-25-2025	320,616	323,955
FNMA Series 2011-71 Class DJ	3.00	3-25-2025	538,125	542,553
FNMA Series G95-2 Class IO ±(c)	10.00	5-25-2020	21,697	512
GNMA	4.00	8-16-2023	220,986	226,167
GNMA	4.50	4-20-2035	270,104	283,060
GNMA	8.00	12-15-2023	21,901	24,669
GNMA	9.00	11-15-2017	785	788
GNMA	9.00	11-15-2024	11,956	13,007
GNMA	10.00	2-20-2018	269	270
GNMA Series 2010-6 Class EA	4.00	9-16-2023	154,771	156,359
GNMA Series 2011-82 Class HT	2.00	7-16-2036	45,414	45,476
GNMA Series 2012-19 Class A	1.83	3-16-2039	1,674,140	1,670,700

Total Agency Securities (Cost $40,362,467)				40,657,878

Asset-Backed Securities: 11.92%
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	125,706	125,701
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	1,721,921	1,721,766
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	735,078	734,878
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	4,000,000	4,006,080

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CNH Equipment Trust Series 2015-A Class A3	1.30%	4-15-2020	$1,220,405	$1,219,749
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	1,383,228	1,382,365
Dell Equipment Finance Trust Series 2015-2 Class A2A 144A	1.42	12-22-2017	181,034	181,064
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	4,525,000	4,523,247
Education Loan Asset-Backed Trust Series 2013-1 Class A1 144A±	1.57	6-25-2026	2,152,272	2,154,960
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	4,000,000	4,000,678
Ford Credit Auto Lease Trust Series 2015-B Class A2A	1.04	5-15-2018	1,413,781	1,413,525
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	2,646,374	2,647,709
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	1,068,053	1,067,878
GM Financial Automobile Leasing Trust Series 2016-1 Class A3	1.64	7-20-2019	4,000,000	4,002,817
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	2,615,465	2,612,766
GMF Floorplan Owner Revolving Trust Series 2015-1 Class A1 144A	1.65	5-15-2020	2,050,000	2,050,281
Home Equity Asset Trust Series 2003-6 Class M1 ±	2.27	2-25-2034	1,128,882	1,081,467
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	148,548	148,539
Hyundai Auto Lease Securitization Trust Series 2016-A Class A3 144A	1.60	7-15-2019	1,100,000	1,101,370
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	795,304	794,780
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	1,991,262	1,990,867
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,994,424
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25	4-15-2019	2,080,000	2,075,347
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	1,029,242	1,028,920
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	3,720,146	3,720,271
MMAF Equipment Finance LLC Series 2015-AA Class A3 144A	1.39	10-16-2019	2,362,311	2,359,942
Nissan Auto Lease Trust Series 2015-B Class A2A	1.18	12-15-2017	1,292,731	1,292,779
Toyota Auto Receivables Owner Trust Series 2016-A Class AA2	1.03	7-16-2018	1,511,815	1,511,370
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	1,308,097	1,308,537
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	1,580,000	1,580,510
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	1,714,333	1,713,688
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	2,940,000	2,932,472

Total Asset-Backed Securities (Cost $60,564,705)				60,480,747

Corporate Bonds and Notes: 37.70%

Consumer Discretionary: 1.75%

Media: 1.75%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,084,000
Interpublic Group	2.25	11-15-2017	1,900,000	1,905,514
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,746,025
Time Warner Cable Incorporated	4.88	3-15-2020	2,010,000	2,155,552

				8,891,091

Consumer Staples: 1.19%

Beverages: 0.60%
Anheuser-Busch InBev Finance Incorporated	2.65	2-1-2021	3,000,000	3,031,671

Food Products: 0.59%
Kraft Heinz Foods Company	2.00	7-2-2018	3,000,000	3,007,707

Energy: 3.91%

Energy Equipment & Services: 0.62%
Spectra Energy Capital Company	6.20	4-15-2018	3,000,000	3,136,767

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 3.29%
BP AMI Leasing Incorporated 144A	5.52%	5-8-2019	$825,000	$887,284
ConocoPhillips Company	2.88	11-15-2021	1,990,000	2,008,612
DCP Midstream Operating Company	2.50	12-1-2017	3,000,000	3,000,000
Enable Midstream Partner LP	2.40	5-15-2019	3,000,000	2,976,342
Energy Transfer Partners LP	2.50	6-15-2018	2,000,000	2,014,244
Plains All American Pipeline LP	8.75	5-1-2019	3,000,000	3,393,786
Sabine Pass Liquefaction LLC	6.25	3-15-2022	1,210,000	1,364,977
Williams Partners LP	5.25	3-15-2020	1,000,000	1,082,243

				16,727,488

Financials: 18.68%

Banks: 5.36%
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,982,470
Bank of America Corporation	5.30	3-15-2017	2,095,000	2,097,994
Bank of America Corporation	5.70	5-2-2017	1,840,000	1,852,575
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,256,469
Fifth Third Bank	2.30	3-15-2019	1,845,000	1,859,422
JP Morgan Chase	1.65	9-23-2019	2,000,000	1,993,486
KeyBank Corporation	4.63	6-15-2018	3,180,000	3,285,163
PNC Bank NA	1.50	2-23-2018	3,000,000	3,000,564
Rabobank Nederland NV	2.75	1-10-2022	3,000,000	3,007,641
Regions Bank	2.25	9-14-2018	2,000,000	2,008,274
Santander Bank	2.70	5-24-2019	1,000,000	1,003,796
Santander Bank	8.75	5-30-2018	2,640,000	2,848,547

				27,196,401

Capital Markets: 1.69%
Goldman Sachs Group Incorporated	6.15	4-1-2018	2,965,000	3,105,541
Morgan Stanley	1.88	1-5-2018	2,045,000	2,051,622
Morgan Stanley	2.20	12-7-2018	2,000,000	2,010,752
Morgan Stanley	2.45	2-1-2019	840,000	847,494
S&P Global Incorporated	2.50	8-15-2018	550,000	554,644

				8,570,053

Consumer Finance: 6.25%
Ally Financial Incorporated	3.25	11-5-2018	2,930,000	2,981,275
American Express Centurion Bank	6.00	9-13-2017	3,000,000	3,073,767
American Express Credit Corporation %%	2.20	3-3-2020	1,235,000	1,233,716
Daimler Finance NA LLC 144A	1.65	3-2-2018	3,000,000	2,999,922
Discover Financial Services Company	6.45	6-12-2017	3,000,000	3,038,946
Ford Motor Credit Company LLC	2.94	1-8-2019	1,335,000	1,356,895
Ford Motor Credit Company LLC	5.00	5-15-2018	3,000,000	3,112,833
General Motors Financial Company	3.15	1-15-2020	3,000,000	3,057,426
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	3,000,000	3,001,743
Hyundai Capital America Company 144A	2.40	10-30-2018	3,000,000	3,010,566
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	2,000,000	2,000,698
Toll Brothers Finance Corporation	8.91	10-15-2017	2,710,000	2,818,400

				31,686,187

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.79%
Murray Street Investment Trust I	4.65%	3-9-2017	$4,000,000	$4,003,040

Insurance: 4.59%
AXIS Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,976,947
Ironshore Holding Incorporated 144A	8.50	5-15-2020	2,820,000	3,221,173
Lincoln National Corporation	8.75	7-1-2019	744,000	853,993
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,797,942
Metropolitan Life Global Funding Incorporated 144A	1.75	12-19-2018	2,000,000	1,999,638
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	3,070,000	3,108,921
Protective Life Global Funding 144A	1.56	9-13-2019	1,295,000	1,274,983
Provident Companies Incorporated	7.00	7-15-2018	2,525,000	2,690,701
Reinsurance Group of America	5.63	3-15-2017	3,000,000	3,004,755
Reliance Standard Life Insurance 144A	2.15	10-15-2018	1,390,000	1,394,548
Reliance Standard Life Insurance 144A	2.38	5-4-2020	2,000,000	1,984,036

				23,307,637

Health Care: 1.22%

Biotechnology: 0.68%
Biogen Incorporated	6.88	3-1-2018	3,262,000	3,433,924

Health Care Providers & Services: 0.27%
UnitedHealth Group Incorporated	1.45	7-17-2017	1,375,000	1,376,387

Pharmaceuticals: 0.27%
Mylan NV Company	2.50	6-7-2019	1,360,000	1,360,316

Industrials: 2.05%

Aerospace & Defense: 0.63%
L-3 Communications Corporation	5.20	10-15-2019	3,000,000	3,224,973

Airlines: 0.76%
Delta Air Lines Incorporated	4.75	11-7-2021	2,050,042	2,147,419
US Airways Incorporated Series B (i)	8.50	10-22-2018	1,686,478	1,711,775

				3,859,194

Commercial Services & Supplies: 0.44%
Boardwalk Pipelines LLC	5.20	6-1-2018	2,179,000	2,246,270

Transportation Infrastructure: 0.22%
TTX Company 144A	2.25	2-1-2019	1,095,000	1,096,065

Information Technology: 3.33%

IT Services: 0.40%
Fidelity National Information Services Incorporated	2.00	4-15-2018	2,000,000	2,007,778

Semiconductors & Semiconductor Equipment: 0.67%
KLA-Tencor Corporation	2.38	11-1-2017	1,365,000	1,370,143
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,053,256

				3,423,399

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.13%
CA Incorporated	3.60%	8-1-2020	$2,000,000	$2,067,728
CA Incorporated	5.38	12-1-2019	2,000,000	2,169,670
Microsoft Corporporation	2.38	2-6-2022	1,500,000	1,506,072

				5,743,470

Technology Hardware, Storage & Peripherals: 1.13%
EMC Corporation	2.65	6-1-2020	3,000,000	2,923,827
Hewlett Packard Enterprise Company	2.45	10-5-2017	2,785,000	2,797,379

				5,721,206

Materials: 1.03%

Chemicals: 0.38%
CF Industries Incorporated	6.88	5-1-2018	1,830,000	1,920,128

Construction Materials: 0.65%
Martin Marietta Material ±	2.10	6-30-2017	3,310,000	3,316,292

Real Estate: 1.14%

Equity REITs: 1.14%
American Tower Corporation	4.50	1-15-2018	2,700,000	2,763,412
Realty Income Corporation	2.00	1-31-2018	3,000,000	3,010,431

				5,773,843

Telecommunication Services: 1.28%

Diversified Telecommunication Services: 1.28%
AT&T Incorporated	2.45	6-30-2020	1,000,000	1,001,504
Bellsouth Corporation 144A	4.40	4-26-2021	5,465,000	5,494,538

				6,496,042

Utilities: 2.12%

Electric Utilities: 1.58%
Monongahela Power Company 144A	5.70	3-15-2017	3,000,000	3,004,083
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	2,725,000	2,735,311
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,257,362

				7,996,756

Multi-Utilities: 0.54%
Black Hills Corporation	2.50	1-11-2019	1,355,000	1,363,669
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,381,682

				2,745,351

Total Corporate Bonds and Notes (Cost $190,353,216)				191,299,436

Municipal Obligations: 8.30%

California: 1.96%
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	1,380,000	1,398,257
Roman Catholic Diocese of Oakland CA (Miscellaneous Revenue)	6.04	11-1-2019	2,435,000	2,565,346

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA City Financing Authority (Miscellaneous Revenue, National Insured) ±	1.27%	7-15-2027	$2,500,000	$2,489,025
San Bernardino County CA Financing Authority (Miscellaneous Revenue, National Insured) ¤	0.00	8-1-2017	3,500,000	3,479,805

				9,932,433

Connecticut: 0.20%
West Haven CT Series A (GO Revenue)	2.21	3-15-2017	1,000,000	1,000,270

Florida: 0.32%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.74	11-15-2029	1,635,000	1,635,000

Illinois: 0.93%
Chicago IL (Tax Revenue)	6.30	12-1-2021	1,365,000	1,481,680
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	3,070,000	3,214,321

				4,696,001

Iowa: 0.79%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	4,000,000	4,000,000

Michigan: 0.39%
Michigan Finance Authority Series D5 (Water & Sewer Revenue)	2.85	7-1-2019	2,000,000	1,974,500

New Jersey: 1.24%
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	3,000,000	2,942,220
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2019	3,500,000	3,332,910

				6,275,130

New York: 0.39%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	2,000,000	2,004,140

Oregon: 0.51%
Portland OR Taxable Pension (GO Revenue) (m)(n)±	0.84	6-1-2019	2,650,000	2,610,250

Rhode Island: 0.32%
Rhode Island EDA (Industrial Development Revenue, AGM Insured)	7.75	11-1-2020	1,500,000	1,635,390

Tennessee: 0.79%
Baptist Memorial Health Care Corporation (Health Revenue)	1.30	3-13-2017	4,000,000	4,000,000

Wisconsin: 0.46%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	2,365,000	2,361,334

Total Municipal Obligations (Cost $41,943,078)				42,124,448

Non-Agency Mortgage-Backed Securities: 12.02%
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.25	10-20-2032	17,890	17,937
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	1,172,955	1,172,436
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92	1-17-2023	2,500,000	2,501,329
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,705,000	1,702,416
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.57	3-15-2029	2,100,000	2,103,295

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16%	10-10-2047	$2,300,000	$2,358,601
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	600,000	610,628
Commercial Mortgage Trust Series 2015CR27 Class A1	1.58	10-10-2048	2,509,236	2,495,576
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±(i)	0.00	7-15-2027	688,316	10,858
Cosmopolitan Hotel Trust Series 2016 Class A 144A±	2.17	11-15-2033	2,185,000	2,206,164
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.39	6-19-2031	121,367	110,647
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.67	6-15-2039	1,865,162	1,869,455
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	9-20-2019	5,504	5,564
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.90	9-25-2033	404,625	392,156
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.63	5-8-2031	2,949,415	2,952,182
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 (i)(s)	1.00	2-25-2027	34,322	34,257
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	2,610,000	2,774,760
GS Mortgage Securities Trust Series 2013-GC16 Class A2	3.03	11-10-2046	2,315,000	2,357,306
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.70	7-15-2031	1,022,516	1,022,371
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,585,353	2,552,643
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.70	2-15-2033	1,950,000	1,967,733
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	216,709	221,659
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 144A±	1.18	4-25-2036	929,388	766,617
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.93	6-12-2047	2,653,346	2,615,566
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	3,300,000	3,293,634
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A±	1.69	6-15-2029	5,000,000	5,004,699
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A±	1.97	8-15-2027	3,000,000	2,999,945
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.02	5-15-2028	1,434,546	1,432,127
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	2,273,003	2,243,325
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	1,565,208	1,571,798
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.97	10-25-2032	5,567	5,499
Morgan Stanley BAML Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,740,000	2,793,167
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	1,715,731	1,732,802
Morgan Stanley Capital I Trust Series 2007-LQ16 Class AM ±	6.05	12-12-2049	25,000	25,500
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,899,651	1,873,997
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	3,016,572
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.14	8-25-2032	81,560	79,148
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.14	8-25-2032	86,727	82,438
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	22,493	22,543

Total Non-Agency Mortgage-Backed Securities (Cost $61,574,374)				60,999,350

	Dividend yield		Shares
Preferred Stocks: 0.27%

Financials: 0.27%

Banks: 0.27%
Huntington Bancshares (a)(i)±	5.01		80,000	1,357,459

Total Preferred Stocks (Cost $1,958,484)				1,357,459

	Interest rate		Principal
Yankee Corporate Bonds and Notes: 17.57%

Consumer Discretionary: 0.58%

Media: 0.58%
British Sky Broadcasting Group plc 144A	6.10	2-15-2018	$2,838,000	2,952,510

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.20%

Beverages: 0.66%
Suntory Holdings Limited 144A	1.65%	9-29-2017	$3,330,000	$3,332,334

Food & Staples Retailing: 0.54%
Delhaize Group SA	6.50	6-15-2017	2,730,000	2,765,348

Energy: 1.03%

Oil, Gas & Consumable Fuels: 1.03%
Korea National Oil Corporation 144A	2.75	1-23-2019	3,000,000	3,032,479
TransCanada PipeLines Limited	1.63	11-9-2017	2,210,000	2,211,319

				5,243,798

Financials: 10.28%

Banks: 7.65%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,490,625
BNP Paribas SA	2.38	9-14-2017	1,300,000	1,307,254
BPCE SA	1.61	7-25-2017	3,000,000	2,999,973
Canadian Imperial Bank of Commerce	1.60	9-6-2019	2,085,000	2,065,165
Commonwealth Bank of Australia 144A«	1.75	11-7-2019	1,750,000	1,732,915
Credit Suisse	6.00	2-15-2018	1,500,000	1,558,511
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,118,659
Danske Bank 144A	1.65	9-6-2019	3,000,000	2,962,674
Experian Finance plc 144A	2.38	6-15-2017	3,800,000	3,808,938
ING Bank NV 144A	1.80	3-16-2018	3,000,000	3,001,971
Lloyds Bank plc	2.00	8-17-2018	1,000,000	1,003,432
Macquarie Bank Limited 144A	2.85	7-29-2020	3,000,000	3,020,484
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	3,007,263
Santander UK plc	2.50	3-14-2019	2,750,000	2,773,394
Svenska Handelsbanken AB	1.50	9-6-2019	2,605,000	2,567,488
Toronto Dominion Bank	1.45	9-6-2018	3,385,000	3,380,610

				38,799,356

Capital Markets: 0.43%
Brookfield Asset Management Incorporated	5.80	4-25-2017	2,195,000	2,208,295

Consumer Finance: 0.58%
Corporation Andina De Fomento	2.13	9-27-2021	3,000,000	2,957,670

Diversified Financial Services: 1.03%
AerCap Ireland Capital Limited	2.75	5-15-2017	3,470,000	3,478,612
Deutsche Bank AG (London)	6.00	9-1-2017	1,700,000	1,735,598

				5,214,210

Insurance: 0.59%
QBE Insurance Group Limited 144A	2.40	5-1-2018	2,985,000	2,986,370

Health Care: 1.13%

Pharmaceuticals: 1.13%
Actavis Funding SCS	2.35	3-12-2018	3,000,000	3,021,321
Perrigo Company plc	2.30	11-8-2018	2,710,000	2,714,379

				5,735,700

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.37%

Transportation Infrastructure: 0.37%
Asciano Finance Limited 144A	4.63%	9-23-2020	$1,821,000	$1,893,117

Information Technology: 0.60%

Semiconductors & Semiconductor Equipment: 0.60%
TSMC Global Limited 144A	1.63	4-3-2018	3,035,000	3,026,325

Real Estate: 1.19%

Real Estate Management & Development: 1.19%
Deutsche Annington Finance BV 144A	3.20	10-2-2017	4,000,000	4,031,000
Korea Land & Housing Corporation 144A	1.88	8-2-2017	2,000,000	1,999,822

				6,030,822

Utilities: 1.19%

Independent Power & Renewable Electricity Producers: 0.59%
TransAlta Corporation	1.90	6-3-2017	3,000,000	2,998,830

Multi-Utilities: 0.60%
Korea Western Power Company 144A	3.13	5-10-2017	3,000,000	3,006,381

Total Yankee Corporate Bonds and Notes (Cost $89,175,523)				89,151,066

	Yield		Shares
Short-Term Investments: 4.26%

Investment Companies: 4.14%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		1,690,916	1,691,085
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		19,296,293	19,296,293

				20,987,378

			Principal
U.S. Treasury Securities: 0.12%
U.S. Treasury Bill #(z)	0.40	3-16-2017	$625,000	624,890

Total Short-Term Investments (Cost $21,612,043)				21,612,268

Total investments in securities (Cost $507,543,890) *	100.06%	507,682,652
Other assets and liabilities, net	(0.06)	(291,520)

Total net assets	100.00%	$507,391,132

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	17

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security

¤	The security is issued in zero coupon form with no periodic interest payments.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $507,543,890 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,342,055
Gross unrealized losses	(2,203,293)

Net unrealized gains	$138,762

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Bond Fund	Statement of assets and liabilities—February 28, 2017 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,655,837 of securities loaned), at value (cost $486,556,512)	$486,695,274
In affiliated securities, at value (cost $20,987,378)	20,987,378

Total investments, at value (cost $507,543,890)	507,682,652
Cash	184
Principal paydown receivable	12,719
Receivable for Fund shares sold	332,405
Receivable for interest	3,611,199
Receivable for daily variation margin on open futures contracts	20,453
Receivable for securities lending income	98
Prepaid expenses and other assets	28,868

Total assets	511,688,578

Liabilities
Dividends payable	129,134
Payable for investments purchased	1,233,716
Payable for Fund shares redeemed	954,908
Payable upon receipt of securities loaned	1,691,022
Payable for daily variation margin on open futures contracts	19,224
Management fee payable	118,504
Distribution fee payable	7,299
Administration fees payable	47,002
Accrued expenses and other liabilities	96,637

Total liabilities	4,297,446

Total net assets	$507,391,132

NET ASSETS CONSIST OF
Paid-in capital	$507,741,977
Undistributed net investment income	39,798
Accumulated net realized losses on investments	(615,029)
Net unrealized gains on investments	224,386

Total net assets	$507,391,132

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$243,711,943
Shares outstanding – Class A1	27,845,949
Net asset value per share – Class A	$8.75
Maximum offering price per share – Class A2	$8.93
Net assets – Class C	$12,528,734
Shares outstanding – Class C1	1,433,227
Net asset value per share – Class C	$8.74
Net assets – Institutional Class	$251,150,455
Shares outstanding – Institutional Class[1]	28,683,155
Net asset value per share – Institutional Class	$8.76

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended February 28, 2017 (unaudited)	Wells Fargo Short-Term Bond Fund	19

Investment income
Interest (net of foreign interest withholding taxes of $589)	$5,415,962
Income from affiliated securities	42,673
Dividends	34,800
Securities lending income, net	6,557

Total investment income	5,499,992

Expenses
Management fee	918,174
Administration fees
Class A	206,964
Class C	10,691
Institutional Class	101,041
Shareholder servicing fees
Class A	323,381
Class C	16,705
Distribution fee
Class C	50,114
Custody and accounting fees	21,212
Professional fees	25,027
Registration fees	39,192
Shareholder report expenses	23,150
Trustees’ fees and expenses	8,125
Other fees and expenses	10,936

Total expenses	1,754,712
Less: Fee waivers and/or expense reimbursements	(120,948)

Net expenses	1,633,764

Net investment income	3,866,228

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	735,744
Affiliated securities	63
Futures transactions	(557,136)

Net realized gains on investments	178,671

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,407,090)
Futures transactions	207,800

Net change in unrealized gains (losses) on investments	(2,199,290)

Net realized and unrealized gains (losses) on investments	(2,020,619)

Net increase in net assets resulting from operations	$1,845,609

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Bond Fund	Statement of changes in net assets

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$3,866,228		$7,854,281
Net realized gains (losses) on investments		178,671		(1,193,101)
Net change in unrealized gains (losses) on investments		(2,199,290)		4,253,286

Net increase in net assets resulting from operations		1,845,609		10,914,466

Distributions to shareholders from
Net investment income
Class A		(1,780,215)		(3,198,779)
Class C		(42,029)		(68,978)
Institutional Class		(2,043,803)		(4,204,345)
Investor Class		N/A		(385,178)[1]
Net realized gains
Class A		0		(1,039,448)
Class C		0		(44,006)
Institutional Class		0		(978,309)

Total distributions to shareholders		(3,866,047)		(9,919,043)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,748,988	15,323,464	32,732,632	287,219,221
Class C	123,146	1,076,816	623,323	5,441,195
Institutional Class	5,851,472	51,272,021	17,076,264	149,192,804
Investor Class	N/A	N/A	447,856 [1]	3,928,307 [1]

		67,672,301		445,781,527

Reinvestment of distributions
Class A	192,028	1,680,765	455,131	3,978,985
Class C	3,957	34,587	10,368	90,517
Institutional Class	164,148	1,437,974	358,018	3,133,078
Investor Class	N/A	N/A	22,693 [1]	199,015 [1]

		3,153,326		7,401,595

Payment for shares redeemed
Class A	(5,833,995)	(51,074,897)	(8,912,341)	(78,005,822)
Class C	(312,879)	(2,735,137)	(328,586)	(2,870,545)
Institutional Class	(6,118,030)	(53,570,754)	(23,626,452)	(206,695,968)
Investor Class	N/A	N/A	(27,124,834)[1]	(238,058,968)[1]

		(107,380,788)		(525,631,303)

Net decrease in net assets resulting from capital share transactions		(36,555,161)		(72,448,181)

Total decrease in net assets		(38,575,599)		(71,452,758)

Net assets
Beginning of period		545,966,731		617,419,489

End of period		$507,391,132		$545,966,731

Undistributed net investment income		$39,798		$39,617

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.78	$8.77	$8.82	$8.77	$8.81	$8.76
Net investment income	0.06	0.11	0.09	0.10	0.10	0.14
Net realized and unrealized gains (losses) on investments	(0.03)	0.04	(0.03)	0.05	(0.04)	0.05

Total from investment operations	0.03	0.15	0.06	0.15	0.06	0.19
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.09)	(0.10)	(0.10)	(0.14)
Net realized gains	0.00	(0.03)	(0.02)	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.14)	(0.11)	(0.10)	(0.10)	(0.14)
Net asset value, end of period	$8.75	$8.78	$8.77	$8.82	$8.77	$8.81
Total return[1]	0.34%	1.77%	0.66%	1.72%	0.72%	2.22%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.80%	0.82%	0.87%	0.90%
Net expenses	0.72%	0.72%	0.74%	0.78%	0.80%	0.80%
Net investment income	1.38%	1.29%	1.00%	1.12%	1.17%	1.63%
Supplemental data
Portfolio turnover rate	24%	59%	57%	70%	75%	44%
Net assets, end of period (000s omitted)	$243,712	$278,802	$65,454	$59,962	$65,812	$69,247

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.77	$8.76	$8.81	$8.76	$8.80	$8.75
Net investment income	0.03	0.05	0.02	0.03	0.04	0.08
Net realized and unrealized gains (losses) on investments	(0.03)	0.04	(0.03)	0.05	(0.04)	0.05

Total from investment operations	0.00	0.09	(0.01)	0.08	0.00	0.13
Distributions to shareholders from
Net investment income	(0.03)	(0.05)	(0.02)	(0.03)	(0.04)	(0.08)
Net realized gains	0.00	(0.03)	(0.02)	0.00	0.00	0.00

Total distributions to shareholders	(0.03)	(0.08)	(0.04)	(0.03)	(0.04)	(0.08)
Net asset value, end of period	$8.74	$8.77	$8.76	$8.81	$8.76	$8.80
Total return[1]	(0.03)%	1.01%	(0.09)%	0.97%	(0.03)%	1.46%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.55%	1.57%	1.62%	1.65%
Net expenses	1.47%	1.47%	1.49%	1.53%	1.55%	1.55%
Net investment income	0.63%	0.53%	0.25%	0.37%	0.42%	0.89%
Supplemental data
Portfolio turnover rate	24%	59%	57%	70%	75%	44%
Net assets, end of period (000s omitted)	$12,529	$14,204	$11,508	$14,852	$16,686	$18,501

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Bond Fund	23

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.79	$8.77	$8.83	$8.77	$8.81	$8.77
Net investment income	0.07	0.13	0.11	0.12	0.13	0.17
Net realized and unrealized gains (losses) on investments	(0.03)	0.05	(0.04)	0.07	(0.04)	0.04

Total from investment operations	0.04	0.18	0.07	0.19	0.09	0.21
Distributions to shareholders from
Net investment income	(0.07)	(0.13)	(0.11)	(0.13)	(0.13)	(0.17)
Net realized gains	0.00	(0.03)	(0.02)	0.00	0.00	0.00

Total distributions to shareholders	(0.07)	(0.16)	(0.13)	(0.13)	(0.13)	(0.17)
Net asset value, end of period	$8.76	$8.79	$8.77	$8.83	$8.77	$8.81
Total return[1]	0.46%	2.14%	0.82%	2.15%	1.04%	2.43%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.47%	0.49%	0.53%	0.57%
Net expenses	0.48%	0.48%	0.47%	0.47%	0.48%	0.48%
Net investment income	1.62%	1.51%	1.26%	1.42%	1.47%	1.95%
Supplemental data
Portfolio turnover rate	24%	59%	57%	70%	75%	44%
Net assets, end of period (000s omitted)	$251,150	$252,961	$306,832	$330,613	$269,123	$282,512

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	25

addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

26	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

As of August 31, 2016, the Fund had capital loss carryforwards which consist of $915,873 in long-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$40,657,878	$0	$40,657,878

Asset-backed securities	0	60,480,747	0	60,480,747

Corporate bonds and notes	0	191,299,436	0	191,299,436

Municipal obligations	0	42,124,448	0	42,124,448

Non-agency mortgage-backed securities	0	60,999,350	0	60,999,350

Preferred stocks
Financials	0	0	1,357,459	1,357,459

Yankee corporate bonds and notes	0	89,151,067	0	89,151,067

Short-term investments
Investment companies	19,296,292	0	0	19,296,292
U.S. Treasury securities	624,890	0	0	624,890
Investments measured at net asset value*				1,691,085
	19,921,182	484,712,926	1,357,459	507,682,652
Futures contracts	20,453	0	0	20,453
Total assets	$19,941,635	$484,712,926	$1,357,459	$507,703,105
Liabilities
Futures contracts	$19,224	$0	$0	$19,224
Total liabilities	$19,224	$0	$0	$19,224

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,691,085 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	27

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.72% for Class A shares, 1.47% for Class C shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $486 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,038 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2017, Funds Distributor received $992 from the sale of Class A shares and $16 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

28	Wells Fargo Short-Term Bond Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2017 were $180,102,404 and $120,743,950, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
6-30-2017	JPMorgan	238 Short	5-Year U.S. Treasury Notes	$28,013,344	$9,088
6-30-2017	JPMorgan	857 Long	2-Year U.S. Treasury Notes	185,460,156	76,536

The Fund had an average notional amount of $209,870,151 and $28,379,569 in long and short futures contracts, respectively, during the six months ended February 28, 2017.

On February 28, 2017, the cumulative unrealized gains on futures contracts in the amount of $85,624 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$20,453	$(19,224)	$0	$1,229

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	JPMorgan	$19,224	$(19,224)	$0	$0

Notes to financial statements (unaudited)	Wells Fargo Short-Term Bond Fund	29

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

30	Wells Fargo Short-Term Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term Bond Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

32	Wells Fargo Short-Term Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302028 04-17 SA221/SAR221 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo Short-Term High Yield Bond Fund

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The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Short-Term High Yield Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Short-Term High Yield Bond Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	3

transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term High Yield Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kevin J. Maas, CFA®

Thomas M. Price, CFA®

Michael J. Schueller, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SSTHX)	2-29-2000	1.52	2.43	3.52	4.66	3.05	3.84	0.93	0.82
Class C (WFHYX)	3-31-2008	2.88	2.28	3.06	3.88	2.28	3.06	1.68	1.57
Administrator Class (WDHYX)	7-30-2010	–	–	–	4.83	3.22	3.94	0.87	0.66
Institutional Class (STYIX)	11-30-2012	–	–	–	4.99	3.32	3.99	0.60	0.51
Short-Term High Yield Bond Index III[4]	–	–	–	–	14.10	5.75	6.58	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index[5]	–	–	–	–	20.56	5.49	6.46	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index[6]	–	–	–	–	11.42	5.86	6.58	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	5

Ten largest holdings (%) as of February 28, 2017[7]
Ineos US Finance LLC , 3.53%, 12-15-2020	1.35
Sprint Communications Incorporated, 9.00%, 11-15-2018	1.34
Rockies Express Pipeline LLC, 6.00%, 1-15-2019	1.26
Michaels Stores Incorporated, 3.75%, 1-30-2023	1.25
NGPL PipeCo LLC, 7.12%, 12-15-2017	1.23
CIT Group Incorporated, 4.25%, 8-15-2017	1.21
Charter Communications Operating LLC, 2.79%, 1-3-2021	1.14
TransDigm Incorporated, 3.96%, 2-28-2020	1.14
Tesco plc, 5.50%, 11-15-2017	1.13
DISH DBS Corporation , 4.25%, 4-1-2018	1.13

Credit quality as of February 28, 2017[8]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.81% for Class A, 1.56% for Class C, 0.65% for Administrator Class, and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	Source: Wells Fargo Funds Management, LLC. The Short-Term High Yield Bond Index III is comprised of 70% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index and 30% of BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index.

[5]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[6]	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Year Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term High Yield Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,013.62	$4.11	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class C
Actual	$1,000.00	$1,009.86	$7.90	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Administrator Class
Actual	$1,000.00	$1,014.42	$3.30	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Institutional Class
Actual	$1,000.00	$1,015.18	$2.54	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 56.96%

Consumer Discretionary: 18.26%

Auto Components: 1.81%
American Axle & Manufacturing Incorporated «	6.25%	3-15-2021	$13,000,000	$13,373,750
American Axle & Manufacturing Incorporated	7.75	11-15-2019	4,080,000	4,523,700
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	2,568,000	2,901,840
Goodyear Tire & Rubber Company	7.00	5-15-2022	5,505,000	5,752,725

				26,552,015

Diversified Consumer Services: 2.31%
Avis Budget Car Rental LLC ±	3.80	12-1-2017	11,611,000	11,625,514
Service Corporation International	5.38	1-15-2022	13,800,000	14,265,750
TRI Pointe Group Incorporated	4.38	6-15-2019	7,847,000	8,003,940

				33,895,204

Hotels, Restaurants & Leisure: 3.18%
GLP Capital LP/GLP Financing II Incorporated	4.38	11-1-2018	3,370,000	3,466,888
GLP Capital LP/GLP Financing II Incorporated	4.88	11-1-2020	11,614,000	12,194,700
Hilton Worldwide Finance LLC	5.63	10-15-2021	12,870,000	13,251,725
International Game Technology	7.50	6-15-2019	6,720,000	7,408,800
MGM Resorts International	8.63	2-1-2019	9,365,000	10,348,325

				46,670,438

Household Durables: 2.76%
CalAtlantic Group Incorporated	6.63	5-1-2020	2,485,000	2,739,713
CalAtlantic Group Incorporated	8.38	5-15-2018	500,000	534,375
DR Horton Incorporated	3.63	2-15-2018	3,930,000	3,979,125
DR Horton Incorporated	4.75	5-15-2017	6,050,000	6,089,023
KB Home	4.75	5-15-2019	7,835,000	8,021,081
Lennar Corporation	4.13	12-1-2018	3,764,000	3,848,690
Lennar Corporation	4.50	11-15-2019	9,106,000	9,413,328
Lennar Corporation	4.75	12-15-2017	600,000	609,000
Pulte Group Incorporated	7.63	10-15-2017	5,185,000	5,353,513

				40,587,848

Media: 4.86%
CSC Holdings LLC	7.63	7-15-2018	8,945,000	9,515,244
DISH DBS Corporation	4.25	4-1-2018	16,205,000	16,529,100
National CineMedia LLC	6.00	4-15-2022	14,525,000	15,015,219
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,810,500
TEGNA Incorporated	5.13	10-15-2019	11,575,000	11,878,844
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,669,838

				71,418,745

Multiline Retail: 0.51%
Dollar Tree Incorporated	5.25	3-1-2020	7,305,000	7,513,193

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.78%
Best Buy Company Incorporated	5.00%	8-1-2018	$8,880,000	$9,258,847
L Brands Incorporated	8.50	6-15-2019	2,700,000	3,013,875
Sally Beauty Holdings Incorporated	5.75	6-1-2022	13,450,000	13,853,500

				26,126,222

Textiles, Apparel & Luxury Goods: 1.05%
The William Carter Company	5.25	8-15-2021	14,890,000	15,392,519

Consumer Staples: 3.07%

Beverages: 1.03%
Cott Beverages Incorporated	6.75	1-1-2020	14,645,000	15,139,269

Food Products: 2.04%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	14,245,875
Post Holdings Incorporated 144A	6.75	12-1-2021	14,592,000	15,631,680

				29,877,555

Energy: 6.62%

Energy Equipment & Services: 1.23%
NGPL PipeCo LLC 144A	7.12	12-15-2017	17,465,000	18,098,106

Oil, Gas & Consumable Fuels: 5.39%
Crestwood Midstream Partners LP	6.00	12-15-2020	7,080,000	7,283,550
Kinder Morgan Finance Company LLC 144A	6.00	1-15-2018	9,000,000	9,329,094
Kinder Morgan Incorporated	7.00	6-15-2017	5,300,000	5,382,256
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	17,620,000	18,501,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	12,940,000	14,071,991
Targa Resources Partners LP	4.13	11-15-2019	5,715,000	5,815,013
Tesoro Corporation	4.25	10-1-2017	4,000,000	4,045,000
Tesoro Logistics LP	5.50	10-15-2019	10,395,000	11,018,700
Tesoro Logistics LP	5.88	10-1-2020	3,615,000	3,726,161

				79,172,765

Financials: 3.76%

Banks: 1.51%
CIT Group Incorporated	4.25	8-15-2017	17,570,000	17,761,513
CIT Group Incorporated 144A	5.00	5-15-2018	135,000	136,620
CIT Group Incorporated	5.25	3-15-2018	4,185,000	4,324,695

				22,222,828

Consumer Finance: 2.25%
Ally Financial Incorporated	3.75	11-18-2019	5,050,000	5,157,313
Ally Financial Incorporated	6.25	12-1-2017	2,850,000	2,947,527
Navient Corporation	4.63	9-25-2017	870,000	880,875
Navient Corporation	8.45	6-15-2018	12,440,000	13,295,250
Toll Brothers Finance Corporation	4.00	12-31-2018	2,650,000	2,719,563
Toll Brothers Finance Corporation	8.91	10-15-2017	7,750,000	8,060,000

				33,060,528

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 3.84%

Health Care Equipment & Supplies: 0.50%
Hologic Incorporated 144A	5.25%	7-15-2022	$7,095,000	$7,396,538

Health Care Providers & Services: 3.34%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	395,000	423,638
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	12,834,000	13,058,595
HCA Incorporated	3.75	3-15-2019	4,030,000	4,130,750
HCA Incorporated	8.00	10-1-2018	6,610,000	7,204,900
Lifepoint Hospitals Incorporated	5.50	12-1-2021	7,205,000	7,497,703
Tenet Healthcare Corporation ±	4.46	6-15-2020	7,205,000	7,295,063
Tenet Healthcare Corporation	6.25	11-1-2018	8,840,000	9,359,350

				48,969,999

Industrials: 9.21%

Aerospace & Defense: 2.11%
Alcoa Incorporated	6.75	7-15-2018	9,575,000	10,163,958
Huntington Ingalls Industries Incorporated 144A	5.00	12-15-2021	5,225,000	5,460,125
L-3 Communications Corporation	5.20	10-15-2019	14,300,000	15,372,371

				30,996,454

Airlines: 1.70%
American Airlines Group Incorporated	6.13	6-1-2018	10,000,000	10,425,000
United Continental Holdings Incorporated	6.38	6-1-2018	10,965,000	11,485,838
US Airways Incorporated Series B (i)	8.50	10-22-2018	2,952,178	2,996,461

				24,907,299

Building Products: 1.01%
USG Corporation	8.25	1-15-2018	14,150,000	14,914,100

Commercial Services & Supplies: 0.76%
Clean Harbors Incorporated	5.13	6-1-2021	10,945,000	11,191,263

Machinery: 0.56%
Meritor Incorporated	6.75	6-15-2021	7,875,000	8,190,000

Trading Companies & Distributors: 3.07%
Aircastle Limited	4.63	12-15-2018	13,060,000	13,549,750
Ashtead Capital Incorporated 144A	6.50	7-15-2022	14,585,000	15,254,521
H&E Equipment Services Incorporated	7.00	9-1-2022	12,895,000	13,571,988
International Lease Finance Corporation	6.25	5-15-2019	2,500,000	2,712,575

				45,088,834

Information Technology: 3.25%

Communications Equipment: 0.54%
ViaSat Incorporated	6.88	6-15-2020	7,690,000	7,886,710

Electronic Equipment, Instruments & Components: 0.26%
Zebra Technologies Corporation «	7.25	10-15-2022	3,575,000	3,867,507

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 1.19%
IAC/InterActiveCorp	4.88%	11-30-2018	$14,045,000	$14,255,675
Match Group Incorporated	6.75	12-15-2022	3,110,000	3,281,050

				17,536,725

Technology Hardware, Storage & Peripherals: 1.26%
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	6,745,000	6,895,137
EMC Corporation	2.65	6-1-2020	11,835,000	11,534,498

				18,429,635

Materials: 1.89%

Construction Materials: 0.09%
Vulcan Materials Company	7.00	6-15-2018	1,265,000	1,339,762

Containers & Packaging: 1.09%
Owens-Illinois Incorporated	7.80	5-15-2018	9,305,000	9,863,300
Reynolds Group Holdings	5.75	10-15-2020	5,920,000	6,097,600

				15,960,900

Metals & Mining: 0.71%
Steel Dynamics Incorporated	6.38	8-15-2022	10,050,000	10,502,250

Real Estate: 3.06%

Equity REITs: 2.51%
Equinix Incorporated	5.38	1-1-2022	14,195,000	14,993,469
Iron Mountain Incorporated 144A	6.00	10-1-2020	15,075,000	15,833,122
VEREIT Operating Partnership LP	3.00	2-6-2019	1,820,000	1,826,734
VEREIT Operating Partnership LP	4.13	6-1-2021	4,125,000	4,213,275

				36,866,600

Real Estate Management & Development: 0.55%
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	7,925,000	8,123,125

Telecommunication Services: 4.00%

Diversified Telecommunication Services: 1.44%
CenturyLink Incorporated	6.00	4-1-2017	10,390,000	10,416,754
Frontier Communications Corporation	8.13	10-1-2018	8,940,000	9,565,800
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,100,000	1,191,080

				21,173,634

Wireless Telecommunication Services: 2.56%
Sprint Communications Incorporated 144A	9.00	11-15-2018	17,975,000	19,682,625
Sprint Spectrum LP 144A	3.36	3-20-2023	1,620,000	1,624,050
T-Mobile USA Incorporated	6.13	1-15-2022	700,000	741,636
T-Mobile USA Incorporated	6.25	4-1-2021	5,920,000	6,127,200
T-Mobile USA Incorporated	6.46	4-28-2019	9,270,000	9,340,267

				37,515,778

Total Corporate Bonds and Notes (Cost $833,979,840)				836,584,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Loans: 27.56%

Consumer Discretionary: 3.25%

Auto Components: 0.53%
Allison Transmission Incorporated ±	3.28%	9-23-2022	$7,776,175	$7,863,657

Hotels, Restaurants & Leisure: 0.61%
Aramark Corporation ±	3.36	9-7-2019	8,816,542	8,902,504

Household Products: 2.11%
Michaels Stores Incorporated ±	3.75	1-30-2023	18,475,711	18,422,871
The ServiceMaster Company LLC ±	3.28	11-8-2023	12,385,000	12,508,850

				30,931,721

Consumer Staples: 1.41%

Food Products: 1.41%
Pinnacle Foods Incorporated <	0.00	2-2-2024	13,255,000	13,315,708
Prestige Brands Incorporated ±<	3.53	1-26-2024	7,315,000	7,403,365

				20,719,073

Financials: 1.26%

Diversified Financial Services: 1.26%
Delos Finance Sarl ±	3.50	10-6-2023	9,865,000	9,949,247
LPL Holdings Incorporated ±	3.28	3-29-2019	8,510,000	8,515,361

				18,464,608

Health Care: 2.91%

Health Care Providers & Services: 2.91%
Change Healthcare Holdings LLC <	0.00	2-8-2024	5,905,000	5,929,624
Community Health Systems Incorporated ±	3.80	12-31-2019	2,290,602	2,269,849
Community Health Systems Incorporated ±	4.05	1-27-2021	4,214,676	4,140,456
Community Health Systems Incorporated ±	4.27	12-31-2018	8,550,165	8,524,942
HCA Incorporated ±	4.03	3-17-2023	7,168,034	7,221,794
Select Medical Corporation ±	6.02	6-1-2018	9,766,509	9,815,342
TeamHealth Incorporated ±	3.75	2-6-2024	4,805,000	4,790,008

				42,692,015

Industrials: 6.80%

Aerospace & Defense: 1.19%
TransDigm Incorporated ±	3.85	5-14-2022	761,467	764,513
TransDigm Incorporated ±	3.96	2-28-2020	16,660,111	16,723,586

				17,488,099

Airlines: 0.75%
Delta Air Lines Incorporated ±	3.28	8-24-2022	10,990,875	11,057,260

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 2.59%
ADS Waste Holdings Incorporated ±	3.50%	11-10-2023	$12,806,333	$12,934,397
Columbus McKinnon Corporation ±<	4.00	1-31-2024	7,424,000	7,465,797
KAR Auction Services Incorporated ±	4.19	3-9-2021	13,895,069	14,012,343
Sensata Technologies BV ±	3.02	10-14-2021	3,592,926	3,614,089

				38,026,626

Communications Equipment: 2.27%
Charter Communications Operating LLC ±<	2.79	1-3-2021	16,745,000	16,814,157
Virgin Media Bristol LLC ±	3.52	1-31-2025	16,465,000	16,529,049

				33,343,206

Information Technology: 4.01%

Communications Equipment: 0.49%
CommScope Incorporated ±	3.28	12-29-2022	7,195,352	7,260,542

Electronic Equipment, Instruments & Components: 0.95%
Dell International LLC <	0.00	9-7-2023	2,935,000	2,952,904
Zebra Technologies Corporation ±	3.43	10-27-2021	10,856,440	10,986,717

				13,939,621

Internet Software & Services: 1.46%
Ancestry.com Operations Incorporated ±	4.25	10-19-2023	7,440,000	7,523,700
Zayo Group LLC <	0.00	1-12-2024	4,472,000	4,513,858
Zayo Group LLC ±<	3.50	1-19-2024	9,288,000	9,374,936

				21,412,494

IT Services: 0.89%
First Data Corporation ±	3.78	7-10-2022	13,061,348	13,146,246

Semiconductors & Semiconductor Equipment: 0.22%
Micron Technology Incorporated ±	4.54	4-26-2022	3,127,143	3,166,482

Materials: 3.89%

Chemicals: 2.10%
Huntsman International LLC ±	3.80	4-1-2023	10,898,087	11,011,645
Ineos US Finance LLC ±	3.53	12-15-2020	19,747,955	19,760,397

				30,772,042

Containers & Packaging: 1.79%
Berry Plastics Corporation <	0.00	2-8-2020	15,820,000	15,892,456
Reynolds Group Holdings Incorporated ±	3.78	2-5-2023	10,387,182	10,465,086

				26,357,542

Real Estate: 1.09%

Equity REITs: 1.09%
MGM Growth Properties LLC ±	3.28	4-25-2023	15,894,427	16,018,563

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 2.04%

Diversified Telecommunication Services: 1.04%
Level 3 Financing Incorporated <	0.00%	2-14-2024	$15,258,850	$15,329,651

Wireless Telecommunication Services: 1.00%
SBA Communications Corporation ±<	3.04	3-24-2021	14,625,000	14,685,986

Utilities: 0.90%

Independent Power & Renewable Electricity Producers: 0.90%
Calpine Corporation ±	3.75	1-15-2024	13,118,409	13,179,147

Total Loans (Cost $403,304,895)				404,757,085

Non-Agency Mortgage-Backed Securities: 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 (i)±	3.40	4-25-2024	33,413	29,180

Total Non-Agency Mortgage-Backed Securities (Cost $33,090)				29,180

Yankee Corporate Bonds and Notes: 6.07%

Consumer Discretionary: 1.07%

Automobiles: 0.92%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	13,235,000	13,503,009

Media: 0.15%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	2,000,000	2,244,892

Consumer Staples: 1.13%

Food & Staples Retailing: 1.13%
Tesco plc 144A	5.50	11-15-2017	16,180,000	16,542,464

Financials: 1.70%

Banks: 1.36%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,170,000	12,653,003
Royal Bank of Scotland Group plc	4.70	7-3-2018	7,240,000	7,410,697

				20,063,700

Diversified Financial Services: 0.34%
AerCap Ireland Capital Limited	2.75	5-15-2017	4,955,000	4,967,298

Health Care: 0.99%

Pharmaceuticals: 0.99%
Mallinckrodt International Finance SA	3.50	4-15-2018	14,520,000	14,556,300

Information Technology: 0.86%

Communications Equipment: 0.73%
Nokia Corporation	5.38	5-15-2019	10,120,000	10,701,900

Semiconductors & Semiconductor Equipment: 0.13%
NXP BV/NXP Funding LLC 144A	4.13	6-15-2020	1,900,000	1,976,342

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Materials: 0.32%

Containers & Packaging: 0.32%
Ardagh Packaging Finance plc 144A<%%	4.25%	9-15-2022	$1,000,000	$1,015,000
Ardagh Packaging Finance plc 144A±	3.96	12-15-2019	3,565,563	3,636,864

				4,651,864

Total Yankee Corporate Bonds and Notes (Cost $88,640,679)				89,207,769

	Yield		Shares
Short-Term Investments: 15.43%

Investment Companies: 15.43%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		16,008,325	16,009,926
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		210,687,378	210,687,378

Total Short-Term Investments (Cost $226,696,791)				226,697,304

Total investments in securities (Cost $1,552,655,295) *	106.02%	1,557,275,686
Other assets and liabilities, net	(6.02)	(88,430,804)

Total net assets	100.00%	$1,468,844,882

«	All or a portion of this security is on loan.

(i)	Illiquid security

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

<	All or a portion of the position represents an unfunded loan commitment.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $1,552,658,443 and unrealized gains (losses) consists of:
	Gross unrealized gains	$7,318,990
	Gross unrealized losses	(2,701,747)

	Net unrealized gains	$4,617,243

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2017 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	15

Assets
Investments
In unaffiliated securities (including $15,699,393 of securities loaned), at value (cost $1,325,958,504)	$1,330,578,382
In affiliated securities, at value (cost $226,696,791)	226,697,304

Total investments, at value (cost $1,552,655,295)	1,557,275,686
Receivable for investments sold	8,536,069
Receivable for Fund shares sold	1,385,838
Receivable for interest	14,439,502
Receivable for securities lending income	2,720
Prepaid expenses and other assets	65,130

Total assets	1,581,704,945

Liabilities
Dividends payable	564,016
Payable for investments purchased	87,775,886
Payable for Fund shares redeemed	7,641,430
Payable upon receipt of securities loaned	16,008,913
Management fee payable	415,437
Distribution fee payable	69,094
Administration fees payable	117,138
Accrued expenses and other liabilities	268,149

Total liabilities	112,860,063

Total net assets	$1,468,844,882

NET ASSETS CONSIST OF
Paid-in capital	$1,496,429,587
Overdistributed net investment income	(39)
Accumulated net realized losses on investments	(32,205,057)
Net unrealized gains on investments	4,620,391

Total net assets	$1,468,844,882

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$279,796,858
Shares outstanding – Class A1	34,578,946
Net asset value per share – Class A	$8.09
Maximum offering price per share – Class A2	$8.34
Net assets – Class C	$119,410,431
Shares outstanding – Class C1	14,756,835
Net asset value per share – Class C	$8.09
Net assets – Administrator Class	$175,540,876
Shares outstanding – Administrator Class[1]	21,702,947
Net asset value per share – Administrator Class	$8.09
Net assets – Institutional Class	$894,096,717
Shares outstanding – Institutional Class[1]	110,669,183
Net asset value per share – Institutional Class	$8.08

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term High Yield Bond Fund	Statement of operations—six months ended February 28, 2017 (unaudited)

Investment income
Interest	$26,911,740
Income from affiliated securities	216,439
Securities lending income, net	23,006

Total investment income	27,151,185

Expenses
Management fee	3,407,685
Administration fees
Class A	226,418
Class C	96,619
Administrator Class	112,360
Institutional Class	321,344
Shareholder servicing fees
Class A	353,778
Class C	150,968
Administrator Class	279,777
Distribution fee
Class C	452,903
Custody and accounting fees	49,098
Professional fees	25,583
Registration fees	68,016
Shareholder report expenses	56,458
Trustees’ fees and expenses	11,314
Other fees and expenses	12,411

Total expenses	5,624,732
Less: Fee waivers and/or expense reimbursements	(797,707)

Net expenses	4,827,025

Net investment income	22,324,160

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	103,193
Affiliated securities	500

Net realized gains on investments	103,693

Net change in unrealized gains (losses) on:
Unaffiliated securities	(2,190,279)
Affiiliated securities	513

Net change in unrealized gains (losses) on investments	(2,189,766)

Net realized and unrealized gains (losses) on investments	(2,086,073)

Net increase in net assets resulting from operations	$20,238,087

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short-Term High Yield Bond Fund	17

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$22,324,160		$42,937,852
Net realized gains (losses) on investments		103,693		(15,355,685)
Net change in unrealized gains (losses) on investments		(2,189,766)		20,384,912

Net increase in net assets resulting from operations		20,238,087		47,967,079

Distributions to shareholders from
Net investment income
Class A		(4,216,833)		(8,671,720)
Class C		(1,347,052)		(2,670,512)
Administrator Class		(3,528,550)		(9,693,844)
Institutional Class		(13,231,715)		(21,177,651)
Investor Class		N/A		(724,174)[1]

Total distributions to shareholders		(22,324,150)		(42,937,901)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,545,925	36,760,861	29,782,797	239,664,970
Class C	1,388,182	11,229,366	3,228,611	25,941,374
Administrator Class	4,412,480	35,693,780	17,974,334	144,308,927
Institutional Class	34,460,044	277,926,757	49,823,749	399,898,207
Investor Class	N/A	N/A	1,234,213 [1]	9,927,721 [1]

		361,610,764		819,741,199

Reinvestment of distributions
Class A	508,572	4,111,872	1,049,105	8,425,842
Class C	160,180	1,295,347	318,867	2,561,386
Administrator Class	398,522	3,221,360	1,084,133	8,703,328
Institutional Class	1,262,510	10,192,884	1,879,639	15,083,611
Investor Class	N/A	N/A	50,179 [1]	401,935 [1]

		18,821,463		35,176,102

Payment for shares redeemed
Class A	(7,104,811)	(57,469,490)	(19,461,309)	(156,026,488)
Class C	(2,062,003)	(16,675,528)	(3,581,650)	(28,747,006)
Administrator Class	(17,041,619)	(137,407,057)	(25,895,695)	(208,049,507)
Institutional Class	(15,938,591)	(128,674,089)	(36,367,228)	(291,283,147)
Investor Class	N/A	N/A	(22,108,935)[1]	(178,209,033)[1]

		(340,226,164)		(862,315,181)

Net increase (decrease) in net assets resulting from capital share transactions		40,206,063		(7,397,880)

Total increase (decrease) in net assets		38,120,000		(2,368,702)

Net assets
Beginning of period		1,430,724,882		1,433,093,584

End of period		$1,468,844,882		$1,430,724,882

Overdistributed net investment income		$(39)		$(49)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.10	$8.07	$8.20	$8.21	$8.26	$8.04
Net investment income	0.12	0.24	0.25	0.27	0.31	0.36
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.13)	0.01	(0.05)	0.26

Total from investment operations	0.11	0.27	0.12	0.28	0.26	0.62
Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.25)	(0.27)	(0.31)	(0.36)
Net realized gains	0.00	0.00	0.00	(0.02)	(0.00)[1]	(0.04)

Total distributions to shareholders	(0.12)	(0.24)	(0.25)	(0.29)	(0.31)	(0.40)
Net asset value, end of period	$8.09	$8.10	$8.07	$8.20	$8.21	$8.26
Total return[2]	1.36%	3.37%	1.46%	3.40%	3.17%	7.81%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.92%	0.91%	0.94%	0.99%
Net expenses	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.98%	2.95%	3.11%	3.27%	3.73%	4.33%
Supplemental data
Portfolio turnover rate	19%	32%	40%	28%	33%	28%
Net assets, end of period (000s omitted)	$279,797	$296,817	$203,856	$276,436	$285,726	$261,173

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.10	$8.07	$8.20	$8.21	$8.26	$8.04
Net investment income	0.09	0.18	0.19	0.21	0.25	0.29 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.13)	0.01	(0.06)	0.26

Total from investment operations	0.08	0.21	0.06	0.22	0.19	0.55
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.19)	(0.21)	(0.24)	(0.29)
Net realized gains	0.00	0.00	0.00	(0.02)	(0.00)[2]	(0.04)

Total distributions to shareholders	(0.09)	(0.18)	(0.19)	(0.23)	(0.24)	(0.33)
Net asset value, end of period	$8.09	$8.10	$8.07	$8.20	$8.21	$8.26
Total return[3]	0.99%	2.60%	0.70%	2.62%	2.40%	7.00%
Ratios to average net assets (annualized)
Gross expenses	1.67%	1.67%	1.67%	1.66%	1.69%	1.73%
Net expenses	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	2.23%	2.20%	2.36%	2.52%	2.98%	3.58%
Supplemental data
Portfolio turnover rate	19%	32%	40%	28%	33%	28%
Net assets, end of period (000s omitted)	$119,410	$123,745	$123,521	$143,444	$133,379	$102,780

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term High Yield Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.10	$8.07	$8.20	$8.20	$8.26	$8.03
Net investment income	0.13 [1]	0.25	0.26	0.28	0.32	0.37
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.13)	0.02	(0.06)	0.27

Total from investment operations	0.12	0.28	0.13	0.30	0.26	0.64
Distributions to shareholders from
Net investment income	(0.13)	(0.25)	(0.26)	(0.28)	(0.32)	(0.37)
Net realized gains	0.00	0.00	0.00	(0.02)	(0.00)[2]	(0.04)

Total distributions to shareholders	(0.13)	(0.25)	(0.26)	(0.30)	(0.32)	(0.41)
Net asset value, end of period	$8.09	$8.10	$8.07	$8.20	$8.20	$8.26
Total return[3]	1.44%	3.54%	1.62%	3.69%	3.21%	8.12%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.86%	0.85%	0.84%	0.87%	0.92%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	3.14%	3.11%	3.28%	3.44%	3.89%	4.48%
Supplemental data
Portfolio turnover rate	19%	32%	40%	28%	33%	28%
Net assets, end of period (000s omitted)	$175,541	$274,878	$328,934	$509,059	$550,981	$459,746

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term High Yield Bond Fund	21

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013[1]
Net asset value, beginning of period	$8.09	$8.06	$8.18	$8.19	$8.28
Net investment income	0.13	0.26	0.28	0.29	0.25
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.13)	0.01	(0.09)

Total from investment operations	0.12	0.29	0.15	0.30	0.16
Distributions to shareholders from
Net investment income	(0.13)	(0.26)	(0.27)	(0.29)	(0.25)
Net realized gains	0.00	0.00	0.00	(0.02)	(0.00)[2]

Total distributions to shareholders	(0.13)	(0.26)	(0.27)	(0.31)	(0.25)
Net asset value, end of period	$8.08	$8.09	$8.06	$8.18	$8.19
Total return[3]	1.52%	3.69%	1.90%	3.72%	1.92%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.59%	0.59%	0.58%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.29%	3.26%	3.40%	3.58%	4.05%
Supplemental data
Portfolio turnover rate	19%	32%	40%	28%	33%
Net assets, end of period (000s omitted)	$894,097	$735,285	$608,704	$540,824	$211,642

[1]	For the period from November 30, 2012 (commencement of class operations) to August 31, 2013

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	23

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

24	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

As of August 31, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains which consist of $8,394,779 in short-term capital losses and $10,255,715 in long-term capital losses.

As of August 31, 2016, the Fund had current year deferred post-October capital losses consisting of $465,281 in short-term losses and $13,191,823 in long-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$836,584,348	$0	$836,584,348

Loans	0	397,291,288	7,465,797	404,757,085

Non-agency mortgage-backed securities	0	29,180	0	29,180

Yankee corporate bonds and notes	0	89,207,769	0	89,207,769

Short-term investments
Investment companies	210,687,378	0	0	210,687,378
Investments measured at net asset value*				16,009,926
Total assets	$210,687,378	$1,323,112,585	$7,465,797	$1,557,275,686

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $16,009,926 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	25

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.48% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $1,351 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $3,078 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.81% for Class A shares, 1.56% for Class C shares, 0.65% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2017, Funds Distributor received $2,992 from the sale of Class A shares and $1,000 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

26	Wells Fargo Short-Term High Yield Bond Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2017 were $555,069,472 and $257,966,528, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

As of February 28, 2017, the Fund had unfunded term loan commitments of $86,350,212.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

9. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Short-Term High Yield Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term High Yield Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

30	Wells Fargo Short-Term High Yield Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302029 04-17 SA222/SAR222 2-17

Semi-Annual Report

February 28, 2017

Wells Fargo Ultra Short-Term Income Fund

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The views expressed and any forward-looking statements are as of February 28, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

U.S. and international stocks returned 10.01% and 5.15% for the six-month period; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

Dear Shareholder:

As the new president of Wells Fargo Funds now that Karla Rabusch is retiring from that position after nearly 14 years, I am pleased to offer you this semi-annual report for the Wells Fargo Ultra Short-Term Income Fund for the six-month period that ended February 28, 2017. During this period, global stocks delivered favorable results overall. U.S. and international stocks returned 10.01% and 5.15% for the six-month period, respectively, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned -2.19%.

In September 2016, interest-rate uncertainty weighed somewhat on U.S. markets; bonds’ interest rates remained low.

Ever since the Great Recession, markets worldwide have been supported to varying degrees by accommodative policies from leading central banks, including the Federal Reserve (Fed), European Central Bank, Bank of England, and Bank of Japan. As a result, investors have watched closely for any signs that global central banks might tighten their measures. In the U.S., early-September comments by several Fed officials appeared to suggest a September interest-rate increase, which sent stock and bond prices downward. However, stocks surged following the Fed’s September 20 meeting on news that the Fed had decided to delay a rate increase to later in 2016. In bond markets, interest rates remained at low levels as a result of easy monetary policies, subdued global growth, and modest inflation expectations. Yields did rise, however, after bottoming in July, because market participants felt that yields had overshot the real risks of the U.K.’s Brexit vote and as economic activity strengthened.

During the fourth quarter of 2016, prospects for faster growth and higher interest rates in the U.S. largely influenced the markets.

Early in the fourth quarter of 2016, U.S. stocks tended to trade lower amid concerns such as a likely interest-rate increase and uncertainty over the approaching general election. However, following Donald Trump’s election as president in early November, U.S. stocks began to rally. Investors appeared optimistic that the new administration would usher in a series of pro-growth policies, and supportive economic news helped the rally carry through the quarter. The buoyant environment sent interest rates higher as well. At its mid-December meeting, Fed officials raised their short-term target interest rate for the first time in a year, by a quarter percentage point, to between 0.50% and 0.75%. The fourth quarter also saw the implementation of the Securities and Exchange Commission’s new rules for money market funds, which included floating net asset values (NAVs) for institutional prime and municipal money market funds as well as liquidity fees and redemption gates. In the year leading up to money fund reform implementation, nearly $1 trillion in assets moved from these types of money market funds into government money market funds, which continued to

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index (formerly known as Barclays U.S. Aggregate Bond Index) is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Income Fund	3

transact at a stable $1 NAV. Outside of the U.S., the prospects for faster U.S. growth appeared to trigger some acceleration in Europe. The improvement may be partly attributable to expectations for further strengthening of the U.S. dollar, which in turn could improve demand for European goods in the U.S. due to weakening of the euro relative to the dollar.

Investor optimism continued into February 2017.

January and February brought continued strength in global stock markets. Markets were lifted by factors such as strong trade data from Japan, robust earnings reports by businesses, and investors’ hopes that the U.S. government will approve pro-growth policies, such as a large fiscal stimulus package. Within fixed income, short-term interest rates rose modestly in anticipation of Fed interest-rate hikes. Meanwhile, 10-year Treasury yields ranged between 2.30% and 2.55%, appearing to plateau after the fourth quarter’s sell-off. Spreads of both investment-grade and high-yield bonds compressed slightly, and both taxable and municipal bond mutual fund flows were positive.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.We are available 24 hours a day, 7 days a week.

4	Wells Fargo Ultra Short-Term Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christopher Y. Kauffman, CFA®

Jay N. Mueller, CFA®

Thomas M. Price, CFA®

Noah M. Wise, CFA®

Average annual total returns (%) as of February 28, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SADAX)	8-31-1999	(0.38)	0.34	1.00	1.65	0.75	1.20	0.80	0.71
Class C (WUSTX)	7-18-2008	(0.10)	(0.01)	0.44	0.90	(0.01)	0.44	1.55	1.46
Administrator Class (WUSDX)	4-8-2005	–	–	–	1.93	0.90	1.36	0.74	0.56
Institutional Class (SADIX)	8-31-1999	–	–	–	2.01	1.10	1.56	0.47	0.36
Bloomberg Barclays Short-Term U.S. Government/Credit Bond Index[4]	–	–	–	–	0.85	0.39	1.27	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Income Fund	5

Ten largest holdings (%) as of February 28, 2017[5]
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A, 1.69%, 6-15-2029	0.96
Bellsouth Corporation, 4.40%, 4-26-2021	0.94
Iowa Finance Authority Midwestern Disaster Area Project, 0.85%, 4-1-2022	0.93
Hyundai Auto Receivables Trust Series 2016-B Class A2, 1.34%, 10-15-2019	0.84
BMW Vehicle Lease Trust Series 2016-2 Class A2, 1.23%, 1-22-2019	0.80
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2, 1.74%, 1-19-2021	0.77
Experian Finance plc, 2.38%, 6-15-2017	0.74
Toyota Auto Receivables Owner Trust Series 2016-D Class A2A, 1.06%, 5-15-2019	0.73
Baptist Memorial Health Care Corporation, 1.30%, 3-13-2017	0.71
GM Financial Automobile Leasing Trust Series 2015-1 Class A3, 1.53%, 9-20-2018	0.66

Portfolio allocation as of February 28, 2017[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to include the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through December 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.70% for Class A, 1.45% for Class C, 0.55% for Administrator Class, and 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectus.

[4]	The Bloomberg Barclays Short-Term U.S. Government/Credit Bond Index (formerly know as Barclays Short-Term U.S. Government/Credit Bond Index) contains securities that have fallen out of the Bloomberg Barclays U.S. Government/Credit Bond Index (formerly known as Barclays U.S. Government/ Credit Bond Index) because of the standard minimum one-year-to-maturity constraint. Securities in the Short-Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2016 to February 28, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9-1-2016	Ending account value 2-28-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,004.17	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Class C
Actual	$1,000.00	$1,000.46	$7.31	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.38	1.45%
Administrator Class
Actual	$1,000.00	$1,004.91	$2.78	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80	0.55%
Institutional Class
Actual	$1,000.00	$1,005.91	$1.77	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 9.36%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$2,067,600	$2,042,089
FHLMC ±	2.68	4-1-2038	1,277,922	1,349,546
FHLMC ±	2.76	11-1-2035	4,126,688	4,368,464
FHLMC ±	2.76	9-1-2038	2,406,987	2,551,039
FHLMC ±	2.77	4-1-2032	104,898	110,387
FHLMC ±	2.77	10-1-2038	1,343,765	1,420,777
FHLMC ±	2.78	6-1-2032	5,239	5,499
FHLMC ±	2.79	3-1-2035	1,095,093	1,154,803
FHLMC ±	2.79	5-1-2035	592,236	625,818
FHLMC ±	2.83	1-1-2029	64,278	64,785
FHLMC ±	3.00	7-1-2029	2,612	2,717
FHLMC ±	3.06	10-1-2031	69,936	70,418
FHLMC	4.50	2-1-2020	811,760	833,784
FHLMC	4.50	8-1-2020	459,508	475,129
FHLMC	4.50	1-1-2022	372,799	381,961
FHLMC	4.50	6-1-2024	1,945,700	2,075,116
FHLMC	4.50	9-1-2026	3,395,054	3,607,528
FHLMC	5.00	12-1-2019	1,006,406	1,036,906
FHLMC	5.50	8-1-2018	151,480	153,914
FHLMC	5.50	12-1-2022	892,774	958,078
FHLMC	5.50	12-1-2023	966,781	1,038,175
FHLMC	6.00	5-1-2017	3,137	3,142
FHLMC	6.00	10-1-2021	1,353,336	1,436,245
FHLMC	6.00	10-1-2021	1,560,163	1,664,645
FHLMC	6.00	1-1-2024	1,030,566	1,104,853
FHLMC	7.00	6-1-2031	330,702	371,216
FHLMC	9.00	8-1-2018	1,437	1,446
FHLMC	9.00	10-1-2019	21,648	22,890
FHLMC	9.50	5-1-2020	14	14
FHLMC	9.50	9-1-2020	50,670	54,075
FHLMC	9.50	12-1-2022	47,990	51,034
FHLMC	10.00	11-17-2021	13,443	13,552
FHLMC	10.50	5-1-2020	48,353	52,037
FHLMC Series 2530 Class BH	5.00	11-15-2017	194,297	196,090
FHLMC Series 2617 Class GR	4.50	5-15-2018	103,619	105,036
FHLMC Series 2704 Class BH	4.50	11-15-2023	717,640	760,802
FHLMC Series 2707 Class QE	4.50	11-15-2018	296,448	302,175
FHLMC Series 2843 Class BC	5.00	8-15-2019	396,573	405,548
FHLMC Series 2849 Class B	5.00	8-15-2019	614,558	629,530
FHLMC Series 2855 Class WN	4.00	9-15-2019	129,109	131,571
FHLMC Series 2864 Class NB	5.50	7-15-2033	604,000	618,843
FHLMC Series 2881 Class AE	5.00	8-15-2034	405,752	427,570
FHLMC Series 2896 Class CB	4.50	11-15-2019	510,590	523,198
FHLMC Series 2953 Class LD	5.00	12-15-2034	315,293	327,512
FHLMC Series 3166 Class AC	5.00	6-15-2021	5,314,135	5,524,309
FHLMC Series 3266 Class D	5.00	1-15-2022	1,066,322	1,089,504
FHLMC Series 3346 Class FA ±	1.00	2-15-2019	4,948,425	4,945,831
FHLMC Series 3501 Class AC	4.00	8-15-2023	80,285	80,428
FHLMC Series 3574 Class EA	3.00	9-15-2021	95,067	95,718
FHLMC Series 3609 Class LA	4.00	12-15-2024	302,336	308,353

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 3619 Class EB	3.50%	5-15-2024	$131,503	$133,056
FHLMC Series 3706 Class AB	3.50	7-15-2020	86,113	86,175
FHLMC Series 3772 Class HC	3.00	10-15-2018	314,610	317,760
FHLMC Series 3780 Class GX	3.50	9-15-2028	1,305,688	1,322,826
FHLMC Series 3784 Class DA	4.00	7-15-2025	107,236	108,423
FHLMC Series 3821 Class LA	3.50	4-15-2025	420,095	427,996
FHLMC Series 3834 Class EA	3.50	6-15-2029	466,579	481,010
FHLMC Series 3842 Class CJ	2.00	9-15-2018	104,648	104,967
FHLMC Series 3878 Class JA	3.50	1-15-2025	84,179	84,616
FHLMC Series 3888 Class NA	2.25	1-15-2040	2,973,487	2,973,464
FHLMC Series 3898 Class NE	4.00	7-15-2040	481,153	491,458
FHLMC Series 4172 Class PB	1.50	7-15-2040	514,324	508,495
FHLMC Series 4318 Class LC	2.00	6-15-2038	989,826	989,020
FHLMC Series 4348 Class MH	3.00	6-15-2039	3,554,190	3,629,904
FHLMC Series K003 Class AAB	4.77	5-25-2018	461,583	469,747
FHLMC Series T-42 Class A6	9.50	2-25-2042	739,978	917,078
FNMA	1.77	9-1-2019	1,114,609	1,112,391
FNMA	2.00	4-1-2023	6,395,087	6,430,502
FNMA ±	2.42	10-1-2031	133,162	136,647
FNMA ±	2.48	1-1-2023	12,053	12,068
FNMA ±	2.58	12-1-2034	841,396	889,056
FNMA ±	2.64	9-1-2037	729,530	760,669
FNMA ±	2.67	5-1-2032	13,000	13,671
FNMA ±	2.70	11-1-2031	67,712	70,986
FNMA ±	2.75	2-1-2035	1,546,204	1,631,014
FNMA ±	2.76	4-1-2038	2,854,524	3,010,748
FNMA ±	2.77	7-1-2038	2,316,290	2,449,959
FNMA ±	2.78	12-1-2040	404,275	427,888
FNMA ±	2.79	11-1-2033	3,085,718	3,264,334
FNMA ±	2.81	8-1-2036	3,596,848	3,809,915
FNMA ±	2.82	6-1-2032	124,579	130,466
FNMA ±	2.83	11-1-2032	1,043,387	1,103,708
FNMA ±	2.83	6-1-2034	1,567,458	1,658,032
FNMA ±	2.83	5-1-2036	1,161,227	1,231,957
FNMA ±	2.90	5-1-2036	1,311,632	1,381,951
FNMA ±	2.91	8-1-2045	1,119,663	1,179,725
FNMA ±	2.94	11-1-2034	1,570,359	1,665,919
FNMA ±	3.02	2-1-2033	402,769	423,848
FNMA ±	3.08	9-1-2040	4,213,534	4,447,609
FNMA	3.18	12-1-2017	4,220,629	4,221,487
FNMA	3.19	12-1-2017	2,903,246	2,918,512
FNMA ±	4.15	4-1-2033	2,403	2,497
FNMA ±	4.33	7-1-2033	60,411	61,251
FNMA	4.50	6-1-2019	97,484	99,953
FNMA	4.50	1-1-2027	3,661,438	3,861,826
FNMA	5.00	6-1-2024	3,926,306	4,197,457
FNMA	5.23	7-1-2018	726,571	736,271
FNMA	5.29	6-1-2018	165,910	170,864
FNMA	6.00	4-1-2021	323,740	338,723
FNMA	6.50	8-1-2031	512,772	590,902

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.33%	7-15-2020	$16,615	$17,618
FNMA	8.50	7-1-2017	7,370	7,392
FNMA	9.00	2-15-2020	59,400	63,991
FNMA	9.00	10-15-2021	24,890	26,809
FNMA	9.00	6-1-2024	36,880	39,109
FNMA	9.50	12-1-2020	40,411	43,138
FNMA	9.50	3-1-2021	1,161	1,172
FNMA	10.00	3-20-2018	2,025	2,052
FNMA	10.25	9-1-2021	28,786	29,196
FNMA	10.50	8-1-2020	2,587	2,673
FNMA	10.50	4-1-2022	9,789	9,893
FNMA Series 1988-4 Class Z	9.25	3-25-2018	4,673	4,733
FNMA Series 1988-9 Class Z	9.45	4-25-2018	2,602	2,647
FNMA Series 1989-30 Class Z	9.50	6-25-2019	26,369	27,937
FNMA Series 1989-49 Class E	9.30	8-25-2019	2,372	2,470
FNMA Series 1990-21 Class Z	9.00	3-25-2020	65,012	70,430
FNMA Series 1990-27 Class Z	9.00	3-25-2020	31,797	34,352
FNMA Series 1990-30 Class D	9.75	3-25-2020	9,458	10,297
FNMA Series 1990-77 Class D	9.00	6-25-2020	22,684	24,707
FNMA Series 1990-111 Class Z	8.75	9-25-2020	7,842	8,491
FNMA Series 1990-119 Class J	9.00	10-25-2020	34,704	38,002
FNMA Series 1990-124 Class Z	9.00	10-25-2020	12,621	13,809
FNMA Series 1991-132 Class Z	8.00	10-25-2021	67,410	74,031
FNMA Series 1992-71 Class X	8.25	5-25-2022	38,610	43,379
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	436,665	513,219
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	906,331	1,023,849
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	779,479	967,110
FNMA Series 2002-94 Class BK	5.50	1-25-2018	299	300
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	1,015,568	1,217,564
FNMA Series 2002-W04 Class A6 ±	3.62	5-25-2042	904,043	954,189
FNMA Series 2003-15 Class CN	5.00	3-25-2018	73,908	74,821
FNMA Series 2003-35 Class BC	5.00	5-25-2018	149,543	152,216
FNMA Series 2003-35 Class ME	5.00	5-25-2018	80,900	82,098
FNMA Series 2003-92 Class PE	4.50	9-25-2018	247,764	253,909
FNMA Series 2003-125 Class AY	4.00	12-25-2018	593,527	602,330
FNMA Series 2003-129 Class AP	4.00	1-25-2019	16,350	16,400
FNMA Series 2003-W11 Class A1 ±	4.29	6-25-2033	40,383	42,256
FNMA Series 2003-W3 Class 1A4 ±	3.62	8-25-2042	45,287	47,279
FNMA Series 2004-10 Class FA ±	1.13	2-25-2034	859,104	861,543
FNMA Series 2004-17 Class HJ	4.75	4-25-2019	848,351	865,561
FNMA Series 2004-32 Class AY	4.00	5-25-2019	49,292	50,499
FNMA Series 2004-92 Class QY	4.50	8-25-2034	370,795	379,537
FNMA Series 2007-W2 Class 1A1 ±	1.10	3-25-2037	614,332	614,614
FNMA Series 2008-76 Class GF ±	1.43	9-25-2023	221,750	221,956
FNMA Series 2008-81 Class LK	5.00	9-25-2023	127,435	129,797
FNMA Series 2009-31 Class B	4.00	5-25-2024	3,865,979	3,993,483
FNMA Series 2009-76 Class HA	4.00	1-25-2019	51,247	51,534
FNMA Series 2010-25 Class ND	3.50	3-25-2025	181,846	185,479
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	467,538	476,961
FNMA Series 2010-115 Class NC	2.75	1-25-2039	1,458,121	1,483,941

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2010-153 Class AB	2.00%	11-25-2018	$367,155	$368,246
FNMA Series 2010-153 Class BG	2.50	11-25-2018	359,236	361,081
FNMA Series 2011-122 Class A	3.00	12-25-2025	812,833	828,597
FNMA Series 2011-129 Class LG	3.00	3-25-2037	224,373	226,251
FNMA Series 2011-33 Class GA	3.50	10-25-2028	568,455	577,493
FNMA Series 2011-40 Class CA	3.50	12-25-2028	1,848,082	1,893,349
FNMA Series 2011-42 Class A	3.00	2-25-2024	2,122,207	2,152,049
FNMA Series 2011-56 Class AC	2.00	7-25-2018	63,435	63,502
FNMA Series 2011-99 Class AB	4.00	12-25-2038	64,835	65,205
FNMA Series 2012-72 Class QE	3.00	1-25-2038	855,708	875,759
FNMA Series 2012-94 Class E	3.00	6-25-2022	74,412	75,734
FNMA Series 2013-M12 Class A	1.53	10-25-2017	122,235	122,301
FNMA Series 2014-19 Class HA	2.00	6-25-2040	1,441,388	1,426,675
GNMA	7.00	6-15-2033	493,159	593,160
GNMA	9.00	11-15-2017	1,376	1,381
GNMA	9.50	11-15-2017	556	558
GNMA	10.00	10-20-2017	1,098	1,103
GNMA Series 2009-122 Class AC	4.00	3-16-2023	183,686	185,426
GNMA Series 2010-27 Class AK	4.00	2-16-2023	274,867	276,441
GNMA Series 2010-43 Class JA	3.00	9-20-2037	35,711	35,759
GNMA Series 2010-69 Class DQ	2.75	4-20-2040	47,178	47,445
GNMA Series 2012-57 Class LG	1.50	3-16-2035	627,449	627,413
GNMA Series 2016-H19 Class FE ±	1.14	6-20-2061	5,973,237	5,955,444

Total Agency Securities (Cost $145,193,924)				145,684,046

Asset-Backed Securities: 13.56%
Ally Auto Receivables Trust Series 2015-2 Class A2A	0.98	3-15-2018	332,597	332,585
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	7,250,000	7,248,664
BMW Vehicle Lease Trust Series 2015-2 Class A2A	1.07	1-22-2018	4,506,304	4,505,899
BMW Vehicle Lease Trust Series 2016-2 Class A2	1.23	1-22-2019	12,420,000	12,411,177
CarMax Auto Owner Trust Series 2015-3 Class A2A	1.10	11-15-2018	1,837,696	1,837,196
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	12,000,000	12,018,241
CNH Equipment Trust Series 2015-C Class A2A	1.10	12-17-2018	3,646,692	3,644,416
CNH Equipment Trust Series 2016-B Class A2A	1.31	10-15-2019	3,319,381	3,316,360
CNH Equipment Trust Series 2016-C Class A2	1.26	2-18-2020	8,500,000	8,483,781
Dell Equipment Finance Trust Series 2015-2 Class A2A 144A	1.42	12-22-2017	862,066	862,208
Dell Equipment Finance Trust Series 2016-1 Class A2 144A	1.43	9-24-2018	7,825,000	7,821,969
Education Loan Asset-Backed Trust Series 2013-1 Class A1 144A±	1.57	6-25-2026	6,504,958	6,513,084
Ford Credit Auto Lease Trust Series 2016-A Class A2A	1.42	11-15-2018	6,667,487	6,670,852
GM Financial Automobile Leasing Trust Series 2015-1 Class A3	1.53	9-20-2018	10,205,975	10,216,408
GM Financial Automobile Leasing Trust Series 2015-2 Class A2A	1.18	4-20-2018	3,032,744	3,032,247
GM Financial Automobile Leasing Trust Series 2016-2 Class A2A	1.28	10-22-2018	3,286,768	3,283,376
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3	1.41	6-15-2020	2,830,000	2,829,635
Harley-Davidson Motorcycle Trust Series 2016-A Class A2	1.09	6-15-2019	4,384,041	4,380,704
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A 144A	0.95	12-15-2017	423,137	423,112
Hyundai Auto Lease Securitization Trust Series 2016-C Class A2 144A	1.30	3-15-2019	9,000,000	8,987,729
Hyundai Auto Receivables Trust Series 2015-C Class A2A	0.99	11-15-2018	1,944,077	1,942,795
Hyundai Auto Receivables Trust Series 2016-B Class A2	1.34	10-15-2019	13,090,000	13,067,802
John Deere Owner Trust Series 2016-A Class A2	1.15	10-15-2018	5,173,727	5,172,700
John Deere Owner Trust Series 2016-A Class A3	1.36	4-15-2020	2,000,000	1,994,424
John Deere Owner Trust Series 2017-A Class A2%%	1.50	10-15-2019	5,000,000	4,999,980

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Kubota Credit Owner Trust Series 2016-1A Class A2 144A	1.25%	4-15-2019	$5,710,000	$5,697,228
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2	1.25	1-15-2019	5,700,000	5,694,010
Mercedes-Benz Auto Receivables Trust Series 2015-1 Class A2A	0.82	6-15-2018	2,250,609	2,249,904
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A2A	1.11	3-15-2019	5,725,000	5,721,373
MMAF Equipment Finance LLC Series 2016-AA Class A2 144A	1.39	12-17-2018	10,109,496	10,109,836
Nissan Auto Lease Trust Series 2016-A Class A2A	1.22	8-15-2018	6,148,559	6,146,416
Nissan Auto Lease Trust Series 2016-B Class A2A	1.45	12-17-2018	4,255,000	4,249,938
SLM Student Loan Trust Series 2004-1 Class A3 ±	1.25	4-25-2023	1,128,230	1,127,019
SLM Student Loan Trust Series 2004-8A Class A5 144A±	1.54	4-25-2024	1,463,142	1,466,970
SLM Student Loan Trust Series 2006-2 Class A5 ±	1.15	7-25-2025	2,557,691	2,553,582
Toyota Auto Receivables Owner Trust Series 2016-D Class A2A	1.06	5-15-2019	11,310,000	11,286,626
Volvo Financial Equipment LLC Series 2016-1A Class A2 144A	1.44	10-15-2018	3,448,619	3,449,778
Volvo Financial Equipment LLC Series 2016-1A Class A3 144A	1.67	2-18-2020	325,000	325,105
World Omni Auto Receivables Trust Series 2015-A Class A2A	1.06	5-15-2018	4,304,467	4,302,847
World Omni Auto Receivables Trust Series 2016-B Class A2	1.10	1-15-2020	8,535,000	8,513,147
World Omni Automobile Lease Securitization Trust Series 2016-A Class A2A	1.20	2-15-2019	2,047,328	2,043,602

Total Asset-Backed Securities (Cost $211,076,399)				210,934,725

Corporate Bonds and Notes: 29.82%

Consumer Discretionary: 1.62%

Household Durables: 0.20%
D.R. Horton Incorporated	3.75	3-1-2019	2,990,000	3,071,657

Media: 1.42%
Time Warner Cable Incorporated	4.88	3-15-2020	6,010,000	6,445,208
Time Warner Cable Incorporated	6.75	7-1-2018	7,245,000	7,691,205
Viacom Incorporated	2.20	4-1-2019	8,000,000	7,990,640

				22,127,053

Consumer Staples: 1.42%

Beverages: 0.58%
Anheuser-Busch InBev Finance Company	1.90	2-1-2019	9,000,000	9,026,964

Food Products: 0.45%
Kraft Heinz Foods Company	1.60	6-30-2017	7,000,000	7,012,376

Tobacco: 0.39%
Altria Group Incorporated	9.70	11-10-2018	3,625,000	4,098,113
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	2,031,248

				6,129,361

Energy: 2.11%

Energy Equipment & Services: 0.33%
Texas Eastern Transmission LP 144A	6.00	9-15-2017	5,000,000	5,110,440

Oil, Gas & Consumable Fuels: 1.78%
DCP Midstream Operating Company	2.50	12-1-2017	7,628,000	7,628,000
Enable Midstream Partner LP	2.40	5-15-2019	7,465,000	7,406,131

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	2.50%	6-15-2018	$5,000,000	$5,035,610
Kinder Morgan Incorporated	7.00	6-15-2017	4,574,000	4,644,988
Kinder Morgan Incorporated	7.25	6-1-2018	2,000,000	2,128,638
Rockies Express Pipeline 144A	6.85	7-15-2018	802,000	844,105

				27,687,472

Financials: 16.50%

Banks: 5.73%
Bank of America Corporation	1.70	8-25-2017	4,000,000	4,006,760
Bank of America Corporation	5.30	3-15-2017	5,915,000	5,923,453
Bank of America Corporation	5.70	5-2-2017	5,010,000	5,044,238
Citigroup Incorporated	2.45	1-10-2020	4,000,000	4,018,268
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,145,472
Discover Bank	2.60	11-13-2018	5,000,000	5,054,235
Fifth Third Bank	2.30	3-15-2019	4,470,000	4,504,942
HSBC Bank USA	6.00	8-9-2017	8,000,000	8,153,560
Huntington National Bank	2.20	11-6-2018	5,000,000	5,023,440
JPMorgan Chase Bank	1.45	9-21-2018	2,000,000	1,994,468
KeyBank Corporation	4.63	6-15-2018	7,730,000	7,985,631
National Australia Bank	2.25	1-10-2020	8,000,000	8,017,368
Rabobank Nederland NY	1.38	8-9-2019	7,000,000	6,892,305
Regions Bank	2.25	9-14-2018	8,000,000	8,033,096
Santander Bank	8.75	5-30-2018	7,700,000	8,308,262

				89,105,498

Capital Markets: 2.11%
Goldman Sachs Group Incorporated	2.00	4-25-2019	4,000,000	3,993,096
Goldman Sachs Group Incorporated	6.15	4-1-2018	5,085,000	5,326,029
Morgan Stanley	1.88	1-5-2018	6,060,000	6,079,622
Morgan Stanley	2.20	12-7-2018	4,000,000	4,021,504
Morgan Stanley	2.45	2-1-2019	1,960,000	1,977,485
S&P Global Incorporated	2.50	8-15-2018	1,450,000	1,462,242
Thomson Reuters Corporation	1.65	9-29-2017	10,000,000	10,015,640

				32,875,618

Consumer Finance: 5.15%
Ally Financial Incorporated	3.25	11-5-2018	7,665,000	7,799,138
American Express Credit Corporation	1.80	7-31-2018	8,000,000	8,017,728
American Express Credit Corporation %%	2.20	3-3-2020	3,765,000	3,761,084
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,963,451
Daimler Finance North America LLC 144A	1.60	8-3-2017	5,000,000	5,002,615
Discover Financial Services Company	6.45	6-12-2017	570,000	577,400
ERAC USA Finance LLC 144A	2.75	3-15-2017	750,000	750,417
Ford Motor Credit Company LLC	2.24	6-15-2018	3,000,000	3,013,263
Ford Motor Credit Company LLC	2.94	1-8-2019	3,665,000	3,725,110
Ford Motor Credit Company LLC	6.63	8-15-2017	5,180,000	5,297,115
General Motors Financial Company	2.40	4-10-2018	10,000,000	10,064,090
Harley-Davidson Financial Services Incorporated 144A	2.70	3-15-2017	6,000,000	6,003,486

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Hyundai Capital America Company 144A	2.40%	10-30-2018	$7,000,000	$7,024,654
Nissan Motor Acceptance Corporation 144A	2.00	3-8-2019	3,500,000	3,501,222
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	4,014,148
Toll Brothers Finance Corporation	8.91	10-15-2017	8,405,000	8,741,200

				80,256,121

Diversified Financial Services: 0.63%
AIG Global Funding 144A	1.65	12-15-2017	4,000,000	4,007,344
Voya Financial Incorporated	2.90	2-15-2018	5,722,000	5,786,167

				9,793,511

Insurance: 2.88%
American Financial Group Incorporated	9.88	6-15-2019	6,445,000	7,502,135
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,117,218
Platinum Underwriters Finance Incorporated Series B	7.50	6-1-2017	8,075,000	8,177,375
Protective Life Global Funding 144A	1.56	9-13-2019	3,705,000	3,647,732
Provident Companies Incorporated	7.00	7-15-2018	6,736,000	7,178,043
Reinsurance Group of America	5.63	3-15-2017	5,520,000	5,528,749
Reliance Standard Life Insurance 144A	2.15	10-15-2018	7,610,000	7,634,900

				44,786,152

Health Care: 1.31%

Biotechnology: 0.61%
Biogen Incorporated	6.88	3-1-2018	8,975,000	9,448,027

Health Care Providers & Services: 0.47%
UnitedHealth Group Incorporated	1.45	7-17-2017	3,625,000	3,628,658
UnitedHealth Group Incorporated	1.90	7-16-2018	3,625,000	3,648,494

				7,277,152

Pharmaceuticals: 0.23%
Mylan NV Company	2.50	6-7-2019	3,640,000	3,640,844

Industrials: 1.07%

Aerospace & Defense: 0.40%
L-3 Communications Corporation	5.20	10-15-2019	5,742,000	6,172,598

Airlines: 0.16%
US Airways Incorporated Series B (i)	8.50	10-22-2018	2,395,068	2,430,994

Construction & Engineering: 0.13%
SBA Tower Trust 144A	3.60	4-15-2043	2,080,000	2,085,966

Machinery: 0.19%
Stanley Black & Decker Incorporated	1.62	11-17-2018	3,000,000	2,992,839

Transportation Infrastructure: 0.19%
TTX Company 144A	2.25	2-1-2019	2,905,000	2,907,827

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.78%

IT Services: 0.19%
Fidelity National Information Services Incorporated	1.45%	6-5-2017	$3,000,000	$3,000,909

Semiconductors & Semiconductor Equipment: 0.64%
KLA-Tencor Corporation	2.38	11-1-2017	10,000,000	10,037,680

Technology Hardware, Storage & Peripherals: 0.95%
Diamond 1 Finance Corporation 144A	3.48	6-1-2019	7,260,000	7,421,600
Hewlett Packard Enterprise Company	2.45	10-5-2017	7,215,000	7,247,071

				14,668,671

Materials: 1.00%

Chemicals: 0.37%
CF Industries Incorporated	6.88	5-1-2018	5,503,000	5,774,023

Construction Materials: 0.63%
Martin Marietta Material ±	2.10	6-30-2017	9,690,000	9,708,421

Telecommunication Services: 1.10%

Diversified Telecommunication Services: 1.10%
Bellsouth Corporation 144A	4.40	4-26-2021	14,535,000	14,613,562
CenturyLink Incorporated	5.15	6-15-2017	1,500,000	1,511,430
CenturyLink Incorporated	6.00	4-1-2017	1,000,000	1,002,575

				17,127,567

Utilities: 1.91%

Electric Utilities: 1.44%
Eversource Energy	1.60	1-15-2018	5,000,000	4,993,685
Exelon Corporation	1.55	6-9-2017	10,000,000	10,002,430
NextEra Energy Capital Holdings Incorporated	2.06	9-1-2017	7,275,000	7,302,529

				22,298,644

Multi-Utilities: 0.47%
Black Hills Corporation	2.50	1-11-2019	3,645,000	3,668,321
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,679,423

				7,347,744

Total Corporate Bonds and Notes (Cost $463,104,259)				463,902,129

Municipal Obligations: 6.67%

Alabama: 0.06%
Jefferson County AL Warrants Series D (GO Revenue)	4.90	4-1-2017	880,000	880,537

California: 0.75%
Colton CA Pension Funding (GO Revenue, Ambac Insured)	5.65	8-1-2017	550,000	555,643
Los Angeles CA Municipal Improvement Refunding Bond Convention Center Series A (Miscellaneous Revenue)	2.34	11-1-2018	3,620,000	3,667,893
Sacramento CA City Financing Authority (Miscellaneous Revenue, National Insured) ±	1.27	7-15-2027	7,500,000	7,467,075

				11,690,611

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.19%
Connecticut Series A (GO Revenue)	5.46%	3-1-2019	$2,840,000	$2,942,240

Florida: 0.31%
Escambia County FL HFA Acts Retirement-Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.74	11-15-2029	4,750,000	4,750,000

Illinois: 0.88%
Chicago IL Taxable Second Lien Series A2 (Water & Sewer Revenue)	1.68	11-1-2017	5,000,000	4,997,700
Illinois Finance Authority (GO Revenue)	5.37	3-1-2017	1,850,000	1,850,759
Illinois Finance Authority (GO Revenue)	5.67	3-1-2018	625,000	645,019
State of Illinois (GO Revenue)	4.35	6-1-2018	1,096,333	1,109,873
State of Illinois (Miscellaneous Revenue)	5.00	5-1-2019	4,930,000	5,161,759

				13,765,110

Iowa: 0.93%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	14,500,000	14,500,000

Michigan: 0.16%
Michigan Finance Authority Sub Series C-2 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	1.61	11-1-2018	1,000,000	1,001,370
Michigan Finance Authority Sub Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.06	4-1-2018	1,000,000	997,120
Michigan Finance Authority Sub Series C-4 (Miscellaneous Revenue, Municipal Government Guaranty Insured)	2.27	4-1-2019	500,000	494,820

				2,493,310

New Jersey: 1.27%
New Jersey EDA School Facilities Series QQ (Education Revenue)	1.80	6-15-2017	10,000,000	10,026,625
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2018	10,000,000	9,807,400

				19,834,025

New York: 0.92%
Nassau County NY Series D (GO Revenue)	1.40	12-15-2017	6,000,000	6,012,420
New York NY Adjusted Fiscal 2015 Sub Series F-5 (GO Revenue, Barclays Bank plc LIQ) ø	0.57	6-1-2044	8,315,000	8,315,000

				14,327,420

Tennessee: 0.71%
Baptist Memorial Health Care Corporation (Health Revenue)	1.30	3-13-2017	11,031,000	11,031,000

Wisconsin: 0.49%
Wisconsin Healthcare PFA (Housing Revenue, Citizens Bank LOC)	2.63	11-1-2019	7,610,000	7,598,205

Total Municipal Obligations (Cost $103,632,639)				103,812,458

Non-Agency Mortgage-Backed Securities: 13.99%
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±	2.50	3-25-2040	3,275,040	3,209,883
Bank of America Commercial Mortgage Trust Series 2007-3 Class A1A ±	5.60	6-10-2049	78,079	78,050
Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	3.25	10-20-2032	1,988	1,993
CCG Receivables Trust Series 2015-1 Class A2 144A	1.46	11-14-2018	3,215,044	3,213,622

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
CCG Receivables Trust Series 2015-1 Class A3 144A	1.92%	1-17-2023	$2,500,000	$2,501,329
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	5,520,000	5,510,312
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	5,295,000	5,286,975
CFCRE Commercial Mortgage Trust Series 2015-RUM Class A 144A±	2.47	7-15-2030	3,000,000	3,004,442
Citigroup Commercial Mortgage Trust Series 2008-C7 Class AMA ±	6.13	12-10-2049	1,000,000	1,021,908
Citigroup Commercial Mortgage Trust Series 2014-GC21 Class A2	2.90	5-10-2047	750,000	763,730
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	3,563,000	3,655,231
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A2	2.69	2-10-2048	4,000,000	4,057,778
Cobalt Commercial Mortgage Trust Series 2007-C2 Class AMFX ±	5.53	4-15-2047	4,071,000	4,099,571
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	27,871	29,715
Commercial Mortgage Trust Series 2012-CR2 Class A2	2.03	8-15-2045	736,510	736,678
Commercial Mortgage Trust Series 2012-CR4 Class A2	1.80	10-15-2045	5,638,000	5,649,653
Commercial Mortgage Trust Series 2013-CR7 Class A2	2.02	3-10-2046	1,800,644	1,806,332
Commercial Mortgage Trust Series 2013-LC6 Class A2	1.91	1-10-2046	1,795,000	1,801,065
Commercial Mortgage Trust Series 2014-BBG Class A 144A±	1.57	3-15-2029	5,400,000	5,408,473
Commercial Mortgage Trust Series 2014-LC15 Class A2	2.84	4-10-2047	3,033,000	3,085,824
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,925,000	8,126,917
Commercial Mortgage Trust Series 2014-UBS3 Class A2	2.84	6-10-2047	2,900,000	2,951,369
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	3,920,000	3,990,255
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	7,967,718	7,962,024
Cosmopolitan Hotel Trust Series 2016 Class A 144A±	2.17	11-15-2033	6,815,000	6,881,011
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.55	6-19-2031	518,161	495,050
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.39	6-19-2031	103,618	94,466
Credit Suisse Mortgage Trust Series 2007-C3 Class A4 ±	5.67	6-15-2039	199,834	200,294
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	2,204,180	2,204,326
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±(i)	3.40	1-25-2022	37,961	37,520
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1 ±(i)	2.38	1-25-2021	3,530	3,543
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.90	9-25-2033	535,761	519,250
Equity Mortgage Trust Series 2014-INNS Class A 144A±	1.63	5-8-2031	8,110,890	8,118,500
GE Commercial Mortgage Corporation Series 2007-C1 Class A4	5.54	12-10-2049	156,884	156,822
GS Mortgage Securities Trust Series 2013-GC12 Class A2	2.01	6-10-2046	1,110,621	1,113,971
GS Mortgage Securities Trust Series 2014-GSFL Class A 144A±	1.70	7-15-2031	3,408,387	3,407,905
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	839,401	832,972
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	2,115,289	2,088,526
GS Mortgage Securities Trust Series 2016-ICE2 Class A 144A±	2.70	2-15-2033	4,945,000	4,989,969
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±	8.00	9-19-2027	49,843	50,982
Housing Securities Incorporated Series 1992-8 Class E ±	4.27	6-25-2024	61,628	62,062
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL ±	0.93	6-12-2047	6,384,359	6,293,454
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD12 Class A4 ±	5.88	2-15-2051	626,064	631,120
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C8 Class A2	1.80	10-15-2045	183,648	183,866
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A3	2.48	12-15-2047	3,000,000	3,015,356
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-INN Class A 144A±	1.69	6-15-2029	15,000,000	15,014,096
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-PHH Class A 144A±	1.97	8-15-2027	10,000,000	9,999,815
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	7,962,953	7,963,336

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-FL7 Class A 144A±	2.02%	5-15-2028	$5,260,001	$5,251,132
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-ASH Class A 144A±	2.27	10-15-2034	4,700,000	4,723,422
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A1	1.46	8-15-2049	4,528,958	4,469,826
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WSP Class A 144A±	2.12	8-15-2033	8,000,000	8,037,676
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4 ±	5.86	7-15-2040	3,877,270	3,893,594
Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.97	10-25-2032	11,134	10,997
Morgan Stanley BAML Trust Series 2013-C10 Class A2	2.96	7-15-2046	3,350,000	3,386,717
Morgan Stanley BAML Trust Series 2013-C11 Class A2	3.09	8-15-2046	3,475,832	3,533,779
Morgan Stanley BAML Trust Series 2014-C15 Class A2	2.98	4-15-2047	2,940,000	2,997,047
Morgan Stanley BAML Trust Series 2016-C28 Class A1	1.53	1-15-2049	2,217,621	2,197,010
Morgan Stanley Capital I Trust Series 2007-IQ Class A4	5.81	12-12-2049	5,223,306	5,275,276
Morgan Stanley Capital I Trust Series 2007-IQ16 Class AMA ±	6.05	12-12-2049	1,420,000	1,451,112
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	7,123,692	7,027,487
Morgan Stanley Mortgage Trust Series 35 Class 2 ±(i)(w)	14,404.34	4-20-2021	1	78
Prudential Home Mortgage Securities Series 1988-1 Class A ±	0.00	4-25-2018	2,876	2,884
Resecuritization Mortgage Trust Series 1998-B Class A 144A±	1.03	4-26-2021	1,780	1,750
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±	3.09	11-25-2020	250,165	252,052
SCG Trust Series 2013-SRP1 Class A 144A±	2.42	11-15-2026	7,500,000	7,497,644
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±	9.06	10-25-2024	30,219	30,798
Structured Asset Securities Corporation Series 1998-2 Class A ±	1.30	2-25-2028	283,922	276,480
UBS Barclays Commercial Mortgage Trust Series 2012-C4 Class A2	1.71	12-10-2045	3,215,591	3,218,867
WaMu Commercial Mortgage Securities Trust Series 2007-SL3 Class AJ 144A±	5.74	3-23-2045	1,191,468	1,189,464
Wilshire Funding Corporation Series 1996-3 Class M2 ±	7.14	8-25-2032	134,807	130,821
Wilshire Funding Corporation Series 1996-3 Class M3 ±	7.14	8-25-2032	126,374	120,124
Wilshire Funding Corporation Series 1998-2 Class M1 ±	2.00	12-28-2037	429,601	430,561

Total Non-Agency Mortgage-Backed Securities (Cost $218,510,123)				217,717,939

Yankee Corporate Bonds and Notes: 19.09%

Consumer Discretionary: 0.51%

Media: 0.51%
British Sky Broadcasting Group plc 144A	9.50	11-15-2018	7,000,000	7,857,122

Consumer Staples: 2.10%

Beverages: 0.59%
Suntory Holdings Limited 144A	1.65	9-29-2017	9,120,000	9,126,393

Food & Staples Retailing: 0.47%
Delhaize Group SA	6.50	6-15-2017	7,270,000	7,364,132

Tobacco: 1.04%
British American Tobacco International Finance plc 144A	1.85	6-15-2018	5,700,000	5,700,884
British American Tobacco International Finance plc 144A	2.13	6-7-2017	3,000,000	3,004,764
Imperial Tobacco Finance plc 144A	2.05	7-20-2018	7,500,000	7,508,558

				16,214,206

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Energy: 0.57%

Energy Equipment & Services: 0.20%
Noble Holding International Limited	2.50%	3-15-2017	$3,000,000	$2,996,250

Oil, Gas & Consumable Fuels: 0.37%
TransCanada PipeLines Limited	1.63	11-9-2017	5,790,000	5,793,457

Financials: 11.97%

Banks: 8.24%
ABN Amro Bank NV 144A	1.80	9-20-2019	7,000,000	6,928,579
ABN Amro Bank NV 144A	2.10	1-18-2019	4,000,000	4,007,296
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,241,495
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,471,875
Bank of Tokyo-Mitsubishi UFJ Limited 144A	2.15	9-14-2018	3,000,000	3,008,175
Bank of Tokyo-Mitsubishi UFJ Limited 144A	1.20	3-10-2017	6,000,000	6,000,480
BNP Paribas SA	2.38	9-14-2017	3,700,000	3,720,646
BPCE SA	1.61	7-25-2017	10,000,000	9,999,910
Commonwealth Bank of Australia 144A«	1.75	11-7-2019	5,250,000	5,198,744
Credit Suisse	6.00	2-15-2018	7,500,000	7,792,553
Experian Finance plc 144A	2.38	6-15-2017	11,500,000	11,527,048
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,907,887
Lloyds Bank plc	2.00	8-17-2018	8,000,000	8,027,456
Santander UK plc	2.50	3-14-2019	7,250,000	7,311,676
Shinhan Bank 144A±	1.66	4-8-2017	5,000,000	5,001,500
Sumitomo Mitsui Banking Corporation	1.35	7-11-2017	5,000,000	5,001,630
Sumitomo Mitsui Banking Corporation	2.05	1-18-2019	3,250,000	3,253,263
Svenska Handelsbanken AB	1.50	9-6-2019	7,395,000	7,288,512
Toronto Dominion Bank	1.45	9-6-2018	9,615,000	9,602,529
Westpac Banking Corporation	1.60	8-19-2019	5,000,000	4,951,230

				128,242,484

Capital Markets: 1.08%
BP Capital Markets plc	1.68	5-3-2019	7,000,000	6,969,900
Brookfield Asset Management Incorporated	5.80	4-25-2017	5,775,000	5,809,979
Macquarie Group Limited 144A	3.00	12-3-2018	4,000,000	4,059,620

				16,839,499

Diversified Financial Services: 2.14%
AerCap Ireland Capital Limited	2.75	5-15-2017	9,130,000	9,152,659
Corporacion Andina de Fomento	2.00	5-10-2019	8,000,000	8,018,823
Deutsche Bank AG (London)	6.00	9-1-2017	5,000,000	5,104,700
Shell International Finance BV	1.25	11-10-2017	7,000,000	7,002,345
Shell International Finance BV	1.38	5-10-2019	4,000,000	3,968,120

				33,246,647

Insurance: 0.51%
QBE Insurance Group Limited 144A	2.40	5-1-2018	7,960,000	7,963,654

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 1.57%

Pharmaceuticals: 1.57%
Actavis Funding SCS	2.35%	3-12-2018	$8,265,000	$8,323,739
Perrigo Company plc	2.30	11-8-2018	8,225,000	8,238,292
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	8,000,000	7,894,632

				24,456,663

Industrials: 0.39%

Transportation Infrastructure: 0.39%
Asciano Finance Limited 144A	5.00	4-7-2018	5,903,000	6,053,922

Materials: 0.57%

Metals & Mining: 0.57%
Codelco Incorporated 144A	7.50	1-15-2019	8,000,000	8,797,254

Real Estate: 0.26%

Real Estate Management & Development: 0.26%
Korea Land & Housing Corporation 144A	1.88	8-2-2017	4,000,000	3,999,644

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.64%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,998,040

Utilities: 0.51%

Independent Power & Renewable Electricity Producers: 0.51%
TransAlta Corporation	1.90	6-3-2017	8,000,000	7,996,880

Total Yankee Corporate Bonds and Notes (Cost $297,323,785)				296,946,247

	Yield		Shares

Short-Term Investments: 7.35%

Investment Companies: 7.23%
Securities Lending Cash Investment LLC (l)(r)(u)	0.84		852,580	852,665
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48		111,605,676	111,605,676

				112,458,341

			Principal
U.S. Treasury Securities: 0.12%
U.S. Treasury Bill #(z)	0.49	3-16-2017	$1,950,000	1,949,657

Total Short-Term Investments (Cost $114,407,918)				114,407,998

Total investments in securities (Cost $1,553,249,047) *	99.84%	1,553,405,542
Other assets and liabilities, net	0.16	2,549,323

Total net assets	100.00%	$1,555,954,865

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments—February 28, 2017 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

(w)	The security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,553,249,047 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,900,012
Gross unrealized losses	(3,743,517)

Net unrealized gains	$156,495

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—February 28, 2017 (unaudited)	Wells Fargo Ultra Short-Term Income Fund	21

Assets
Investments
In unaffiliated securities (including $834,893 of securities loaned), at value (cost $1,440,790,706)	$1,440,947,201
In affiliated securities, at value (cost $112,458,341)	112,458,341

Total investments, at value (cost $1,553,249,047)	1,553,405,542
Cash	7,253
Receivable for investments sold	1,420,000
Principal paydown receivable	144,340
Receivable for Fund shares sold	8,842,931
Receivable for interest	8,515,502
Receivable for daily variation margin on open futures contracts	35,608
Receivable for securities lending income	50
Prepaid expenses and other assets	25,748

Total assets	1,572,396,974

Liabilities
Dividends payable	810,341
Payable for investments purchased	8,761,064
Payable for Fund shares redeemed	5,458,821
Payable upon receipt of securities loaned	852,665
Management fee payable	272,936
Distribution fee payable	3,743
Administration fees payable	113,557
Accrued expenses and other liabilities	168,982

Total liabilities	16,442,109

Total net assets	$1,555,954,865

NET ASSETS CONSIST OF
Paid-in capital	$1,635,403,477
Overdistributed net investment income	(689,053)
Accumulated net realized losses on investments	(78,947,989)
Net unrealized gains on investments	188,430

Total net assets	$1,555,954,865

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$299,388,239
Shares outstanding – Class A1	35,303,008
Net asset value per share – Class A	$8.48
Maximum offering price per share – Class A2	$8.65
Net assets – Class C	$6,255,756
Shares outstanding – Class C1	738,466
Net asset value per share – Class C	$8.47
Net assets – Administrator Class	$24,768,514
Shares outstanding – Administrator Class[1]	2,932,581
Net asset value per share – Administrator Class	$8.45
Net assets – Institutional Class	$1,225,542,356
Shares outstanding – Institutional Class[1]	144,566,806
Net asset value per share – Institutional Class	$8.48

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Income Fund	Statement of operations—six months ended February 28, 2017 (unaudited)

Investment income
Interest	$13,853,415
Income from affiliated securities	150,434
Securities lending income, net	345

Total investment income	14,004,194

Expenses
Management fee	2,687,061
Administration fees
Class A	243,541
Class C	5,626
Administrator Class	13,228
Institutional Class	495,748
Shareholder servicing fees
Class A	380,534
Class C	8,790
Administrator Class	33,070
Distribution fee
Class C	26,370
Custody and accounting fees	48,941
Professional fees	32,399
Registration fees	159,933
Shareholder report expenses	41,936
Trustees’ fees and expenses	12,449
Other fees and expenses	20,261

Total expenses	4,209,887
Less: Fee waivers and/or expense reimbursements	(851,760)

Net expenses	3,358,127

Net investment income	10,646,067

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	164,613
Futures transactions	1,859,313

Net realized gains on investments	2,023,926

Net change in unrealized gains (losses) on:
Unaffiliated securities	(4,195,152)
Futures transactions	(163,542)

Net change in unrealized gains (losses) on investments	(4,358,694)

Net realized and unrealized gains (losses) on investments	(2,334,768)

Net increase in net assets resulting from operations	$8,311,299

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Ultra Short-Term Income Fund	23

	Six months ended February 28, 2017 (unaudited)		Year ended August 31, 2016

Operations
Net investment income		$10,646,067		$17,604,951
Net realized gains (losses) on investments		2,023,926		(809,375)
Net change in unrealized gains (losses) on investments		(4,358,694)		6,829,819

Net increase in net assets resulting from operations		8,311,299		23,625,395

Distributions to shareholders from
Net investment income
Class A		(1,638,815)		(2,840,738)
Class C		(11,571)		(12,834)
Administrator Class		(162,509)		(345,233)
Institutional Class		(8,842,099)		(14,133,918)
Investor Class		N/A		(303,707)[1]

Total distributions to shareholders		(10,654,994)		(17,636,430)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,827,924	40,937,255	40,557,118	342,948,331
Class C	95,047	805,466	277,339	2,343,140
Administrator Class	522,392	4,414,285	982,781	8,279,787
Institutional Class	78,059,543	662,043,843	99,290,242	839,915,382
Investor Class	N/A	N/A	530,566 [1]	4,487,931 [1]

		708,200,849		1,197,974,571

Reinvestment of distributions
Class A	186,304	1,580,164	324,343	2,744,452
Class C	1,339	11,346	1,473	12,461
Administrator Class	18,963	160,206	39,472	332,633
Institutional Class	484,709	4,110,251	705,023	5,964,585
Investor Class	N/A	N/A	19,595 [1]	165,577 [1]

		5,861,967		9,219,708

Payment for shares redeemed
Class A	(7,341,832)	(62,275,114)	(21,174,898)	(179,003,980)
Class C	(237,827)	(2,014,550)	(303,747)	(2,565,734)
Administrator Class	(763,084)	(6,448,110)	(3,172,981)	(26,742,047)
Institutional Class	(75,046,816)	(636,247,133)	(93,545,556)	(790,682,263)
Investor Class	N/A	N/A	(31,454,406)[1]	(266,072,076)[1]

		(706,984,907)		(1,265,066,100)

Net increase (decrease) in net assets resulting from capital share transactions		7,077,909		(57,871,821)

Total increase (decrease) in net assets		4,734,214		(51,882,856)

Net assets
Beginning of period		1,551,220,651		1,603,103,507

End of period		$1,555,954,865		$1,551,220,651

Overdistributed net investment income		$(689,053)		$(680,126)

[1]	For the period from September 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS A		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.49	$8.46	$8.53	$8.53	$8.55	$8.52
Net investment income	0.05	0.08	0.05	0.06	0.06	0.10
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.06)	0.00	(0.02)	0.03

Total from investment operations	0.04	0.11	(0.01)	0.06	0.04	0.13
Distributions to shareholders from
Net investment income	(0.05)	(0.08)	(0.05)	(0.06)	(0.06)	(0.10)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.05)	(0.08)	(0.06)	(0.06)	(0.06)	(0.10)
Net asset value, end of period	$8.48	$8.49	$8.46	$8.53	$8.53	$8.55
Total return[1]	0.42%	1.28%	(0.07)%	0.74%	0.52%	1.47%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.77%	0.78%	0.83%	0.88%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.08%	0.93%	0.64%	0.70%	0.72%	1.11%
Supplemental data
Portfolio turnover rate	27%	51%	70%	47%	56%	61%
Net assets, end of period (000s omitted)	$299,388	$319,565	$151,561	$196,459	$158,363	$146,400

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	25

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
CLASS C		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.48	$8.45	$8.52	$8.52	$8.55	$8.52
Net investment income (loss)	0.01	0.01	(0.01)	(0.01)	(0.00)[1]	0.03
Net realized and unrealized gains (losses) on investments	(0.01)	0.03	(0.06)	0.01	(0.03)	0.03

Total from investment operations	(0.00)	0.04	(0.07)	0.00	(0.03)	0.06
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)
Tax basis return of capital	0.00	0.00	(0.00)[1]	0.00	0.00	0.00

Total distributions to shareholders	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.03)
Net asset value, end of period	$8.47	$8.48	$8.45	$8.52	$8.52	$8.55
Total return[2]	0.05%	0.52%	(0.81)%	0.05%	(0.31)%	0.71%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.54%	1.52%	1.53%	1.59%	1.63%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.33%	0.17%	(0.10)%	(0.05)%	(0.02)%	0.37%
Supplemental data
Portfolio turnover rate	27%	51%	70%	47%	56%	61%
Net assets, end of period (000s omitted)	$6,256	$7,464	$7,642	$9,078	$11,859	$14,951

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Ultra Short-Term Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
ADMINISTRATOR CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.46	$8.42	$8.50	$8.50	$8.52	$8.48
Net investment income	0.05	0.09	0.07 [1]	0.07	0.07	0.11
Net realized and unrealized gains (losses) on investments	(0.01)	0.04	(0.07)	0.01	(0.01)	0.04

Total from investment operations	0.04	0.13	0.00	0.08	0.06	0.15
Distributions to shareholders from
Net investment income	(0.05)	(0.09)	(0.07)	(0.08)	(0.08)	(0.11)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.05)	(0.09)	(0.08)	(0.08)	(0.08)	(0.11)
Net asset value, end of period	$8.45	$8.46	$8.42	$8.50	$8.50	$8.52
Total return[2]	0.49%	1.55%	(0.04)%	0.89%	0.67%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.71%	0.72%	0.77%	0.82%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	1.23%	1.05%	0.81%	0.84%	0.87%	1.26%
Supplemental data
Portfolio turnover rate	27%	51%	70%	47%	56%	61%
Net assets, end of period (000s omitted)	$24,769	$26,679	$44,682	$119,884	$145,498	$103,810

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Income Fund	27

(For a share outstanding throughout each period)

	Six months ended February 28, 2017 (unaudited)	Year ended August 31
INSTITUTIONAL CLASS		2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.49	$8.45	$8.53	$8.52	$8.55	$8.51
Net investment income	0.06	0.11	0.08	0.09	0.09	0.13
Net realized and unrealized gains (losses) on investments	(0.01)	0.04	(0.07)	0.01	(0.03)	0.04

Total from investment operations	0.05	0.15	0.01	0.10	0.06	0.17
Distributions to shareholders from
Net investment income	(0.06)	(0.11)	(0.08)	(0.09)	(0.09)	(0.13)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	0.00

Total distributions to shareholders	(0.06)	(0.11)	(0.09)	(0.09)	(0.09)	(0.13)
Net asset value, end of period	$8.48	$8.49	$8.45	$8.53	$8.52	$8.55
Total return[1]	0.59%	1.75%	0.16%	1.21%	0.75%	1.94%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.46%	0.44%	0.45%	0.50%	0.55%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.43%	1.27%	0.99%	1.05%	1.07%	1.46%
Supplemental data
Portfolio turnover rate	27%	51%	70%	47%	56%	61%
Net assets, end of period (000s omitted)	$1,225,542	$1,197,514	$1,137,808	$1,418,101	$996,437	$588,228

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	29

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

30	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of August 31, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

			No expiration
2017	2018	2019	Short-term	Long-term
$35,029,445	$7,738,751	$7,448,920	$3,773,264	$25,049,431

As of August 31, 2016, the Fund had current year deferred post-October capital losses of $1,736,627 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$145,684,046	$0	$145,684,046

Asset-backed securities	0	210,934,725	0	210,934,725

Corporate bonds and notes	0	463,902,129	0	463,902,129

Municipal obligations	0	103,812,458	0	103,812,458

Non-agency mortgage-backed securities	0	217,717,939	0	217,717,939

Yankee corporate bonds and notes	0	296,946,247	0	296,946,247

Short-term investments
Investment companies	111,605,676	0	0	111,605,676
U.S. Treasury securities	1,949,657	0	0	1,949,657
Investments measured at net asset value*				852,665
	$113,555,333	$1,438,997,544	$0	$1,553,405,542
Futures contracts	35,608	0	0	35,608
Total assets	$113,590,941	$1,438,997,544	$0	$1,553,441,150

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $852,665 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	31

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At February 28, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the six months ended February 28, 2017, the management fee was equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through December 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.55% for Administrator Class shares, and 0.35% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended February 28, 2017, State Street Bank and Trust Company, the Fund’s custodian, reimbursed the Fund $1,417 for certain out-of-pocket expenses that were billed to the Fund in error from 1998-2015. This amount is included in interest income on the Statement of Operations. In addition, Funds Management was also reimbursed $4,291 for waivers/reimbursements it made to the Fund during the period the Fund was erroneously billed.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2017, Funds Distributor received $644 from the sale of Class A shares.

32	Wells Fargo Ultra Short-Term Income Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2017 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$55,832,303	$505,367,902	$2,542,377	$391,149,258

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the six months ended February 28, 2017, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio.

At February 28, 2017, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at February 28, 2017	Unrealized gains
6-30-2017	JPMorgan	2,024 Short	2-Year U.S. Treasury Notes	$438,006,250	$26,207
6-30-2017	JPMorgan	150 Short	5-Year U.S. Treasury Notes	17,655,469	5,728

The Fund had an average notional amount of $496,047,404 in short futures contracts during the six months ended February 28, 2017.

On February 28, 2017, the cumulative unrealized gains on futures contracts in the amount of $31,935 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$35,608	$0	$0	$35,608

Notes to financial statements (unaudited)	Wells Fargo Ultra Short-Term Income Fund	33

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $250,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended February 28, 2017, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-19, Technical Corrections and Improvements. ASU 2016-19 includes an amendment to FASB ASC Topic 820, Fair Value Measurement which clarifies the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The disclosure requirements are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2016. Management is currently evaluating the potential impact of this new guidance to the financial statements.

10. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 while the compliance date for the new form types is June 1, 2018 and the compliance date for the liquidity risk management program requirements is December 1, 2018. Management is currently assessing the potential impact of these enhancements and their impact on the financial statement disclosures and reporting requirements.

34	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Ultra Short-Term Income Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 138 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Fonté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

36	Wells Fargo Ultra Short-Term Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Ultra Short-Term Income Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

302030 04-17 SA223/SAR223 2-17

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Adjustable Rate Government Fund and Wells Fargo Government Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Adjustable Rate Government Fund and Wells Fargo Government Fund is filed under this Item.

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 96.13%
FDIC Series 2010-S2 Class 3A ±144A	1.47%	12-29-2045	$780,145	$781,488
FHLMC ±	1.26	4-1-2030	82,851	83,679
FHLMC ±	1.70	3-15-2024	597,988	593,190
FHLMC ±	1.85	2-1-2037	472,798	492,443
FHLMC ±	1.88	5-1-2019	3,631	3,633
FHLMC ±	1.94	1-1-2030	9,923	10,132
FHLMC ±	1.94	7-1-2030	165,524	172,495
FHLMC ±	1.95	7-1-2018	517	526
FHLMC ±	1.95	1-1-2019	3,257	3,284
FHLMC ±	1.95	2-1-2019	2,941	2,952
FHLMC ±	1.95	2-1-2035	214,740	220,248
FHLMC ±	2.00	12-1-2017	2,753	2,765
FHLMC ±	2.00	5-1-2018	322	322
FHLMC ±	2.00	6-1-2018	3,123	3,138
FHLMC ±	2.00	9-1-2018	450	454
FHLMC ±	2.06	10-1-2030	8,209	8,419
FHLMC ±	2.09	6-1-2020	40,566	41,230
FHLMC ±	2.15	3-1-2018	2,959	2,985
FHLMC ±	2.20	8-1-2018	820	828
FHLMC ±	2.21	11-1-2030	418,084	427,779
FHLMC ±	2.27	10-1-2018	5,139	5,148
FHLMC ±	2.30	5-1-2028	268,573	280,646
FHLMC ±	2.36	11-1-2034	470,734	497,255
FHLMC ±	2.38	2-1-2037	12,202	12,672
FHLMC ±	2.39	6-1-2020	926	926
FHLMC ±	2.39	1-1-2022	10,586	10,819
FHLMC ±	2.46	3-1-2025	81,252	84,691
FHLMC ±	2.53	1-1-2030	19,971	20,732
FHLMC ±	2.55	5-1-2035	472,975	499,379
FHLMC ±	2.56	5-1-2020	240	244
FHLMC ±	2.58	6-1-2019	26,453	26,627
FHLMC ±	2.58	12-1-2018	4,943	4,976
FHLMC ±	2.60	8-1-2033	1,959,365	2,062,701
FHLMC ±	2.60	12-1-2034	631,555	667,287
FHLMC ±	2.61	3-1-2025	700,169	717,402
FHLMC ±	2.61	1-1-2035	454,586	481,575
FHLMC ±	2.61	6-1-2019	46,243	47,076
FHLMC ±	2.62	6-1-2037	833,485	867,607
FHLMC ±	2.62	6-1-2029	371,337	380,321
FHLMC ±	2.62	1-1-2037	253,372	268,404
FHLMC ±	2.62	10-1-2037	1,571,928	1,652,628
FHLMC ±	2.62	12-1-2035	715,894	753,987
FHLMC ±	2.63	7-1-2019	892	894
FHLMC ±	2.63	1-1-2036	2,079,710	2,201,581
FHLMC ±	2.63	12-1-2018	7,614	7,663
FHLMC ±	2.63	5-1-2034	110,732	117,000
FHLMC ±	2.63	7-1-2034	182,678	193,086
FHLMC ±	2.64	6-1-2036	1,430,572	1,511,666
FHLMC ±	2.64	5-1-2020	426	426
FHLMC ±	2.64	10-1-2034	2,231,968	2,375,899

2	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.64%	8-1-2034	$1,315,740	$1,392,615
FHLMC ±	2.65	10-1-2033	908,358	970,422
FHLMC ±	2.66	1-1-2037	1,705,084	1,794,641
FHLMC ±	2.67	4-1-2036	759,154	804,053
FHLMC ±	2.68	7-1-2030	6,992	7,019
FHLMC ±	2.69	12-1-2032	3,300,700	3,491,713
FHLMC ±	2.69	10-1-2033	1,955,550	2,065,283
FHLMC ±	2.69	4-1-2037	4,095,309	4,325,970
FHLMC ±	2.69	11-1-2029	217,941	225,838
FHLMC ±	2.70	6-1-2035	2,501,634	2,648,477
FHLMC ±	2.70	1-1-2037	1,568,741	1,658,731
FHLMC ±	2.70	5-1-2037	407,024	433,222
FHLMC ±	2.71	6-1-2033	498,622	523,714
FHLMC ±	2.71	10-1-2033	389,777	411,612
FHLMC ±	2.71	11-1-2035	1,324,496	1,394,428
FHLMC ±	2.71	8-1-2036	2,985,187	3,153,755
FHLMC ±	2.71	6-1-2035	2,890,598	3,065,469
FHLMC ±	2.72	8-1-2035	654,083	691,299
FHLMC ±	2.72	8-1-2033	288,013	304,477
FHLMC ±	2.72	11-1-2036	1,358,409	1,437,633
FHLMC ±	2.73	10-1-2033	59,814	60,429
FHLMC ±	2.73	9-1-2035	4,885,403	5,164,774
FHLMC ±	2.73	2-1-2034	842,628	896,892
FHLMC ±	2.73	11-1-2026	79,846	82,750
FHLMC ±	2.73	4-1-2034	3,439,734	3,643,375
FHLMC ±	2.73	2-1-2034	679,479	720,568
FHLMC ±	2.73	4-1-2034	617,683	655,912
FHLMC ±	2.73	9-1-2038	942,240	985,037
FHLMC ±	2.73	2-1-2036	1,519,681	1,603,048
FHLMC ±	2.73	4-1-2035	3,840,128	4,074,170
FHLMC ±	2.74	5-1-2038	1,813,531	1,932,819
FHLMC ±	2.74	11-1-2029	165,265	168,956
FHLMC ±	2.74	2-1-2036	1,574,215	1,661,930
FHLMC ±	2.74	2-1-2034	1,069,529	1,124,870
FHLMC ±	2.74	7-1-2031	1,531,943	1,601,256
FHLMC ±	2.75	1-1-2023	39,311	41,173
FHLMC ±	2.75	2-1-2036	1,088,240	1,151,812
FHLMC ±	2.75	12-1-2035	2,472,665	2,626,902
FHLMC ±	2.75	2-1-2036	985,720	1,042,106
FHLMC ±	2.75	11-1-2036	1,478,559	1,564,401
FHLMC ±	2.75	2-1-2034	2,279,485	2,413,795
FHLMC ±	2.75	5-1-2034	448,005	475,353
FHLMC ±	2.75	7-1-2035	2,905,215	3,077,656
FHLMC ±	2.75	11-1-2022	181,858	189,300
FHLMC ±	2.75	2-1-2036	1,557,734	1,648,969
FHLMC ±	2.75	4-1-2023	265,668	267,789
FHLMC ±	2.76	11-1-2035	1,416,714	1,499,717
FHLMC ±	2.76	12-1-2033	1,049,208	1,108,185
FHLMC ±	2.76	6-1-2035	1,446,250	1,532,947
FHLMC ±	2.76	10-1-2034	1,364,235	1,442,634

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.77%	3-1-2027	$108,957	$111,439
FHLMC ±	2.77	5-1-2037	2,284,172	2,404,160
FHLMC ±	2.77	1-1-2038	5,141,909	5,478,843
FHLMC ±	2.77	1-1-2034	1,166,865	1,233,732
FHLMC ±	2.77	5-1-2025	80,139	81,458
FHLMC ±	2.77	7-1-2036	458,450	484,558
FHLMC ±	2.78	6-1-2022	48	48
FHLMC ±	2.78	2-1-2036	804,332	850,695
FHLMC ±	2.78	7-1-2038	912,878	968,106
FHLMC ±	2.78	5-1-2038	1,508,915	1,594,032
FHLMC ±	2.78	1-1-2024	3,510	3,509
FHLMC ±	2.78	9-1-2035	1,855,462	1,961,766
FHLMC ±	2.78	10-1-2036	726,693	770,240
FHLMC ±	2.79	1-1-2028	20,534	21,529
FHLMC ±	2.79	10-1-2036	908,167	959,851
FHLMC ±	2.79	2-1-2035	4,054,203	4,286,638
FHLMC ±	2.79	10-1-2033	2,261,886	2,392,162
FHLMC ±	2.79	8-1-2035	152,375	156,777
FHLMC ±	2.79	3-1-2036	968,522	1,021,287
FHLMC ±	2.79	1-1-2033	734,440	774,730
FHLMC ±	2.79	1-1-2037	3,036,368	3,215,142
FHLMC ±	2.79	4-1-2037	729,186	770,722
FHLMC ±	2.80	12-1-2034	3,533,393	3,770,659
FHLMC ±	2.80	6-1-2035	169,580	179,128
FHLMC ±	2.80	9-1-2030	300,685	314,938
FHLMC ±	2.80	5-1-2034	2,341,746	2,504,613
FHLMC ±	2.80	1-1-2036	777,962	823,072
FHLMC ±	2.81	8-1-2035	2,669,110	2,827,109
FHLMC ±	2.81	5-1-2034	1,854,012	1,955,320
FHLMC ±	2.81	7-1-2024	38,933	39,033
FHLMC ±	2.82	9-1-2033	277,927	293,740
FHLMC ±	2.82	3-1-2037	531,626	563,714
FHLMC ±	2.82	6-1-2035	627,679	665,365
FHLMC ±	2.82	5-1-2039	1,600,819	1,696,544
FHLMC ±	2.83	4-1-2035	2,776,426	2,937,924
FHLMC ±	2.84	11-1-2027	582,055	615,332
FHLMC ±	2.84	4-1-2037	2,009,611	2,128,802
FHLMC ±	2.84	1-1-2037	2,340,696	2,493,900
FHLMC ±	2.84	6-1-2028	160,369	165,599
FHLMC ±	2.84	9-1-2029	899,194	950,358
FHLMC ±	2.85	6-1-2035	2,303,402	2,440,408
FHLMC ±	2.85	5-1-2035	2,802,029	2,966,513
FHLMC ±	2.85	3-1-2034	897,381	945,407
FHLMC ±	2.85	5-1-2032	53,270	55,806
FHLMC ±	2.86	4-1-2038	1,884,270	2,010,339
FHLMC ±	2.86	4-1-2034	646,127	678,289
FHLMC ±	2.87	8-1-2029	108,070	110,260
FHLMC ±	2.87	4-1-2034	640,826	673,747
FHLMC ±	2.87	11-1-2035	575,346	612,956
FHLMC ±	2.87	2-1-2036	169,566	179,349

4	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	2.87%	7-1-2037	$732,790	$777,293
FHLMC ±	2.87	1-1-2028	4,707	4,974
FHLMC ±	2.88	4-1-2035	363,737	384,969
FHLMC ±	2.88	12-1-2032	652,577	691,954
FHLMC ±	2.88	6-1-2035	623,697	657,638
FHLMC ±	2.88	4-1-2038	1,508,737	1,594,220
FHLMC ±	2.88	9-1-2033	902,535	960,781
FHLMC ±	2.89	4-1-2037	2,940,464	3,122,090
FHLMC ±	2.89	9-1-2033	1,068,560	1,128,709
FHLMC ±	2.89	3-1-2034	983,593	1,037,475
FHLMC ±	2.89	7-1-2038	1,786,803	1,903,915
FHLMC ±	2.89	9-1-2030	6,707,529	7,081,734
FHLMC ±	2.89	8-1-2027	7,590	7,708
FHLMC ±	2.90	4-1-2019	3,452	3,475
FHLMC ±	2.90	4-1-2035	1,226,782	1,307,839
FHLMC ±	2.90	11-1-2018	2,840	2,839
FHLMC ±	2.90	9-1-2032	1,906,747	2,010,097
FHLMC ±	2.91	2-1-2018	355	356
FHLMC ±	2.91	9-1-2038	621,034	655,021
FHLMC ±	2.91	7-1-2027	655,947	662,204
FHLMC ±	2.92	7-1-2034	831,751	875,609
FHLMC ±	2.92	2-1-2035	1,344,272	1,422,119
FHLMC ±	2.92	7-1-2031	200,271	212,185
FHLMC ±	2.92	10-1-2030	2,021,851	2,133,946
FHLMC ±	2.93	6-1-2025	68,302	69,463
FHLMC ±	2.93	9-1-2036	859,948	906,514
FHLMC ±	2.94	2-1-2031	758,024	796,661
FHLMC ±	2.95	2-1-2029	223,685	231,403
FHLMC ±	2.95	7-1-2018	9,749	9,797
FHLMC ±	2.96	10-1-2029	116,800	120,040
FHLMC ±	2.96	4-1-2035	1,698,333	1,809,909
FHLMC ±	2.96	10-1-2036	787,307	837,862
FHLMC ±	2.96	7-1-2029	60,782	63,638
FHLMC ±	2.96	6-1-2035	2,082,327	2,215,199
FHLMC ±	2.98	10-1-2035	2,741,727	2,912,554
FHLMC ±	2.98	6-1-2024	8,536	8,567
FHLMC ±	2.98	5-1-2033	251,568	266,461
FHLMC ±	3.00	5-1-2037	430,903	456,659
FHLMC ±	3.00	8-1-2019	10,411	10,455
FHLMC ±	3.00	6-1-2033	1,163,551	1,219,572
FHLMC ±	3.01	9-1-2029	142,700	146,140
FHLMC ±	3.01	10-1-2035	1,711,060	1,819,255
FHLMC ±	3.02	6-1-2021	64,813	66,037
FHLMC ±	3.02	8-1-2029	114,396	118,698
FHLMC ±	3.02	4-1-2037	1,552,859	1,650,950
FHLMC ±	3.02	6-1-2026	1,081,467	1,126,386
FHLMC ±	3.02	6-1-2035	1,832,843	1,936,035
FHLMC ±	3.03	9-1-2031	73,841	75,247
FHLMC ±	3.03	6-1-2030	37,037	37,902
FHLMC ±	3.03	4-1-2032	94,834	96,979

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC ±	3.03%	7-1-2034	$1,238,528	$1,310,925
FHLMC ±	3.03	11-1-2029	888,595	936,332
FHLMC ±	3.03	3-1-2032	972,705	1,030,964
FHLMC ±	3.03	2-1-2037	577,945	612,805
FHLMC ±	3.03	4-1-2037	663,329	706,619
FHLMC ±	3.03	1-1-2035	541,508	572,816
FHLMC ±	3.04	6-1-2030	378,180	396,289
FHLMC ±	3.05	4-1-2029	132,502	135,138
FHLMC ±	3.05	5-1-2035	396,628	423,655
FHLMC ±	3.06	2-1-2027	155,139	156,350
FHLMC ±	3.08	10-1-2025	80,668	82,532
FHLMC ±	3.09	8-1-2030	3,998,134	4,234,750
FHLMC ±	3.09	10-1-2024	106,902	112,229
FHLMC ±	3.10	10-1-2025	34,162	34,393
FHLMC ±	3.12	2-1-2030	55,652	56,542
FHLMC ±	3.13	6-1-2030	110,053	112,876
FHLMC ±	3.14	9-1-2030	112,687	115,452
FHLMC ±	3.14	5-1-2028	254,946	265,956
FHLMC ±	3.15	6-1-2032	235,966	242,176
FHLMC ±	3.19	11-1-2029	119,809	124,412
FHLMC ±	3.21	12-1-2025	114,614	116,330
FHLMC ±	3.22	7-1-2036	853,995	901,571
FHLMC ±	3.24	12-1-2036	761,603	801,554
FHLMC ±	3.32	5-1-2031	128,328	135,268
FHLMC ±	3.37	2-1-2024	22,112	22,247
FHLMC ±	3.38	5-1-2032	239,779	247,499
FHLMC ±	3.48	11-1-2032	124,536	127,497
FHLMC ±	3.55	6-1-2035	1,320,006	1,388,730
FHLMC ±	3.60	12-1-2025	453,291	475,482
FHLMC ±	3.70	8-1-2029	10,050	10,026
FHLMC ±	3.75	4-1-2023	16,324	16,565
FHLMC ±	3.89	2-1-2021	21,590	21,996
FHLMC	4.00	12-15-2023	50,404	51,061
FHLMC ±	4.26	11-1-2026	109,853	114,016
FHLMC ±	4.72	8-1-2027	68,530	68,753
FHLMC	5.00	10-1-2022	14,305	15,079
FHLMC ±	5.51	8-1-2024	315,358	328,385
FHLMC	6.50	4-1-2018	20,735	20,938
FHLMC	7.00	9-1-2035	68,353	70,455
FHLMC	8.50	5-1-2020	8,637	8,715
FHLMC Series 0020 Class F ±	1.53	7-1-2029	17,962	18,340
FHLMC Series 1671 Class QA ±	1.55	2-15-2024	590,190	603,860
FHLMC Series 1686 Class FE ±	1.70	2-15-2024	27,905	28,546
FHLMC Series 1730 Class FA ±	1.95	5-15-2024	177,577	172,680
FHLMC Series 2315 Class FW ±	1.32	4-15-2027	113,350	114,878
FHLMC Series 2391 Class EF ±	1.27	6-15-2031	95,252	95,803
FHLMC Series 2454 Class SL ±(c)	7.23	3-15-2032	192,447	43,965
FHLMC Series 2461 Class FI ±	1.27	4-15-2028	136,023	136,593
FHLMC Series 2464 Class FE ±	1.77	3-15-2032	125,432	129,243
FHLMC Series 2466 Class FV ±	1.32	3-15-2032	234,873	238,588

6	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC Series 2538 Class F ±	1.37%	12-15-2032	$536,995	$545,115
FHLMC Series 3001 Class EA ±	1.12	3-15-2035	45,801	45,834
FHLMC Series 3335 Class FT ±	0.92	8-15-2019	114,878	114,749
FHLMC Series 3436 Class A ±	2.68	11-15-2036	1,251,471	1,324,647
FHLMC Series T-15 Class A6 ±	1.17	11-25-2028	666,378	664,510
FHLMC Series T-16 Class A ±	1.13	6-25-2029	1,587,340	1,574,853
FHLMC Series T-20 Class A7 ±	1.08	12-25-2029	2,921,030	2,859,443
FHLMC Series T-21 Class A ±	1.14	10-25-2029	1,606,952	1,593,572
FHLMC Series T-23 Class A ±	1.06	5-25-2030	1,908,656	1,886,221
FHLMC Series T-27 Class A ±	1.08	10-25-2030	1,283,652	1,276,502
FHLMC Series T-30 Class A7 ±	1.14	12-25-2030	1,246,254	1,203,375
FHLMC Series T-35 Class A ±	1.06	9-25-2031	3,626,757	3,581,977
FHLMC Series T-36 Class A ±	1.08	1-25-2032	424,324	421,632
FHLMC Series T-48 Class 2A ±	3.49	7-25-2033	2,555,276	2,677,002
FHLMC Series T-54 Class 4A ±	3.26	2-25-2043	1,737,367	1,781,630
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	78,080	89,038
FHLMC Series T-56 Class 3AF ±	1.78	5-25-2043	1,136,186	1,163,592
FHLMC Series T-62 Class 1A1 ±	1.77	10-25-2044	4,579,037	4,622,309
FHLMC Series T-63 Class 1A1 ±	1.77	2-25-2045	4,154,817	4,243,910
FHLMC Series T-66 Class 2A1 ±	3.19	1-25-2036	2,687,800	2,767,648
FHLMC Series T-67 Class 1A1C ±	3.10	3-25-2036	8,693,214	9,059,669
FHLMC Series T-67 Class 2A1C ±	3.11	3-25-2036	5,494,403	5,767,146
FHLMC Series T-75 Class A1 ±	0.82	12-25-2036	2,564,056	2,550,506
FNMA ±	1.13	8-25-2018	824,304	825,528
FNMA ±	1.77	1-1-2021	1,731	1,768
FNMA ±	1.78	1-1-2021	2,171	2,216
FNMA ±	1.80	5-1-2029	49,028	50,916
FNMA ±	1.81	4-1-2021	38,916	40,078
FNMA ±	1.85	4-1-2042	2,417,739	2,524,651
FNMA ±	1.85	10-1-2044	1,254,277	1,323,972
FNMA ±	1.85	10-1-2017	4,636	4,680
FNMA ±	1.85	1-1-2018	9,506	9,499
FNMA ±	1.85	11-1-2023	32,105	32,757
FNMA ±	1.87	1-1-2035	1,146,853	1,193,825
FNMA ±	1.88	7-1-2017	140	140
FNMA ±	1.88	3-1-2021	363	368
FNMA ±	1.88	3-1-2030	4,407	4,423
FNMA ±	1.93	11-1-2024	5,347	5,494
FNMA ±	1.93	4-1-2019	1,827	1,838
FNMA ±	1.95	9-1-2032	58,114	58,113
FNMA ±	1.95	3-1-2033	171,572	178,716
FNMA ±	1.97	12-1-2017	17,538	17,628
FNMA ±	1.97	12-1-2030	136,794	138,366
FNMA ±	2.00	8-1-2017	148	148
FNMA ±	2.00	12-1-2020	14,934	14,940
FNMA ±	2.01	1-1-2038	257,361	262,655
FNMA ±	2.03	4-1-2018	920	925
FNMA ±	2.04	8-1-2033	1,310,341	1,349,497
FNMA ±	2.08	8-1-2030	1,615,471	1,661,356
FNMA ±	2.13	5-1-2017	2,537	2,538

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.13%	1-1-2019	$33,383	$33,516
FNMA ±	2.13	5-1-2019	63	63
FNMA ±	2.17	11-1-2017	5,249	5,256
FNMA ±	2.18	8-1-2017	33,068	33,010
FNMA ±	2.18	4-1-2033	485,030	510,386
FNMA ±	2.19	4-1-2024	2,764,901	2,791,272
FNMA ±	2.19	1-1-2036	359,575	377,037
FNMA ±	2.21	6-1-2021	33,304	34,485
FNMA ±	2.21	9-1-2037	2,797,162	2,857,225
FNMA ±	2.21	2-1-2018	376	378
FNMA ±	2.22	2-1-2033	436,824	459,388
FNMA ±	2.24	7-1-2020	5,530	5,646
FNMA ±	2.24	5-1-2018	1,679	1,679
FNMA ±	2.25	6-1-2019	255	255
FNMA ±	2.25	8-1-2031	140,073	143,188
FNMA ±	2.26	8-1-2032	145,269	148,865
FNMA ±	2.28	3-1-2034	401,278	424,813
FNMA ±	2.29	8-1-2031	125,727	128,638
FNMA ±	2.31	9-1-2031	163,005	168,025
FNMA ±	2.33	3-1-2033	366,957	385,224
FNMA ±	2.37	1-1-2035	93,474	98,744
FNMA ±	2.38	1-1-2018	48,921	49,394
FNMA ±	2.38	6-1-2018	2,478	2,479
FNMA ±	2.38	1-1-2036	80,932	84,331
FNMA ±	2.38	11-1-2020	390,572	391,773
FNMA ±	2.38	8-1-2031	64,629	67,666
FNMA ±	2.40	8-1-2032	240,786	241,640
FNMA ±	2.41	11-1-2022	42,968	43,140
FNMA ±	2.43	5-1-2028	37,498	37,924
FNMA ±	2.43	10-1-2018	25,038	25,552
FNMA ±	2.45	3-1-2030	19,731	19,788
FNMA ±	2.45	4-1-2038	600,398	635,765
FNMA ±	2.45	6-1-2017	2,086	2,086
FNMA ±	2.45	6-1-2035	879,085	912,701
FNMA ±	2.46	11-1-2035	50,725	52,726
FNMA ±	2.47	1-1-2036	2,979,808	3,094,422
FNMA ±	2.47	10-1-2037	1,495,510	1,560,124
FNMA ±	2.47	12-1-2035	3,910,609	4,049,564
FNMA ±	2.49	7-1-2038	967,388	1,014,654
FNMA ±	2.49	10-1-2027	607,266	638,304
FNMA ±	2.49	11-1-2035	1,286,975	1,346,432
FNMA ±	2.50	4-1-2030	6,334	6,641
FNMA ±	2.50	5-1-2017	3,588	3,594
FNMA ±	2.50	7-1-2017	7,147	7,142
FNMA ±	2.50	2-1-2020	2,246	2,248
FNMA ±	2.50	11-1-2035	244,641	254,692
FNMA ±	2.51	6-1-2027	1,087	1,124
FNMA ±	2.51	10-1-2024	3,064	3,150
FNMA ±	2.52	6-1-2032	65,712	66,243
FNMA ±	2.52	7-1-2017	10,918	10,917

8	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.53%	9-1-2019	$30,100	$30,299
FNMA ±	2.53	9-1-2030	497,439	512,032
FNMA ±	2.54	8-1-2035	149,382	153,925
FNMA ±	2.55	1-1-2021	189,337	194,704
FNMA ±	2.55	8-1-2033	282,565	294,944
FNMA ±	2.55	11-1-2017	11,515	11,581
FNMA ±	2.55	7-1-2018	67,511	68,479
FNMA ±	2.56	11-1-2027	29,306	29,703
FNMA ±	2.56	4-1-2018	117,307	118,476
FNMA ±	2.56	10-1-2035	756,968	788,751
FNMA ±	2.56	5-1-2028	79,542	83,593
FNMA ±	2.57	4-1-2018	46,788	47,557
FNMA ±	2.57	1-1-2028	6,231	6,286
FNMA ±	2.57	6-1-2034	824,253	865,669
FNMA ±	2.58	11-1-2035	1,563,712	1,628,868
FNMA ±	2.59	7-1-2035	1,628,921	1,695,582
FNMA ±	2.60	7-1-2035	463,316	483,303
FNMA ±	2.60	12-1-2032	761,881	792,815
FNMA ±	2.61	3-1-2034	432,284	450,984
FNMA ±	2.62	7-1-2035	1,092,753	1,137,711
FNMA ±	2.62	1-1-2032	251,743	262,540
FNMA ±	2.62	3-1-2031	37,005	37,224
FNMA ±	2.62	8-1-2033	3,662	3,740
FNMA ±	2.63	7-1-2018	159	160
FNMA ±	2.63	12-1-2031	21,461	21,482
FNMA ±	2.64	9-1-2032	5,222,937	5,489,911
FNMA ±	2.64	12-1-2033	1,098,215	1,165,353
FNMA ±	2.65	8-1-2025	32,264	33,031
FNMA ±	2.65	10-1-2035	229,045	243,130
FNMA ±	2.65	11-1-2035	1,084,989	1,145,005
FNMA ±	2.65	7-1-2035	1,033,639	1,089,688
FNMA ±	2.65	8-1-2026	83,321	85,558
FNMA ±	2.66	5-1-2033	673,008	707,002
FNMA ±	2.66	9-1-2035	2,064,270	2,171,587
FNMA ±	2.66	9-1-2036	922,259	969,460
FNMA ±	2.66	5-1-2035	950,143	1,000,171
FNMA ±	2.66	5-1-2018	1,937	1,943
FNMA ±	2.67	12-1-2031	245,284	256,041
FNMA ±	2.67	5-1-2034	894,331	944,548
FNMA ±	2.67	2-1-2033	622,175	654,933
FNMA ±	2.67	9-1-2035	291,649	305,980
FNMA ±	2.68	10-1-2018	63,350	64,228
FNMA ±	2.68	1-1-2035	2,388,257	2,487,336
FNMA ±	2.68	4-1-2030	98,479	100,820
FNMA ±	2.69	12-1-2031	127,465	129,968
FNMA ±	2.69	8-1-2033	1,625,387	1,719,435
FNMA ±	2.69	5-1-2034	818,116	861,583
FNMA ±	2.69	7-1-2036	3,591,246	3,786,343
FNMA ±	2.69	7-1-2029	557,513	589,599
FNMA ±	2.69	10-1-2025	106,140	109,027

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.70%	5-1-2035	$289,310	$305,457
FNMA ±	2.70	9-1-2036	713,689	756,206
FNMA ±	2.70	4-1-2040	216,630	228,617
FNMA ±	2.70	1-1-2036	207,420	218,777
FNMA ±	2.70	1-1-2035	527,463	555,529
FNMA ±	2.71	10-1-2033	495,605	524,838
FNMA ±	2.71	4-1-2035	2,867,908	3,022,633
FNMA ±	2.71	7-1-2033	90,559	95,140
FNMA ±	2.71	7-1-2035	1,132,624	1,192,323
FNMA ±	2.71	1-1-2037	1,426,318	1,513,134
FNMA ±	2.72	9-1-2021	46,659	47,067
FNMA ±	2.72	4-1-2030	15,945	16,044
FNMA ±	2.72	12-1-2037	2,946,036	3,111,854
FNMA ±	2.72	10-1-2035	2,052,835	2,155,304
FNMA ±	2.72	2-1-2033	214,233	222,605
FNMA ±	2.72	5-1-2033	1,046,639	1,100,110
FNMA ±	2.72	10-1-2034	497,469	526,563
FNMA ±	2.72	6-1-2035	502,399	531,327
FNMA ±	2.72	4-1-2037	2,853,269	3,010,994
FNMA ±	2.72	6-1-2026	70,889	72,890
FNMA ±	2.72	7-1-2035	1,279,845	1,358,070
FNMA ±	2.72	7-1-2035	361,899	382,882
FNMA ±	2.73	12-1-2034	1,142,766	1,203,203
FNMA ±	2.73	1-1-2036	1,193,665	1,262,517
FNMA ±	2.74	6-1-2027	95,107	97,291
FNMA ±	2.74	1-1-2033	3,187,220	3,357,462
FNMA ±	2.74	12-1-2034	1,395,724	1,478,157
FNMA ±	2.74	11-1-2038	846,045	893,360
FNMA ±	2.74	5-1-2039	2,626,172	2,769,474
FNMA ±	2.74	12-1-2035	465,008	491,183
FNMA ±	2.74	11-1-2036	2,939,605	3,100,398
FNMA ±	2.74	8-1-2035	2,150,504	2,277,418
FNMA ±	2.75	9-1-2017	56,867	56,851
FNMA ±	2.75	5-1-2038	3,864,935	4,081,811
FNMA ±	2.75	4-1-2024	18,282	18,907
FNMA ±	2.75	3-1-2038	2,380,628	2,517,242
FNMA ±	2.75	4-1-2033	1,087,514	1,146,301
FNMA ±	2.75	2-1-2035	303,670	322,344
FNMA ±	2.75	6-1-2025	7,371	7,417
FNMA ±	2.75	1-1-2027	25,073	25,403
FNMA ±	2.75	9-1-2035	5,199,551	5,478,329
FNMA ±	2.75	5-1-2033	422,336	443,905
FNMA ±	2.75	11-1-2035	1,676,333	1,769,787
FNMA ±	2.75	5-1-2037	1,342,531	1,422,346
FNMA ±	2.75	2-1-2036	903,776	953,511
FNMA ±	2.75	6-1-2036	1,872,215	1,973,059
FNMA ±	2.75	4-1-2038	1,451,951	1,535,191
FNMA ±	2.76	1-1-2027	548,086	553,985
FNMA ±	2.76	5-1-2033	3,368,344	3,616,842
FNMA ±	2.76	5-1-2018	103,120	102,923

10	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.76%	12-1-2039	$220,749	$229,458
FNMA ±	2.76	9-1-2035	1,712,869	1,811,146
FNMA ±	2.76	6-1-2034	2,532,976	2,671,876
FNMA ±	2.76	10-1-2036	1,104,683	1,166,496
FNMA ±	2.76	9-1-2019	1,796	1,807
FNMA ±	2.77	1-1-2034	2,414,540	2,547,090
FNMA ±	2.77	7-1-2039	4,115,776	4,378,067
FNMA ±	2.77	1-1-2035	4,278,263	4,514,184
FNMA ±	2.77	11-1-2024	36,741	36,962
FNMA ±	2.77	9-1-2035	2,120,686	2,254,384
FNMA ±	2.77	5-1-2033	2,283,091	2,429,705
FNMA ±	2.77	1-1-2037	3,474,604	3,702,158
FNMA ±	2.78	7-1-2024	11,903	11,949
FNMA ±	2.78	1-1-2035	718,380	759,691
FNMA ±	2.78	12-1-2040	3,869,715	4,087,196
FNMA ±	2.78	7-1-2036	3,907,101	4,127,933
FNMA ±	2.78	9-1-2034	3,637,442	3,845,626
FNMA ±	2.78	12-1-2040	450,522	476,016
FNMA ±	2.78	12-1-2028	4,358	4,396
FNMA ±	2.78	2-1-2034	2,223,447	2,353,388
FNMA ±	2.78	8-1-2036	2,669,284	2,832,076
FNMA ±	2.78	7-1-2038	1,869,110	1,976,463
FNMA ±	2.78	5-1-2034	491,213	518,199
FNMA ±	2.78	9-1-2035	889,758	941,429
FNMA ±	2.78	12-1-2037	3,460,288	3,667,805
FNMA ±	2.78	7-1-2020	852,273	851,212
FNMA ±	2.78	5-1-2035	799,126	838,427
FNMA ±	2.78	7-1-2037	741,677	782,745
FNMA ±	2.78	7-1-2035	1,519,997	1,618,745
FNMA ±	2.79	3-1-2035	3,681,917	3,893,625
FNMA ±	2.79	8-1-2035	984,771	1,039,349
FNMA ±	2.79	7-1-2040	2,797,685	2,956,204
FNMA ±	2.79	12-1-2040	1,258,712	1,330,250
FNMA ±	2.79	6-1-2035	2,187,597	2,311,109
FNMA ±	2.79	6-1-2035	1,113,977	1,179,773
FNMA ±	2.79	12-1-2040	2,146,594	2,269,523
FNMA ±	2.79	12-1-2036	676,070	715,374
FNMA ±	2.79	10-1-2018	29,595	29,702
FNMA ±	2.79	4-1-2033	1,000,426	1,052,974
FNMA ±	2.79	1-1-2037	1,649,479	1,743,471
FNMA ±	2.79	6-1-2037	1,349,205	1,436,286
FNMA ±	2.79	11-1-2033	3,744,004	3,960,726
FNMA ±	2.79	8-1-2037	3,711,813	3,937,511
FNMA ±	2.79	5-1-2036	3,753,140	3,970,161
FNMA ±	2.79	7-1-2028	207	217
FNMA ±	2.80	12-1-2022	9,303	9,376
FNMA ±	2.80	6-1-2036	2,106,957	2,218,909
FNMA ±	2.80	9-1-2039	4,388,193	4,640,039
FNMA ±	2.80	8-1-2026	460,802	490,050
FNMA ±	2.80	2-1-2038	2,493,429	2,624,413

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.80%	12-1-2024	$29,001	$29,338
FNMA ±	2.80	2-1-2037	2,857,499	3,017,128
FNMA ±	2.80	4-1-2033	838,268	885,887
FNMA ±	2.80	10-1-2035	1,242,235	1,314,682
FNMA ±	2.80	1-1-2038	4,723,192	5,002,415
FNMA ±	2.80	6-1-2033	669,584	706,049
FNMA ±	2.80	11-1-2038	1,157,439	1,216,165
FNMA ±	2.80	7-1-2020	53,939	54,434
FNMA ±	2.81	1-1-2019	988	987
FNMA ±	2.81	7-1-2019	231	232
FNMA ±	2.81	8-1-2036	3,596,848	3,809,915
FNMA ±	2.81	12-1-2040	3,292,492	3,485,937
FNMA ±	2.81	7-1-2025	3,138	3,302
FNMA ±	2.81	11-1-2037	1,045,694	1,106,584
FNMA ±	2.82	4-1-2020	1,444,258	1,449,781
FNMA ±	2.82	2-1-2036	6,340,490	6,710,966
FNMA ±	2.82	10-1-2036	3,542,475	3,752,087
FNMA ±	2.82	12-1-2032	793,519	843,793
FNMA ±	2.82	5-1-2035	1,578,580	1,677,758
FNMA ±	2.82	9-1-2036	649,683	683,717
FNMA ±	2.82	4-1-2033	759,576	792,863
FNMA ±	2.82	6-1-2031	289,280	299,294
FNMA ±	2.82	12-1-2035	3,809,457	4,034,762
FNMA ±	2.82	9-1-2022	186,001	188,051
FNMA ±	2.82	2-1-2033	203,970	209,729
FNMA ±	2.82	6-1-2034	3,390,823	3,586,823
FNMA ±	2.83	5-1-2036	1,278,261	1,351,862
FNMA ±	2.83	9-1-2030	139,272	142,855
FNMA ±	2.83	5-1-2036	2,262,939	2,400,560
FNMA ±	2.83	2-1-2038	4,585,500	4,847,441
FNMA ±	2.83	12-1-2030	73,935	75,734
FNMA ±	2.83	6-1-2033	292,675	304,968
FNMA ±	2.83	4-1-2024	52,390	52,823
FNMA ±	2.83	5-1-2033	276,681	291,894
FNMA ±	2.83	5-1-2035	1,877,906	1,987,922
FNMA ±	2.83	6-1-2035	1,448,854	1,539,253
FNMA ±	2.83	1-1-2038	1,132,626	1,200,883
FNMA ±	2.85	10-1-2029	79,625	81,223
FNMA ±	2.85	8-1-2031	118,392	121,611
FNMA ±	2.85	6-1-2030	56,696	58,092
FNMA ±	2.85	9-1-2033	58,269	58,627
FNMA ±	2.85	3-1-2019	155,566	159,059
FNMA ±	2.86	10-1-2036	953,355	1,009,996
FNMA ±	2.86	9-1-2037	814,861	869,517
FNMA ±	2.86	1-1-2026	283,735	295,523
FNMA ±	2.86	1-1-2037	1,260,600	1,337,126
FNMA ±	2.87	5-1-2032	182,261	185,702
FNMA ±	2.87	6-1-2036	256,535	272,413
FNMA ±	2.87	7-1-2027	25,533	25,683
FNMA ±	2.88	8-1-2018	25,051	25,282

12	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.88%	1-1-2022	$8,460	$8,484
FNMA ±	2.88	12-1-2028	35,823	36,348
FNMA ±	2.88	1-1-2029	6,165	6,270
FNMA ±	2.88	4-1-2034	660,721	696,155
FNMA ±	2.88	5-1-2035	1,520,916	1,618,051
FNMA ±	2.88	3-1-2035	1,103,788	1,167,462
FNMA ±	2.89	11-1-2024	109,320	113,670
FNMA ±	2.89	9-1-2036	886,955	932,875
FNMA ±	2.89	10-1-2034	1,092,264	1,158,161
FNMA ±	2.89	1-1-2029	386,681	403,977
FNMA ±	2.90	5-1-2025	40,526	40,839
FNMA ±	2.90	9-1-2028	97,218	99,484
FNMA ±	2.90	12-1-2030	771,710	813,823
FNMA ±	2.90	12-1-2034	977,658	1,036,479
FNMA ±	2.90	6-1-2024	44,641	45,052
FNMA ±	2.90	9-1-2026	39,179	40,284
FNMA ±	2.90	4-1-2034	900,056	952,769
FNMA ±	2.91	9-1-2033	873,853	920,950
FNMA ±	2.91	1-1-2031	504,903	532,986
FNMA ±	2.91	7-1-2035	2,536,413	2,703,585
FNMA ±	2.91	7-1-2028	753,646	784,245
FNMA ±	2.92	4-1-2036	1,212,409	1,287,382
FNMA ±	2.92	6-1-2027	80,757	82,241
FNMA ±	2.92	5-1-2036	558,114	595,148
FNMA ±	2.92	7-1-2030	669,863	712,888
FNMA ±	2.92	3-1-2037	611,086	649,054
FNMA ±	2.92	6-1-2041	725,143	765,391
FNMA ±	2.93	1-1-2035	186,310	197,128
FNMA ±	2.94	11-1-2034	624,346	662,339
FNMA ±	2.94	9-1-2030	805,888	860,511
FNMA ±	2.94	12-1-2033	1,383,090	1,471,225
FNMA ±	2.95	6-1-2032	33,477	33,908
FNMA ±	2.95	3-1-2033	1,328,336	1,401,056
FNMA ±	2.95	6-1-2040	985,127	1,036,223
FNMA ±	2.95	1-1-2040	431,549	456,363
FNMA ±	2.95	8-1-2040	922,664	960,651
FNMA ±	2.96	1-1-2032	87,715	90,191
FNMA ±	2.96	7-1-2027	196,120	203,405
FNMA ±	2.97	9-1-2033	614,353	655,820
FNMA ±	2.97	6-1-2035	297,192	313,537
FNMA ±	2.97	9-1-2038	1,188,949	1,260,647
FNMA ±	2.97	6-1-2036	578,319	609,524
FNMA ±	2.98	11-1-2034	839,070	878,587
FNMA ±	2.98	7-1-2035	850,422	904,858
FNMA ±	2.98	12-1-2021	29,268	29,713
FNMA ±	2.98	7-1-2037	2,542,735	2,713,682
FNMA ±	2.99	10-1-2024	46,430	46,683
FNMA ±	2.99	12-1-2024	68,949	69,389
FNMA ±	2.99	9-1-2030	478,139	510,506
FNMA ±	2.99	4-1-2033	400,493	421,404

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.00%	2-1-2019	$647	$649
FNMA ±	3.00	4-1-2028	280,421	292,052
FNMA ±	3.01	2-1-2035	1,176,695	1,240,533
FNMA ±	3.01	7-1-2037	732,290	774,524
FNMA ±	3.02	10-1-2025	7,458	7,455
FNMA ±	3.02	8-1-2035	1,172,790	1,247,684
FNMA ±	3.02	9-1-2037	927,566	983,000
FNMA ±	3.03	10-1-2024	203,855	211,339
FNMA ±	3.03	2-1-2038	921,959	978,611
FNMA ±	3.03	5-1-2017	423	423
FNMA ±	3.04	9-1-2034	1,510,264	1,598,839
FNMA ±	3.04	4-1-2038	713,698	752,376
FNMA ±	3.05	5-1-2027	74,917	77,950
FNMA ±	3.05	9-1-2035	85,492	90,869
FNMA ±	3.05	9-1-2030	691,648	729,648
FNMA ±	3.05	4-1-2036	4,339,188	4,626,109
FNMA ±	3.05	6-1-2041	1,293,886	1,373,335
FNMA ±	3.05	5-1-2033	858,690	913,781
FNMA ±	3.05	7-1-2033	923,089	987,835
FNMA ±	3.08	4-1-2020	2,040	2,060
FNMA ±	3.08	8-1-2029	186,727	199,184
FNMA ±	3.09	7-1-2039	2,208,033	2,393,592
FNMA ±	3.09	1-1-2029	5,929	6,089
FNMA ±	3.09	3-1-2027	96,727	100,288
FNMA ±	3.10	10-1-2025	9,173	9,341
FNMA ±	3.10	5-1-2035	1,845,353	1,967,271
FNMA ±	3.11	2-1-2029	38,417	38,981
FNMA ±	3.11	5-1-2035	2,105,773	2,243,590
FNMA ±	3.12	4-1-2035	1,490,601	1,583,871
FNMA ±	3.13	11-1-2028	24,372	24,611
FNMA ±	3.13	5-1-2037	2,730,051	2,931,433
FNMA ±	3.13	1-1-2035	1,036,391	1,101,528
FNMA ±	3.14	10-1-2034	160,335	165,294
FNMA ±	3.14	11-1-2024	71,588	72,472
FNMA ±	3.15	10-1-2024	39,509	39,630
FNMA ±	3.15	10-1-2029	390,135	408,115
FNMA ±	3.15	8-1-2031	41,382	41,776
FNMA ±	3.15	10-1-2034	545,063	585,133
FNMA ±	3.16	3-1-2035	2,617,507	2,807,264
FNMA ±	3.16	8-1-2034	2,540,129	2,708,932
FNMA ±	3.18	6-1-2032	74,450	75,516
FNMA ±	3.18	9-1-2035	588,949	629,289
FNMA ±	3.20	4-1-2034	1,873,365	2,002,399
FNMA ±	3.20	12-1-2033	1,625,107	1,711,107
FNMA ±	3.20	3-1-2032	125,228	129,389
FNMA ±	3.22	6-1-2024	22,853	22,931
FNMA ±	3.22	9-1-2032	1,552,850	1,672,813
FNMA ±	3.22	2-1-2028	40,755	41,299
FNMA ±	3.25	3-1-2034	1,151,439	1,222,889
FNMA ±	3.25	6-1-2032	95,700	98,653

14	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	3.28%	4-1-2040	$2,063,206	$2,211,680
FNMA ±	3.28	3-1-2037	3,768,076	4,015,541
FNMA ±	3.29	10-1-2028	204,818	212,665
FNMA ±	3.30	7-1-2028	221,223	230,339
FNMA ±	3.37	1-1-2033	98,302	100,494
FNMA ±	3.42	12-1-2046	907,445	964,246
FNMA ±	3.43	1-1-2031	67,782	68,522
FNMA ±	3.44	1-1-2033	1,318,829	1,405,379
FNMA ±	3.46	2-1-2029	1,429,504	1,523,146
FNMA ±	3.48	11-1-2029	8,595	8,594
FNMA ±	3.53	7-1-2017	93	93
FNMA ±	3.54	8-1-2030	128,697	131,896
FNMA ±	3.56	9-1-2031	284,236	290,036
FNMA ±	3.58	10-1-2017	368,818	368,415
FNMA ±	3.59	3-1-2030	132,925	136,365
FNMA ±	3.63	9-1-2028	463	464
FNMA ±	3.66	9-1-2033	40,744	41,260
FNMA ±	3.73	7-1-2033	37,049	37,406
FNMA ±	3.79	4-1-2024	225,820	240,098
FNMA ±	3.85	4-1-2033	375,518	397,622
FNMA ±	3.88	7-1-2021	56,840	58,051
FNMA ±	3.92	1-1-2033	65,535	66,686
FNMA ±	3.92	7-1-2033	1,333	1,350
FNMA ±	3.93	6-1-2028	33,835	34,134
FNMA ±	3.95	9-1-2023	2,601	2,604
FNMA ±	3.96	5-1-2033	1,086,380	1,147,354
FNMA ±	3.99	5-1-2034	285,884	300,567
FNMA ±	4.08	5-1-2025	69	69
FNMA ±	4.10	9-1-2017	45	45
FNMA ±	4.11	6-1-2019	1,427	1,437
FNMA ±	4.25	10-1-2021	6,291	6,307
FNMA ±	4.30	1-1-2018	232	232
FNMA ±	4.31	12-1-2036	156,979	164,748
FNMA ±	4.31	11-1-2019	196	194
FNMA ±	4.44	7-1-2028	23,886	25,043
FNMA ±	4.45	6-1-2034	247,482	260,831
FNMA ±	4.49	4-1-2033	194,404	200,840
FNMA ±	4.52	4-1-2032	171,442	171,464
FNMA ±	4.62	4-1-2018	16,077	16,060
FNMA ±	4.64	12-1-2032	158,609	164,078
FNMA ±	4.65	1-1-2019	158,512	160,437
FNMA ±	4.70	11-1-2031	111,658	111,651
FNMA ±	4.73	2-1-2019	77,568	78,799
FNMA ±	4.79	2-1-2033	91,785	91,742
FNMA ±	5.00	6-1-2028	11,167	11,172
FNMA ±	5.07	11-1-2031	16,691	16,715
FNMA	5.50	9-1-2019	19,887	20,125
FNMA ±	5.69	1-1-2019	28,370	28,889
FNMA ±	6.00	1-1-2020	4,643	4,642
FNMA ±	6.45	2-1-2034	42,396	42,470

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	8-1-2028	$58,997	$61,612
FNMA	6.50	5-1-2031	182,765	205,372
FNMA	7.00	11-1-2017	1,078	1,082
FNMA	7.06	11-1-2024	27,825	28,195
FNMA	7.06	12-1-2024	28,211	28,403
FNMA	7.06	3-1-2025	52,136	54,170
FNMA	7.06	3-1-2025	6,533	6,562
FNMA	7.06	4-1-2025	19,465	19,556
FNMA	7.06	1-1-2027	50,023	51,507
FNMA	7.50	1-1-2031	72,420	79,376
FNMA	7.50	1-1-2033	242,768	274,315
FNMA	7.50	5-1-2033	190,026	214,009
FNMA	7.50	5-1-2033	183,404	202,660
FNMA	7.50	6-1-2033	32,585	33,081
FNMA	7.50	7-1-2033	49,284	51,095
FNMA	7.50	8-1-2033	102,759	111,484
FNMA	8.00	12-1-2026	88,430	98,453
FNMA	8.00	2-1-2030	197	199
FNMA	8.00	3-1-2030	299	330
FNMA	8.00	7-1-2031	32,991	33,508
FNMA	8.00	5-1-2033	193,661	220,478
FNMA	8.50	10-1-2026	6,875	7,480
FNMA	8.50	6-1-2030	51,433	54,608
FNMA	8.51	8-15-2024	53,311	58,596
FNMA	9.00	7-1-2030	1,765	1,773
FNMA	10.00	1-20-2021	11,058	11,256
FNMA	11.00	1-1-2018	1,429	1,447
FNMA Series 1989-74 Class J	9.80	10-25-2019	8,686	9,407
FNMA Series 1989-96 Class H	9.00	12-25-2019	3,387	3,614
FNMA Series 1992-39 Class FA ±	2.27	3-25-2022	139,147	139,027
FNMA Series 1992-45 Class F ±	2.27	4-25-2022	23,180	22,778
FNMA Series 1992-87 Class Z	8.00	5-25-2022	14,700	16,279
FNMA Series 1993-113 Class FA ±	1.81	7-25-2023	89,159	88,967
FNMA Series 1993-247 Class FM ±	1.80	12-25-2023	389,586	399,281
FNMA Series 1994-14 Class F ±	2.20	10-25-2023	193,617	200,052
FNMA Series 1998-T02 Class A5 ±	2.67	1-25-2032	126,006	126,756
FNMA Series 2001-50 Class BA	7.00	10-25-2041	183,659	209,415
FNMA Series 2001-63 Class FD ±	1.38	12-18-2031	197,437	200,525
FNMA Series 2001-81 Class F ±	1.33	1-25-2032	82,863	84,276
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	155,157	180,994
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	3,293,893	3,924,305
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	246,128	291,003
FNMA Series 2001-T12 Class A4 ±	3.74	8-25-2041	5,848,657	6,152,687
FNMA Series 2001-W01 Class AV1 ±	1.02	8-25-2031	72,910	70,910
FNMA Series 2001-W03 Class A ±	6.50	9-25-2041	632,296	692,383
FNMA Series 2002-05 Class FD ±	1.68	2-25-2032	221,580	226,995
FNMA Series 2002-33 Class A4 ±	4.92	11-25-2030	152,454	162,754
FNMA Series 2002-59 Class F ±	1.18	9-25-2032	490,066	490,379
FNMA Series 2002-66 Class A3 ±	3.46	4-25-2042	9,059,353	9,569,674
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,502,403	1,794,651

16	Wells Fargo Adjustable Rate Government Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2002-T12 Class A5 ±	4.00%	10-25-2041	$2,068,228	$2,184,087
FNMA Series 2002-T18 Class A5 ±	3.93	5-25-2042	3,695,141	3,972,912
FNMA Series 2002-T19 Class A4 ±	3.66	3-25-2042	214,508	231,084
FNMA Series 2002-W01 Class 3A ±	3.33	4-25-2042	1,331,402	1,375,525
FNMA Series 2002-W04 Class A6 ±	3.62	5-25-2042	2,231,419	2,355,191
FNMA Series 2003-07 Class A2 ±	2.86	5-25-2042	967,615	984,659
FNMA Series 2003-17 Class FN ±	1.08	3-25-2018	98,829	98,767
FNMA Series 2003-63 Class A8 ±	3.13	1-25-2043	1,456,477	1,505,047
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	449,927	539,028
FNMA Series 2003-W04 Class 5A ±	3.35	10-25-2042	1,181,527	1,227,245
FNMA Series 2003-W08 Class 4A ±	3.57	11-25-2042	1,706,277	1,806,321
FNMA Series 2003-W09 Class A ±	1.02	6-25-2033	2,466,898	2,418,517
FNMA Series 2003-W10 Class 2A ±	3.32	6-25-2043	3,308,199	3,443,584
FNMA Series 2003-W18 Class 2A ±	3.66	6-25-2043	11,470,413	12,224,490
FNMA Series 2004-31 Class FG ±	1.18	8-25-2033	274,030	274,583
FNMA Series 2004-38 Class FT ±	1.21	10-25-2033	174,400	175,106
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	599,012	702,460
FNMA Series 2004-T03 Class 2A ±	3.49	8-25-2043	1,890,263	2,007,710
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	327,493	384,041
FNMA Series 2004-W01 Class 3A ±	3.74	1-25-2043	101,952	108,937
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	165,075	194,958
FNMA Series 2004-W12 Class 2A ±	3.72	6-25-2044	5,895,993	6,325,707
FNMA Series 2004-W15 Class 3A ±	3.01	6-25-2044	7,344,355	7,598,323
FNMA Series 2005-57 Class EG ±	1.08	3-25-2035	343,028	343,316
FNMA Series 2005-W03 Class 3A ±	3.01	4-25-2045	1,491,171	1,543,615
FNMA Series 2006-15 Class FW ±	1.08	1-25-2036	263,588	264,722
FNMA Series 2006-W01 Class 3A ±	2.54	10-25-2045	6,712,681	7,163,768
FNMA Series 2007-95 Class A2 ±	1.03	8-27-2036	595,039	592,961
FNMA Series 2012-47 Class FW ±	2.48	5-25-2027	630,200	653,883
FNMA Series 2013-M11 Class FA ±	1.11	1-25-2018	251,098	251,446
FNMA Series G92-20 Class FB ±	2.27	4-25-2022	18,843	18,771
FNMA Series G93-1 Class K	6.68	1-25-2023	383,903	415,678
FNMA Series G93-19 Class FD ±	1.81	4-25-2023	291,232	291,163
GNMA ±	2.42	8-20-2062	6,232,675	6,508,518
GNMA ±	2.44	9-20-2062	2,105,918	2,199,291
GNMA	6.45	4-20-2025	42,370	48,147
GNMA	6.45	5-20-2025	9,461	9,641
GNMA	6.45	9-20-2025	40,767	47,978
GNMA	6.50	6-20-2034	77,763	80,111
GNMA	6.50	8-20-2034	520,777	578,508
GNMA	6.50	8-20-2034	109,069	114,139
GNMA	6.75	2-15-2029	83,197	94,908
GNMA	7.00	7-20-2034	58,163	59,555
GNMA	7.25	8-15-2017	467	468
GNMA	7.25	8-15-2017	1,045	1,048
GNMA	7.25	9-15-2017	3,027	3,044
GNMA	7.25	10-15-2017	4,248	4,269
GNMA	7.25	10-15-2017	843	845
GNMA	7.25	11-15-2017	480	480
GNMA	7.25	1-15-2018	2,370	2,378

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Adjustable Rate Government Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	2-15-2018	$3,919	$3,946
GNMA	7.25	5-15-2018	3,044	3,054
GNMA	9.00	7-15-2017	741	743
GNMA	9.00	3-15-2020	1,759	1,786
GNMA	9.00	8-15-2021	312	314
GNMA	9.00	8-20-2024	196	205
GNMA	9.00	9-20-2024	1,100	1,147
GNMA	9.00	10-20-2024	63	63
GNMA	9.00	11-20-2024	150	150
GNMA	9.00	1-20-2025	5,982	6,726
GNMA	9.00	2-20-2025	19,024	21,269
GNMA Series 2011-H12 Class FA ±	1.26	2-20-2061	2,662,852	2,653,688
GNMA Series 2011-H17 Class FA ±	1.30	6-20-2061	1,296,509	1,293,553
GNMA Series 2013-H13 Class FS ±	1.77	6-20-2063	3,383,679	3,442,339

Total Agency Securities (Cost $759,957,516)				771,450,738

	Yield		Shares
Short-Term Investments: 3.18%

Investment Companies: 3.18%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.48		25,549,353	25,549,353

Total Short-Term Investments (Cost $25,549,353)				25,549,353

Total investments in securities (Cost $785,506,869) *	99.31%	797,000,091
Other assets and liabilities, net	0.69	5,498,169

Total net assets	100.00%	$802,498,260

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $785,544,766 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,866,492
Gross unrealized losses	(1,411,167)

Net unrealized gains	$11,455,325

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 81.62%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$611,376	$613,201
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	3,007,419	2,970,311
FHLB	5.63	3-14-2036	6,150,000	8,186,117
FHLMC ±	1.12	4-15-2030	10,000,753	9,991,257
FHLMC ±	1.12	12-15-2040	2,128,121	2,120,588
FHLMC ±	1.27	8-15-2037	4,672,331	4,691,611
FHLMC ±	1.29	2-25-2023	1,012,382	1,011,543
FHLMC	1.42	5-25-2021	4,483,874	4,417,656
FHLMC ±	1.95	12-15-2036	479,401	496,181
FHLMC %%	2.38	4-25-2023	2,900,000	2,899,957
FHLMC ±	2.73	10-1-2026	172,060	178,933
FHLMC ±	2.78	6-1-2032	67,821	71,189
FHLMC ±	3.00	7-1-2029	107,850	112,180
FHLMC	3.00	5-15-2026	1,194,455	1,232,508
FHLMC	3.00	1-15-2054	258,281	262,909
FHLMC ±	3.00	1-1-2038	1,094,262	1,169,696
FHLMC ±	3.06	5-1-2026	60,067	62,420
FHLMC ±	3.11	7-1-2032	829,633	859,340
FHLMC ±	3.16	9-1-2031	8,541	8,683
FHLMC ±	3.16	9-1-2031	49,535	49,792
FHLMC ±	3.31	5-25-2023	2,850,000	2,982,768
FHLMC	3.50	8-1-2045	7,287,729	7,475,991
FHLMC	3.50	11-1-2045	12,891,365	13,224,385
FHLMC	3.50	12-1-2045	9,147,310	9,383,610
FHLMC	3.50	12-1-2045	2,846,427	2,919,958
FHLMC	4.00	6-1-2044	6,890,548	7,249,900
FHLMC	4.50	3-1-2042	595,235	639,959
FHLMC	4.50	9-1-2044	5,439,196	5,863,821
FHLMC	5.00	5-1-2018	44,912	45,854
FHLMC	5.00	4-1-2019	38,217	39,018
FHLMC	5.00	4-1-2019	50,726	51,790
FHLMC	5.00	6-1-2019	138,440	141,953
FHLMC	5.00	8-1-2019	457,831	470,567
FHLMC	5.00	10-1-2019	167,475	170,988
FHLMC	5.00	2-1-2020	502,588	520,217
FHLMC	5.00	8-1-2040	1,816,466	1,989,140
FHLMC	5.11	5-25-2019	1,140,000	1,207,731
FHLMC	5.50	3-15-2035	459,346	468,061
FHLMC	5.50	7-1-2035	4,522,448	5,083,478
FHLMC	5.50	12-1-2038	2,998,857	3,334,099
FHLMC	6.00	1-1-2024	1,530,224	1,640,528
FHLMC	6.00	10-1-2032	41,658	47,768
FHLMC	6.00	5-25-2043	5,318,991	6,188,551
FHLMC ±	6.38	1-1-2026	66,982	66,989
FHLMC	6.50	4-1-2018	1,168	1,177
FHLMC	6.50	4-1-2021	5,195	5,384
FHLMC	6.50	4-1-2022	64,962	71,544
FHLMC	6.50	9-1-2028	23,709	26,889
FHLMC	6.50	9-1-2028	20,927	23,528
FHLMC	6.50	7-1-2031	4	4

2	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	7.00%	12-1-2023	$3,673	$4,084
FHLMC	7.00	5-1-2024	9,243	9,362
FHLMC	7.00	12-1-2026	2,184	2,252
FHLMC	7.00	12-1-2026	490	531
FHLMC	7.00	4-1-2029	2,119	2,446
FHLMC	7.00	5-1-2029	12,808	14,680
FHLMC	7.00	4-1-2032	133,615	152,295
FHLMC	7.50	11-1-2031	221,356	255,792
FHLMC	7.50	4-1-2032	186,214	213,250
FHLMC	8.00	8-1-2023	14,090	15,191
FHLMC	8.00	6-1-2024	5,784	6,405
FHLMC	8.00	6-1-2024	3,273	3,361
FHLMC	8.00	6-1-2024	8,443	9,242
FHLMC	8.00	8-1-2026	19,671	23,335
FHLMC	8.00	11-1-2026	17,697	20,519
FHLMC	8.00	11-1-2028	13,092	14,712
FHLMC	8.50	7-1-2022	1,501	1,534
FHLMC	8.50	12-1-2025	13,274	14,969
FHLMC	8.50	5-1-2026	1,992	2,211
FHLMC	8.50	8-1-2026	5,724	5,858
FHLMC	8.50	8-1-2026	21,789	21,890
FHLMC	9.00	11-1-2018	28	28
FHLMC	9.00	8-1-2019	136	137
FHLMC	9.00	12-1-2019	100	106
FHLMC	9.00	1-1-2020	9	9
FHLMC	9.00	2-1-2020	86	91
FHLMC	9.00	3-1-2020	1,223	1,240
FHLMC	9.00	3-1-2020	175	178
FHLMC	9.00	9-1-2020	104	111
FHLMC	9.00	9-1-2020	493	506
FHLMC	9.00	12-1-2020	19	19
FHLMC	9.00	3-1-2021	2,277	2,397
FHLMC	9.00	4-1-2021	5,712	5,766
FHLMC	9.00	4-1-2021	2,488	2,537
FHLMC	9.00	4-1-2021	150	163
FHLMC	9.00	7-1-2021	3,022	3,092
FHLMC	9.00	7-1-2021	3,100	3,115
FHLMC	9.00	8-1-2021	371	406
FHLMC	9.00	7-1-2022	377	382
FHLMC	9.00	9-1-2024	790	828
FHLMC	9.50	8-1-2018	12	12
FHLMC	9.50	8-1-2019	48	50
FHLMC	9.50	2-1-2020	2	3
FHLMC	9.50	6-1-2020	31	32
FHLMC	9.50	8-1-2020	138	147
FHLMC	9.50	9-1-2020	14	14
FHLMC	9.50	9-1-2020	852	863
FHLMC	9.50	9-1-2020	26	28
FHLMC	9.50	10-1-2020	39	42
FHLMC	9.50	10-1-2020	23	23

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	9.50%	11-1-2020	$54	$58
FHLMC	9.50	5-1-2021	143	155
FHLMC	9.50	9-17-2022	191,849	196,487
FHLMC	9.50	4-1-2025	23,964	25,077
FHLMC	10.00	8-1-2017	1	1
FHLMC	10.00	1-1-2019	4	4
FHLMC	10.00	12-1-2019	153	163
FHLMC	10.00	3-1-2020	7	7
FHLMC	10.00	6-1-2020	15	16
FHLMC	10.00	7-1-2020	3	3
FHLMC	10.00	8-1-2020	24	26
FHLMC	10.00	10-1-2021	27,633	28,081
FHLMC	10.00	8-17-2022	44,646	44,605
FHLMC	10.00	2-17-2025	278,274	294,819
FHLMC	10.50	2-1-2019	2	2
FHLMC	10.50	5-1-2019	16	16
FHLMC	10.50	6-1-2019	5	5
FHLMC	10.50	8-1-2019	6,936	7,034
FHLMC	10.50	12-1-2019	11,391	11,443
FHLMC	10.50	5-1-2020	13,061	13,338
FHLMC	10.50	5-1-2020	1,777	1,784
FHLMC	10.50	8-1-2020	8,393	8,465
FHLMC	10.50	8-1-2020	21,516	22,067
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	3,173,986	3,185,692
FHLMC Series 2758 Class FH ±	1.12	3-15-2019	817,770	819,035
FHLMC Series 2882 Class TF ±	1.02	10-15-2034	899,572	901,746
FHLMC Series 3346 Class FA ±	1.00	2-15-2019	4,945,317	4,942,725
FHLMC Series 3706 Class C	2.00	8-15-2020	2,524,658	2,540,681
FHLMC Series 3767 Class PD	4.00	7-15-2040	136,370	139,944
FHLMC Series 3948 Class DA	3.00	12-15-2024	479,969	490,193
FHLMC Series K020 Class X1 ±(c)	1.44	5-25-2022	46,144,726	2,824,634
FHLMC Series M036 Class A	4.16	12-15-2029	4,068,876	4,079,170
FHLMC Series T-15 Class A6 ±	1.17	11-25-2028	310,599	309,728
FHLMC Series T-23 Class A ±	1.06	5-25-2030	790,571	781,278
FHLMC Series T-35 Class A ±	1.06	9-25-2031	1,033,810	1,021,045
FHLMC Series T-42 Class A6	9.50	2-25-2042	951,763	1,179,550
FHLMC Series T-55 Class 2A1 ±	3.18	3-25-2043	519,251	521,615
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	1,273,161	1,488,030
FHLMC Series T-57 Class 2A1 ±	3.40	7-25-2043	2,439,166	2,630,398
FHLMC Series T-62 Class 1A1 ±	1.77	10-25-2044	1,444,534	1,458,185
FHLMC Series T-67 Class 1A1C ±	3.10	3-25-2036	1,155,242	1,203,940
FHLMC Series T-67 Class 2A1C ±	3.11	3-25-2036	2,130,451	2,236,207
FHLMC Series T-75 Class A1 ±	0.82	12-25-2036	2,921,740	2,906,300
FNMA ¤	0.00	5-15-2030	7,700,000	4,969,172
FNMA ±	0.97	6-27-2036	247,871	241,563
FNMA	1.03	6-1-2017	2,311,595	2,308,535
FNMA ±	1.08	8-25-2035	2,880,811	2,855,267
FNMA ±	1.13	8-25-2018	4,865,201	4,872,428
FNMA ±	1.13	2-25-2032	885,441	892,086
FNMA ±	1.19	11-25-2035	7,086,469	7,066,830

4	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	1.26%	9-25-2037	$3,902,507	$3,905,095
FNMA ±	1.33	4-25-2050	3,217,274	3,224,125
FNMA	1.40	7-1-2017	2,990,000	2,987,455
FNMA ±	1.53	2-25-2040	8,674,749	8,795,714
FNMA	1.71	12-1-2022	4,603,228	4,561,716
FNMA	1.78	5-1-2020	933,184	925,228
FNMA	1.88	9-24-2026	9,060,000	8,430,212
FNMA ±	1.89	1-1-2043	1,029,403	1,068,061
FNMA	1.92	6-1-2017	2,532,742	2,530,587
FNMA	2.00	5-25-2021	192,341	193,147
FNMA	2.01	7-25-2022	1,624,572	1,624,469
FNMA ±	2.03	5-1-2036	2,127,092	2,227,825
FNMA	2.13	4-24-2026	9,410,000	8,968,859
FNMA ±	2.33	5-1-2023	518,340	526,503
FNMA ±	2.43	9-1-2027	317,092	335,780
FNMA %%	2.50	3-16-2032	6,160,000	6,174,438
FNMA	2.50	4-25-2039	161,239	161,260
FNMA ±	2.52	5-1-2046	6,345,869	6,451,861
FNMA	2.55	3-1-2022	1,656,086	1,678,142
FNMA	2.56	3-1-2021	967,757	981,257
FNMA ±	2.56	3-1-2046	5,944,646	6,054,895
FNMA ±	2.70	5-1-2036	1,236,541	1,303,149
FNMA ±	2.70	11-1-2031	141,332	148,166
FNMA	2.73	1-1-2024	495,406	498,538
FNMA ±	2.76	9-1-2031	50,201	52,961
FNMA ±	2.77	4-1-2032	101,521	103,358
FNMA ±	2.78	12-1-2040	77,005	81,503
FNMA ±	2.80	6-1-2034	502,874	530,192
FNMA ±	2.82	6-1-2032	148,308	155,317
FNMA ±	2.82	12-1-2034	1,044,362	1,098,825
FNMA ±	2.85	9-1-2031	319,227	334,852
FNMA	2.86	11-1-2021	2,657,910	2,722,189
FNMA ±	2.95	12-1-2035	1,141,319	1,203,584
FNMA ±	2.98	10-1-2027	203,703	212,130
FNMA %%	3.00	3-16-2032	19,125,000	19,662,891
FNMA	3.00	4-1-2045	158,261	157,371
FNMA	3.00	11-1-2045	12,365,650	12,296,113
FNMA	3.00	12-1-2045	27,807,768	27,651,395
FNMA	3.00	11-1-2046	20,827,521	20,710,401
FNMA	3.00	12-1-2046	28,806,103	28,644,116
FNMA ±	3.02	8-1-2036	1,840,418	1,942,265
FNMA ±	3.05	5-1-2036	775,374	824,954
FNMA ±	3.09	9-1-2036	843,682	893,545
FNMA	3.19	12-1-2017	2,489,307	2,502,396
FNMA	3.21	5-1-2023	6,865,000	7,121,690
FNMA	3.31	9-25-2020	17,449,510	18,133,463
FNMA	3.38	9-1-2020	1,955,343	2,037,310
FNMA ±	3.41	7-1-2026	278,659	294,025
FNMA	3.44	1-1-2024	8,087,722	8,423,429
FNMA ±	3.45	2-1-2027	224,499	226,701

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.45%	10-1-2027	$7,106,277	$7,232,560
FNMA	3.49	12-1-2020	3,531,935	3,685,083
FNMA %%	3.50	3-16-2032	21,320,000	22,228,946
FNMA	3.50	2-1-2043	90,587	93,310
FNMA	3.50	2-1-2045	19,314,396	19,827,157
FNMA	3.50	4-1-2045	7,729,854	7,930,801
FNMA	3.50	8-1-2045	891,410	914,583
FNMA	3.50	12-1-2045	3,701,700	3,797,930
FNMA	3.50	2-1-2046	5,249,735	5,386,208
FNMA	3.50	5-1-2046	7,724,184	7,924,983
FNMA ±	3.63	9-1-2028	27,342	27,432
FNMA	3.80	3-1-2018	675,867	684,564
FNMA	4.00	5-1-2021	551,661	568,515
FNMA	4.00	10-25-2025	1,223,762	43,683
FNMA	4.00	7-1-2045	3,249,539	3,417,002
FNMA	4.00	2-1-2046	7,814,896	8,218,113
FNMA	4.00	2-1-2046	13,663,177	14,368,144
FNMA	4.00	4-1-2046	20,001,791	21,033,803
FNMA ±	4.15	4-1-2033	36,043	37,452
FNMA	4.50	12-1-2018	264,064	270,753
FNMA	4.50	1-1-2026	3,163,546	3,248,868
FNMA %%	4.50	3-13-2047	45,762,000	49,174,486
FNMA	4.68	2-1-2020	3,139,530	3,353,071
FNMA	4.79	5-1-2019	2,075,646	2,179,337
FNMA ±	4.99	7-1-2033	150,558	154,928
FNMA	5.00	12-1-2018	188,599	193,578
FNMA	5.00	6-1-2019	122,706	125,686
FNMA	5.00	4-1-2023	439,816	464,043
FNMA	5.00	6-1-2023	714,226	763,367
FNMA	5.00	3-1-2034	699,338	767,834
FNMA	5.00	8-1-2040	13,351,607	14,649,734
FNMA	5.00	10-1-2040	912,173	1,001,629
FNMA	5.38	5-1-2017	676,408	676,587
FNMA	5.39	1-1-2024	2,070,946	2,290,928
FNMA	5.50	6-1-2020	393,197	410,656
FNMA	5.50	11-1-2023	113,868	122,458
FNMA	5.50	1-1-2025	71,852	76,131
FNMA	5.50	1-1-2025	339,994	360,566
FNMA	5.50	8-1-2033	4,613,203	5,180,937
FNMA	5.50	9-1-2033	2,546,682	2,861,897
FNMA	5.50	9-1-2033	1,212,592	1,361,530
FNMA	5.50	8-1-2035	774,972	869,481
FNMA	5.50	1-1-2037	861,385	963,718
FNMA	5.50	4-1-2040	2,170,330	2,433,684
FNMA	5.55	9-1-2019	543,782	554,683
FNMA	5.61	2-1-2021	1,786,993	1,911,582
FNMA	5.63	2-1-2018	1,028,677	1,062,850
FNMA	5.67	11-1-2021	5,240,637	5,739,126
FNMA	5.75	5-1-2021	3,303,242	3,617,313
FNMA	5.79	10-1-2017	1,020,360	1,027,991

6	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.95%	6-1-2024	$1,674,053	$1,882,211
FNMA	6.00	3-1-2024	95,400	107,888
FNMA	6.00	1-1-2028	1,292,726	1,462,579
FNMA	6.00	2-1-2035	1,598,316	1,784,248
FNMA	6.00	11-1-2037	662,669	751,074
FNMA	6.00	7-1-2038	277,580	313,918
FNMA %%	6.00	3-13-2047	15,585,000	17,643,687
FNMA	6.08	1-1-2019	369,709	374,941
FNMA	6.50	6-1-2017	479	480
FNMA	6.50	1-1-2024	33,213	37,321
FNMA	6.50	3-1-2028	32,798	35,567
FNMA	6.50	12-1-2029	306,049	349,522
FNMA	6.50	11-1-2031	73,510	83,536
FNMA	6.50	7-1-2036	493,663	565,108
FNMA	6.50	7-1-2036	426,464	489,582
FNMA	6.50	7-25-2042	1,833,226	2,127,738
FNMA	7.00	11-1-2026	9,390	10,301
FNMA	7.00	9-1-2031	4,882	4,897
FNMA	7.00	1-1-2032	5,620	6,266
FNMA	7.00	2-1-2032	109,016	128,984
FNMA	7.00	10-1-2032	252,590	299,073
FNMA	7.00	2-1-2034	2,602	2,929
FNMA	7.00	4-1-2034	195,068	224,864
FNMA	7.00	1-1-2036	6,583	7,051
FNMA	7.00	9-1-2036	101,607	107,536
FNMA	7.50	9-1-2031	109,344	127,810
FNMA	7.50	11-25-2031	586,254	693,442
FNMA	7.50	2-1-2032	46,406	54,315
FNMA	7.50	10-1-2037	1,242,781	1,479,334
FNMA	8.00	5-1-2027	43,356	44,897
FNMA	8.00	10-1-2027	5,913	5,958
FNMA	8.00	6-1-2028	6,295	7,062
FNMA	8.00	2-1-2030	86,573	96,604
FNMA	8.00	7-1-2031	1,451,773	1,716,212
FNMA	8.50	5-1-2017	6,499	6,519
FNMA	8.50	5-1-2017	57	57
FNMA	8.50	8-1-2024	26,830	29,489
FNMA	8.50	5-1-2026	134,722	149,226
FNMA	8.50	7-1-2026	27,149	28,679
FNMA	8.50	8-1-2026	13,776	13,994
FNMA	8.50	10-1-2026	319	333
FNMA	8.50	10-1-2026	6,415	6,441
FNMA	8.50	11-1-2026	30,983	31,792
FNMA	8.50	11-1-2026	9,294	9,742
FNMA	8.50	12-1-2026	173,585	199,658
FNMA	8.50	12-1-2026	18,333	20,620
FNMA	8.50	12-1-2026	293	294
FNMA	8.50	2-1-2027	7,545	7,577
FNMA	8.50	2-1-2027	358	404
FNMA	8.50	3-1-2027	2,623	2,634

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	8.50%	3-1-2027	$869	$941
FNMA	8.50	6-1-2027	89,071	98,311
FNMA	8.50	7-1-2029	876	880
FNMA	9.00	3-1-2021	13,527	13,691
FNMA	9.00	6-1-2021	128	138
FNMA	9.00	7-1-2021	12,499	12,725
FNMA	9.00	8-1-2021	167	182
FNMA	9.00	10-1-2021	1,695	1,696
FNMA	9.00	1-1-2025	19,436	21,708
FNMA	9.00	3-1-2025	2,179	2,211
FNMA	9.00	3-1-2025	1,245	1,251
FNMA	9.00	4-1-2025	2,060	2,069
FNMA	9.00	7-1-2028	24,810	25,269
FNMA	9.50	11-1-2020	128	139
FNMA	9.50	12-15-2020	24,164	24,758
FNMA	9.50	1-1-2021	16,349	16,676
FNMA	9.50	6-1-2022	1,447	1,466
FNMA	9.50	7-1-2028	6,824	6,858
FNMA	10.00	12-1-2020	21,508	21,823
FNMA	11.00	10-15-2020	774	791
FNMA Series 1988-7 Class Z	9.25	4-25-2018	4,172	4,276
FNMA Series 1989-10 Class Z	9.50	3-25-2019	48,387	50,994
FNMA Series 1989-100 Class Z	8.75	12-25-2019	28,519	30,107
FNMA Series 1989-12 Class Y	10.00	3-25-2019	69,168	73,248
FNMA Series 1989-22 Class G	10.00	5-25-2019	81,743	87,142
FNMA Series 1989-63 Class Z	9.40	10-25-2019	5,068	5,395
FNMA Series 1989-98 Class E	9.20	12-25-2019	26,433	28,025
FNMA Series 1990-144 Class W	9.50	12-25-2020	55,738	61,515
FNMA Series 1990-75 Class Z	9.50	7-25-2020	82,720	90,655
FNMA Series 1990-84 Class Y	9.00	7-25-2020	9,945	10,817
FNMA Series 1990-96 Class Z	9.67	8-25-2020	114,447	126,318
FNMA Series 1991-5 Class Z	8.75	1-25-2021	21,491	23,139
FNMA Series 1991-85 Class Z	8.00	6-25-2021	31,050	33,902
FNMA Series 1992-45 Class Z	8.00	4-25-2022	84,843	93,825
FNMA Series 1999-W6 Class A ±	9.51	9-25-2028	5,683	5,785
FNMA Series 2000-T6 Class A2	9.50	6-25-2030	909,194	1,068,589
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	1,379,902	1,558,825
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	354,651	440,020
FNMA Series 2002-T12 Class A5 ±	4.00	10-25-2041	1,166,402	1,231,742
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	4,777,580	5,485,105
FNMA Series 2002-T5 Class A1 ±	1.02	5-25-2032	334,742	328,521
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	782,561	892,863
FNMA Series 2003-T2 Class A1 ±	1.06	3-25-2033	410,829	401,898
FNMA Series 2003-W09 Class A ±	1.02	6-25-2033	109,896	107,741
FNMA Series 2003-W1 Class 1A1 ±	5.58	12-25-2042	746,976	816,680
FNMA Series 2003-W11 Class A1 ±	4.29	6-25-2033	114,033	119,322
FNMA Series 2003-W3 Class 1A4 ±	3.62	8-25-2042	3,236,909	3,379,290
FNMA Series 2003-W5 Class A ±	1.00	4-25-2033	431,795	415,663
FNMA Series 2003-W6 Class 6A ±	3.43	8-25-2042	2,047,187	2,159,850
FNMA Series 2003-W6 Class PT4 ±	8.54	10-25-2042	1,896,098	2,400,383

8	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA Series 2003-W8 Class PT1 ±	10.00%	12-25-2042	$751,143	$860,448
FNMA Series 2004-79 Class FA ±	1.07	8-25-2032	632,444	632,587
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	710,647	819,217
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,600,262	1,876,577
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	1,051,512	1,233,742
FNMA Series 2005-71 Class DB	4.50	8-25-2025	1,044,359	1,093,852
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	860,650	868,791
FNMA Series 2007-W10 Class 2A ±	6.35	8-25-2047	603,557	670,776
FNMA Series 2009-3 Class HL	5.00	2-25-2039	70,456	70,765
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	1,244,292	81,137
FNMA Series 2011-42 Class A	3.00	2-25-2024	412,663	418,466
FNMA Series 2015-M10 Class FA ±	0.80	3-25-2019	2,692,217	2,693,642
FNMA Series 265 Class 2	9.00	3-25-2024	111,977	131,013
FNMA Series G-8 Class E	9.00	4-25-2021	72,737	78,283
FNMA Series G92-30 Class Z	7.00	6-25-2022	100,168	106,631
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	1,661,250	1,810,341
GNMA ±	1.32	5-20-2066	7,274,209	7,252,350
GNMA ±	1.47	8-20-2065	4,379,343	4,399,344
GNMA ±	1.50	9-20-2063	4,760,220	4,779,925
GNMA ±	1.67	8-20-2065	4,716,380	4,733,699
GNMA ±	1.67	4-20-2066	5,842,468	5,866,529
GNMA ±	3.00	8-20-2020	112,671	114,791
GNMA ±	3.00	11-20-2020	66,029	67,856
GNMA	3.00	11-20-2045	23,449,999	23,761,187
GNMA %%	3.50	3-21-2047	36,705,000	38,151,695
GNMA %%	4.00	3-21-2047	13,155,000	13,920,662
GNMA	5.00	7-20-2040	4,286,003	4,729,525
GNMA	5.50	4-20-2034	1,537,478	1,674,582
GNMA	6.00	8-20-2034	186,546	198,422
GNMA	6.50	12-15-2025	29,068	33,159
GNMA	6.50	5-15-2029	1,799	2,053
GNMA	6.50	5-15-2031	2,109	2,406
GNMA	6.50	9-20-2033	64,103	73,723
GNMA	7.00	12-15-2022	32,955	35,113
GNMA	7.00	5-15-2026	3,818	4,135
GNMA	7.00	3-15-2028	44,278	47,657
GNMA	7.00	4-15-2031	1,119	1,149
GNMA	7.00	8-15-2031	20,618	21,696
GNMA	7.00	3-15-2032	15,394	15,793
GNMA	7.34	10-20-2021	41,466	42,293
GNMA	7.34	2-20-2022	9,595	9,628
GNMA	7.34	9-20-2022	11,691	11,734
GNMA	8.00	6-15-2023	4,403	4,789
GNMA	8.00	12-15-2023	285,125	321,155
GNMA	8.00	2-15-2024	837	915
GNMA	8.00	9-15-2024	3,923	4,066
GNMA	8.00	6-15-2025	76	76
GNMA	8.35	4-15-2020	142,765	150,379
GNMA	8.40	5-15-2020	89,730	94,847
GNMA	9.50	10-20-2019	19,308	19,403

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	10.00%	12-15-2018	$3,439	$3,458
GNMA Series 2002-53 Class IO ±(c)	0.60	4-16-2042	444,168	22
GNMA Series 2005-23 Class IO ±(c)	0.01	6-17-2045	3,200,575	1,216
GNMA Series 2006-32 Class C ±	5.30	11-16-2038	3,911,028	4,000,816
GNMA Series 2006-32 Class XM ±(c)	0.02	11-16-2045	11,088,937	6,779
GNMA Series 2006-68 Class D ±	5.31	12-16-2037	4,544,244	4,711,864
GNMA Series 2007-69 Class D ±	5.25	6-16-2041	847,735	896,007
GNMA Series 2008-22 Class XM ±(c)	0.83	2-16-2050	27,599,913	841,248
GNMA Series 2012-12 Class HD	2.00	5-20-2062	2,504,438	2,502,823
GNMA Series 2016-H07 Class FE ±	1.92	3-20-2066	5,158,576	5,249,194
GNMA Series 2016-H07 Class FH ±	1.77	2-20-2066	4,736,621	4,781,323
Resolution Funding Corporation STRIPS ¤	0.00	10-15-2019	20,805,000	19,960,587
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	24,300,000	22,893,929
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,033,296
SBA (a)(c)(i)	1.40	2-15-2018	15,857	45
SBA Series 1992-6 Class A (a)(c)(i)	2.47	10-15-2017	8,730	30
TVA	2.88	2-1-2027	7,580,000	7,605,363

Total Agency Securities (Cost $890,817,145)				896,941,374

Corporate Bonds and Notes: 1.63%

Financials: 0.83%

Banks: 0.83%
International Bank for Reconstruction and Development	0.88	8-15-2019	9,305,000	9,148,816

Utilities: 0.80%

Electric Utilities: 0.80%
Cleveland Thermal LLC (i)	6.25	11-1-2018	400,000	428,986
Cleveland Thermal LLC (i)	7.75	11-1-2025	2,665,000	3,000,835
Cleveland Thermal LLC (i)	8.00	11-1-2028	1,800,000	2,034,160
Cleveland Thermal LLC (i)	8.25	11-1-2037	2,880,000	3,266,384

				8,730,365

Total Corporate Bonds and Notes (Cost $18,420,117)				17,879,181

Municipal Obligations: 4.68%

Florida: 0.67%
Escambia County FL HFA Acts Retirement Life Communities Incorporated Series B (Health Revenue, AGC Insured, TD Bank NA SPA) ø	0.74	11-15-2029	7,375,000	7,375,000

Illinois: 0.91%
Illinois Finance Authority Advocate Health Care Network Series C (Health Revenue, Northern Trust Company SPA) ø	0.64	11-1-2038	10,000,000	10,000,000

Iowa: 1.00%
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC) ø	0.85	4-1-2022	11,000,000	11,000,000

New York: 0.91%
New York Metropolitan Transportation Authority Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.64	11-15-2050	10,000,000	10,000,000

10	Wells Fargo Government Securities Fund	Portfolio of investments—February 28, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Texas: 1.19%
Houston TX Utilities System Authority Series 2004B (Water & Sewer Revenue, Citibank NA LOC) ø	0.65%	5-15-2034	$6,000,000	$6,000,000
San Antonio TX Retama Development Corporation (Miscellaneous Revenue)	10.00	12-15-2020	5,405,000	7,030,662

				13,030,662

Total Municipal Obligations (Cost $50,647,749)				51,405,662

Non-Agency Mortgage-Backed Securities: 2.29%
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,077,123
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	4,195,000	4,311,154
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±	3.56	4-10-2031	5,349,842	5,356,013
JPMBB Commercial Mortgage Securities Series 2015-C28 Class A4	3.23	10-15-2048	6,200,000	6,255,348
National Credit Union Administration Guaranteed Notes Program Series 2011-R4 Class 1A ±	1.16	3-6-2020	672,659	672,816
Vendee Mortgage Trust Series 1995-1 Class 4 ±	8.55	2-15-2025	239,753	276,881
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	333,993	397,248
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,667,260	2,776,767

Total Non-Agency Mortgage-Backed Securities (Cost $25,158,237)				25,123,350

U.S. Treasury Securities: 17.80%
U.S. Treasury Bond ##	2.88	11-15-2046	20,080,000	19,704,283
U.S. Treasury Bond ##	3.13	2-15-2042	26,200,000	27,025,903
U.S. Treasury Bond	3.63	2-15-2044	7,200,000	8,098,034
U.S. Treasury Bond	3.75	11-15-2043	12,470,000	14,330,761
U.S. Treasury Bond	4.63	2-15-2040	7,075,000	9,161,021
U.S. Treasury Note	1.13	6-30-2021	2,350,000	2,281,060
U.S. Treasury Note ##	1.38	6-30-2023	54,810,000	52,375,669
U.S. Treasury Note ##	1.75	5-15-2023	44,400,000	43,459,963
U.S. Treasury Note ##	1.88	1-31-2022	18,225,000	18,199,376
U.S. Treasury Note	2.00	2-15-2023	1,000,000	996,016

Total U.S. Treasury Securities (Cost $197,872,799)				195,632,086

Yankee Corporate Bonds and Notes: 3.06%

Financials: 2.61%

Banks: 2.61%
KfW	1.25	9-30-2019	22,500,000	22,265,460
Royal Bank of Canada Incorporated	2.00	10-1-2018	6,370,000	6,407,073

				28,672,533

Industrials: 0.45%

Transportation Infrastructure: 0.45%
Boldini Limited	3.85	1-19-2036	4,875,000	4,900,574

Total Yankee Corporate Bonds and Notes (Cost $34,193,155)				33,573,107

Yankee Government Bonds: 2.93%
Hashemite Kingdom of Jordan	3.00	6-30-2025	9,800,000	10,049,284
State of Israel	5.50	12-4-2023	9,030,000	10,757,993
Ukraine	1.47	9-29-2021	11,630,000	11,391,399

Total Yankee Government Bonds (Cost $33,328,899)				32,198,676

Portfolio of investments—February 28, 2017 (unaudited)	Wells Fargo Government Securities Fund	11

Security name	Yield		Shares	Value

Short-Term Investments: 1.75%

Investment Companies: 1.55%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	0.48%		17,013,523	$17,013,523

		Maturity date	Principal

U.S. Treasury Securities: 0.20%
U.S. Treasury Bill (z)#	0.49	3-16-2017	$2,225,000	2,224,608

Total Short-Term Investments (Cost $19,238,040)				19,238,131

Total investments in securities (Cost $1,269,676,141) *	115.76%	1,271,991,567
Other assets and liabilities, net	(15.76)	(173,129,152)

Total net assets	100.00%	$1,098,862,415

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,269,268,050 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,519,133
Gross unrealized losses	(12,795,616)

Net unrealized gains	$2,723,517

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date:	April 26, 2017

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	April 26, 2017